As filed with the Securities and Exchange Commission on January 26, 2018

1933 Act File No. 333-[•]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Address of Principal Executive Offices) (Zip Code)

(866) 667-9231

(Registrant’s Telephone Number, including Area Code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, Pennsylvania 19103

(Name and Address of Agent for Service of Process)

With Copies to:

Elliot Gluck, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

An indefinite amount of Registrant’s securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

ALPINE EQUITY TRUST
Alpine Global Infrastructure Fund
Alpine International Real Estate Equity Fund
Alpine Realty Income & Growth Fund

ALPINE INCOME TRUST
Alpine High Yield Managed Duration Municipal Fund
Alpine Ultra Short Municipal Income Fund

ALPINE SERIES TRUST
Alpine Dynamic Dividend Fund
Alpine Rising Dividend Fund

c/o DST Asset Manager Solutions, Inc.
PO Box 8061
Boston, MA 02266
1-888-785-5578

IMPORTANT SHAREHOLDER INFORMATION

We are pleased to enclose a notice, combined proxy statement/prospectus (the "Proxy Statement/Prospectus"), and proxy card(s) for a Joint Special Meeting of Shareholders (the "Meeting") relating to Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each a series of Alpine Equity Trust, a Massachusetts business trust; Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund, each a series of Alpine Income Trust, a Delaware statutory trust; and Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund, each a series of Alpine Series Trust, a Delaware statutory trust (each, a "Target Fund" and collectively, the "Target Funds"). The Meeting is scheduled for April 26, 2018 at 11:00 a.m., Eastern Time, at 711 Westchester Avenue, White Plains, New York 10604. At the Meeting, shareholders of each Target Fund will be asked to approve a proposed Agreement and Plan of Reorganization (each, a "Plan of Reorganization" and collectively, the "Plans of Reorganization"), which contemplates the reorganization of the Target Fund into a corresponding newly-created series (each, an "Acquiring Fund", and collectively, the "Acquiring Funds") of Aberdeen Funds, a Delaware statutory trust, as listed in the table below (each, a "Reorganization", and collectively, the "Reorganizations").

Target Fund	Acquiring Fund
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine High Yield Managed Duration	Aberdeen High Yield Managed Duration
Municipal Fund	Municipal Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

If the Reorganizations are approved by the Target Funds' shareholders, and certain other conditions are fulfilled, each Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for Class A or Institutional Class shares of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund. Shareholders of the Institutional Class of a Target Fund would receive Institutional Class shares of the corresponding Acquiring Fund and Class A shareholders of a Target Fund would receive Class A shares of the corresponding Acquiring Fund. The Reorganization of one Target Fund is contingent on all of the conditions of the Asset Purchase Agreement being satisfied, including a condition requiring the approval by shareholders of the Reorganizations of the other Target Funds. Therefore, if any of the Reorganizations are not approved by shareholders, and the conditions of the Asset Purchase Agreement are not waived by mutual agreement of the parties, the Reorganizations will not occur and Alpine will continue to serve as investment adviser to the Target Funds.

The Acquiring Funds are newly-organized funds that will commence operations upon consummation of the Reorganizations. The Target Funds would then be dissolved. The Reorganizations are not expected to have any federal income tax consequences for the Target Funds or their shareholders. Each Reorganization is anticipated to provide continuity with a similar investment approach (except for Alpine Rising Dividend Fund, as detailed in the Proxy Statement/Prospectus) centering on fundamental analysis, micro and macro research, long-term perspective, team-based ethos and shared insights. The attached Proxy Statement/Prospectus is designed to give you more information about the proposals.

After careful consideration, the Boards of Trustees of the Alpine Equity Trust, Alpine Income Trust and Alpine Series Trust each unanimously recommends that shareholders of their corresponding Target Funds vote "FOR" the proposed Plans of Reorganization. Shareholders of record of any of the Target Funds as of the close of business on February 21, 2018 may vote on the Plan(s) of Reorganization corresponding to their Target Fund(s) at the Meeting and any adjournment or postponement thereof.

Sincerely,

Samuel A. Lieber, President
Alpine Equity Trust Alpine Income Trust Alpine Series Trust

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ALPINE EQUITY TRUST
Alpine Global Infrastructure Fund
Alpine International Real Estate Equity Fund Alpine Realty
Income & Growth Fund

ALPINE INCOME TRUST
Alpine High Yield Managed Duration Municipal Fund
Alpine Ultra Short Municipal Income Fund

ALPINE SERIES TRUST
Alpine Dynamic Dividend Fund
Alpine Rising Dividend Fund

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
To be held on April 26, 2018

Dear Shareholder:

Notice is hereby given that a Joint Special Meeting of Shareholders (the "Meeting") relating to Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each, a series of Alpine Equity Trust, a Massachusetts business trust; Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund, each a series of Alpine Income Trust, a Delaware statutory trust; and Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund, each a series of Alpine Series Trust, a Delaware statutory trust (each a "Target Fund" and collectively, the "Target Funds"). The Meeting is scheduled for April 26, 2018 at 11:00 a.m., Eastern Time, at 711 Westchester Avenue, White Plains, New York 10604. At the Meeting, shareholders of each Target Fund will be asked to approve a proposed reorganization of the Target Fund into a corresponding newly-created series (each, an "Acquiring Fund", and collectively, the "Acquiring Funds") of Aberdeen Funds, a Delaware statutory trust, as described in the table below.

Target Fund	Acquiring Fund
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine High Yield Managed Duration	Aberdeen High Yield Managed Duration
Municipal Fund	Municipal Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

The Meeting is being called by each Target Fund, for the purpose of considering and voting on the following proposal (the "Proposal"):

•  to approve an Agreement and Plan of Reorganization (the "Plan of Reorganization") which contemplates the reorganization of the Target Fund into the corresponding Acquiring Fund, which is a series of Aberdeen Funds, and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (the "Reorganization").

The Proposal is described in the attached combined proxy statement/prospectus (the "Proxy Statement/Prospectus").

The Boards of Trustees of the Alpine Equity Trust, Alpine Income Trust and Alpine Series Trust (collectively, the "Boards of Trustees") on behalf of the Target Funds unanimously recommend that you vote in favor of the Proposal.

The enclosed materials provide additional information about the Proposal. Shareholders of record of any of the Target Funds as of the close of business on February 21, 2018 may vote on the Plan(s) of Reorganization corresponding to their Target Fund(s) at the Meeting and any adjournment or postponement thereof. Whether or not you plan to attend the Meeting in person, please vote your shares. The notice and related proxy materials will be mailed to shareholders on or about [ ], 2018.

The Questions and Answers below are provided to assist you in understanding the Proposal.

Please read the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the proxy card, so that a quorum will be present and a maximum number of shares may be voted.

Important Notice Regarding the Availability of Proxy Materials for the Joint Special Meeting of Shareholders to Be Held on April 26, 2018: This Notice, the Proxy Statement and the form of proxy card are available on the Internet at https://proxyonline.com/docs/Alpine2018.pdf. On this website, you will be able to access the Notice, the Proxy Statement/Prospectus, the form of proxy card and any amendments or supplements to the foregoing material that are required to be furnished to shareholders.

By Order of the Boards of Trustees,

Samuel A. Lieber, President
March [9], 2018

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ALPINE EQUITY TRUST
ALPINE INCOME TRUST
ALPINE SERIES TRUST

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed combined proxy statement/prospectus (the "Proxy Statement/Prospectus") describes proposals to reorganize Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund (each a series of Alpine Equity Trust), Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund (each a series of Alpine Income Trust), and Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund (each a series of Alpine Series Trust) (each a "Target Fund" and collectively, the "Target Funds") into corresponding newly-created series (each, an "Acquiring Fund", and collectively, the "Acquiring Funds") of Aberdeen Funds (each, a "Reorganization", and collectively, the "Reorganizations"). While we encourage you to read the full text of the enclosed Proxy Statement/Prospectus, here is a brief overview of the proposed Reorganizations. Please refer to the more complete information about the Reorganizations contained elsewhere in the Proxy Statement/Prospectus.

COMMON QUESTIONS ABOUT THE PROPOSED REORGANIZATIONS

Q.  Why is a shareholder meeting being held?

A.  The Boards of Trustees of the Alpine Equity Trust, Alpine Income Trust and Alpine Series Trust (each, a "Board" and collectively, the "Boards") unanimously approved agreements and plans of reorganization (each, a "Plan of Reorganization", and collectively, the "Plans of Reorganization"), subject to Target Fund shareholder approval, under which each Target Fund would be reorganized into a corresponding newly-created series of Aberdeen Funds that would be managed by Aberdeen Asset Management Inc. ("AAMI"). If shareholders of each Target Fund approve the proposed Plans of Reorganization, and certain other conditions are fulfilled, you would become a shareholder of the respective Acquiring Fund. The Reorganization of one Target Fund is contingent on all of the conditions of the Asset Purchase Agreement being satisfied, including a condition requiring the approval by shareholders of the Reorganizations of the other Target Funds. Therefore, if any of the Reorganizations are not approved by shareholders, and the conditions of the Asset Purchase Agreement are not waived by mutual agreement of the parties, the Reorganizations will not occur and Alpine will continue to serve as investment adviser to the Target Funds.

On December 21, 2017, Alpine Woods Capital Investors, LLC ("Alpine") and Aberdeen Asset Managers Limited ("AAML") entered into a separate agreement (the "Asset Purchase Agreement") pursuant to which AAML will acquire certain assets related to Alpine's business of providing investment management services to the Target Funds and other registered investment companies (the "Business") upon receipt of the necessary approvals of the Plans of Reorganization and satisfaction or waiver of certain other conditions. More specifically, under the Asset Purchase Agreement, Alpine has agreed to transfer to AAML, for a cash payment at the closing of the Asset Transfer (as defined below) and subject to certain exceptions, (i) all right, title and interest of Alpine in and to the accounts, books, files and other records or documents to the extent used in or relating to the Business; (ii) the right to include in AAML's and in the Fund's performance information the investment performance of the Target Funds since the inception of each Target Fund and copies of information necessary to calculate such investment performance; (iii) all claims, causes of action, choses in action, rights of recovery and rights of set-off of any kind to the extent relating to items (i) and (ii) listed above against any person, including any liens, security interest, pledges or other rights to payment or to enforce payment in connection with products or services delivered by Alpine on or prior to the closing date; and (iv) all goodwill of the Business as a going concern together with the rights to represent to third parties that AAML is the successor to the Business. Such transfers hereinafter are referred to collectively as the "Asset Transfer." Samuel A. Lieber, a Trustee who is currently an "interested person" of the Target Funds as that term is defined in the 1940 Act (the "Interested Trustee") and the Trust's President, will benefit from the Asset Transfer as an indirect majority owner of Alpine. None of the Trustees, who are not "interested persons" of the Target Funds (the "Independent Trustees") as that term is defined in the 1940 Act), have any interest in the Asset Transfer and the Boards, including all of the Independent Trustees voting separately, unanimously approved the Plans of Reorganization.

Each Target Fund is not a party to the Asset Purchase Agreement; however, the completion of the Asset Transfer is subject to certain conditions, including shareholder approval by each Target Fund of the proposal described in the Proxy Statement/Prospectus. Therefore, if each Target Fund's shareholders do not approve its Plan of Reorganization at the Meeting or if the other conditions in the Asset Purchase Agreement are not satisfied and the parties to the Asset Purchase Agreement do not mutually agree to waive the shareholder approval condition and/or any other conditions that are not satisfied, then the Asset Transfer will not be completed and the Asset Purchase Agreement will terminate and the Reorganizations will not occur.

Q.  How will the Reorganizations affect me?

A.  If each Reorganization is approved by the respective Target Fund's shareholders, and certain other conditions are fulfilled, each shareholder will receive shares of the corresponding Acquiring Fund listed in the table below having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder on the closing date of the Reorganization. Shareholders of the Institutional Class of a Target Fund would receive Institutional Class shares of the corresponding Acquiring Fund and Class A shareholders of a Target Fund would receive Class A shares of the corresponding Acquiring Fund.

Target Fund	Acquiring Fund
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine High Yield Managed Duration	Aberdeen High Yield Managed Duration
Municipal Fund	Municipal Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

The Acquiring Funds are newly-created funds that will commence operations upon consummation of the Reorganizations. The Target Funds would then be dissolved. The Reorganizations are not expected to have any federal income tax consequences for the Target Funds or their shareholders. The attached Proxy Statement/Prospectus is designed to give you more information about the proposals.

Q.  Do the Acquiring Funds have different service providers from the Target Funds?

A.  Each Acquiring Fund will offer the same shareholder services to those offered by Target Fund. AAMI serves as the adviser for all of the Acquiring Funds and Aberdeen Asset Managers Limited ("AAML"), which is an affiliate of AAMI, serves as the sub-adviser to certain of the Acquiring Funds and they anticipate providing advisory services that are substantially similar in nature and quality to the nature and quality of the advisory services that are currently provided to each Target Fund by Alpine. The following table outlines the service providers for each of the Target Funds and the comparable service providers for the Acquiring Funds.

	Target Fund	Acquiring Fund
Adviser	Alpine	AAMI
Subadviser	None	None (Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund)
Aberdeen Asset Managers Limited (Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Alpine Realty Income & Growth Fund)
Administrator	State Street Bank and Trust Company ("State Street")	AAMI (State Street serves as subadministrator)
Transfer Agent	DST Asset Manager Solutions, Inc.	DST Asset Manager Solutions, Inc.
Custodian	State Street	State Street
Distributor	Quasar Distributors, LLC	Aberdeen Fund Distributors LLC
Auditor	[ ]	[ ]

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Q.  How do the fees of the Acquiring Funds compare to those of the Target Funds?

A.  Though certain expenses will be higher for the Acquiring Funds as described below, each Acquiring Fund is expected to have the same or a lower net expense ratio than its corresponding Target Fund. AAMI has proposed an expense limitation agreement whereby AAMI would agree to limit fund expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses of a Fund) with respect to each Target Fund until at least the end of the two year period following the date that the corresponding Target Fund completed its Reorganization into the corresponding Acquiring Fund. These limits are the same or lower than the expense limits currently in place for the Target Funds.

It is anticipated that the Acquiring Funds will pay service providers roughly equivalent to or lower fees than fees paid to service providers by the Target Funds, with the exception of administration fees. Acquiring Funds would pay 0.08% of net assets for administration services compared to the Target Funds rate of 0.02% of net assets. Each Acquiring Fund would apply the same total advisory fee rate as currently applied to the Target Fund, but for the sub-advised Acquiring Funds, a portion of the fee would be shared with the sub-adviser.

Under the Administrative Services Plan of the Acquiring Funds, each Acquiring Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A shares (or under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2019, a maximum of 0.15% for contracts with fees that are calculated as percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis). The Target Funds do not have an administrative services plan, but the Target Funds have entered into agreements with certain financial intermediaries pursuant to which the Target Funds pay fees to these financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services, as described in more detail in "Comparison of Target Funds and Acquiring Funds—Transfer Agent Out-of-Pocket Expenses" in this Proxy Statement/Prospectus. However, the expense limitation agreement proposed by AAMI would include within the cap administrative service fees, sub-transfer agency fees and other related intermediary fees, so these fee differences are not expected to cause any increase in net expense ratios for the Acquired Funds.

It is anticipated that the Target Funds could potentially benefit from being part of a larger fund complex due to economies of scale from the spreading of complex-wide costs over a larger asset base. There can be no assurance, however, that such savings will be realized.

Q.  How does the Board recommend that I vote?

A.  For the reasons summarized in this Proxy Statement/Prospectus, each Board recommends that shareholders vote FOR the proposal to approve the Plan of Reorganization of their Target Fund. If no instructions are indicated on your proxy, the representatives holding proxies will vote in accordance with the recommendations of your Target Fund's Board.

Q.  Are there any significant differences between the investment objectives, principal investment strategies and related policies of the Target Funds and the Acquiring Funds?

A.  The Target Funds and Acquiring Funds have the same investment objectives, principal strategies and related policies, with one exception. The Alpine Rising Dividend Fund would be reorganized into the Aberdeen Income Builder Fund, which has the same investment objective but different principal investment strategies, but otherwise has similar investment policies and the same fundamental investment restrictions. The below chart provides the investment objective and a summary of the principal investment strategy of the Alpine Rising Dividend Fund Target Fund compared to the corresponding Acquiring Fund, the Aberdeen Income Builder Fund.

Fund	Alpine Rising Dividend Fund (Target Fund)	Aberdeen Income Builder Fund (Acquiring Fund)
Investment Objective	The Alpine Rising Dividend Fund seeks income. Long-term growth of capital is a secondary objective.	The Aberdeen Income Builder Fund seeks income. Long term growth of capital is a secondary objective.

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Fund	Alpine Rising Dividend Fund (Target Fund)	Aberdeen Income Builder Fund (Acquiring Fund)
Principal Investment Strategy

Under normal circumstances, the Rising Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the "Code"). Under normal circumstances, the Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.

Under normal circumstances, the Income Builder Fund generally invests at least 80% of its net assets in equity and fixed income securities of domestic and foreign issuers . The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry. In order to generate income, the Fund may use a dividend capture strategy where it purchases shares prior to the record date for a dividend and sells them within a short time thereafter. The Fund invests in the fixed income and equity securities of U.S. and foreign issuers, including those in emerging markets.

For other information concerning how the Acquiring Funds compare to the Target Funds, please see "How do the Investment Objectives, Investment Strategies and Investment Restrictions of the Target Funds and Acquiring Funds Compare" in the Proxy Statement/Prospectus.

Q.  Will I have to pay any sales load, charge or other commission in connection with a Reorganization?

A.  No. No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged by a Target Fund as a result of a Reorganization. You will receive shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you own as of the close of business on the day of the closing of the Reorganizations (the "Closing Date").

Q.  What classes of shares will I receive?

A.  You will receive shares of the same class of the Acquiring Fund as you hold in the Target Fund as of the Closing Date. No matter which class of shares you hold in a Target Fund, you will receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you own as of the close of business on the Closing Date.

Q.  What if I redeem or exchange my shares before the closing of the Reorganization with respect to my Target Fund?

A.  Redemptions or exchanges of Target Fund shares that occur before the closing of each Reorganization will be processed according to your Target Fund's policies and procedures in effect at the time of the redemption or exchange.

Q.  Can I purchase additional shares in a Target Fund prior to a Reorganization?

A.  Institutional Class and Class A shares of each Target Fund are currently available for purchase and incoming exchanges. However, if the shareholders of each Target Fund approve its Reorganization, and certain other conditions are fulfilled, each Target Fund will close to new purchases and exchanges approximately two business days prior to the Closing Date of the Reorganizations.

Q.  Will I have to pay any taxes as a result of a Reorganization?

A.  Each Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes. Assuming each Reorganization qualifies for such treatment, you will not recognize a gain or loss for federal income tax purposes as a direct result of a Reorganization. As a condition to the closing of each Reorganization, each Target Fund and each Acquiring Fund will receive an opinion of Willkie Farr & Gallagher LLP to the effect

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that the Reorganization will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax adviser about any state, local and other tax consequences of the Reorganization with respect to your Target Fund.

If shareholders of each Target Fund approve the Reorganizations, your Target Fund will distribute its realized capital gains to shareholders prior to the Closing Date. Fund shareholders who do not hold their shares in a tax-advantaged account will receive a taxable capital gain distribution as a result.

Q.  Who will pay for each Reorganization?

A.  Fund shareholders will not bear the costs of the Reorganizations. The costs solely and directly related to the Reorganizations will be paid by AAMI (or an affiliate) and Alpine, the investment advisers to the Acquiring Funds and Target Funds, respectively, including any proxy solicitation costs (the "Reorganization Costs"), on behalf of each Target Fund and each Acquiring Fund. Alpine, on behalf of the Target Funds, has retained AST Fund Solutions, LLC, a proxy solicitation firm, to assist in the solicitation of proxies and the cost for such solicitation services will be borne by AAMI and Alpine.

Q.  How does the Board recommend that I vote?

A.  Each Board, including all of the independent Board members, unanimously recommends that you vote FOR the Reorganization with respect to your Target Fund.

Q.  What happens if the Reorganization of my Target Fund is not approved?

A.  If the shareholders of your Target Fund do not approve the Reorganization with respect to your Target Fund, then you will remain a shareholder of the Target Fund and the Board may consider other alternatives. Each Reorganization is contingent upon the satisfaction of closing conditions in the Asset Purchase Agreement, including the condition that the shareholders of each of the Target Funds approve the Reorganizations. Therefore, if shareholders of any of the Target Funds do not receive shareholder approval of their Reorganizations or if any other conditions of the Asset Purchase Agreement are not met and the parties to the Asset Purchase Agreement do not mutually agree to waive the unsatisfied condition(s), the Reorganizations will not occur and Alpine will continue to serve as investment adviser to the Target Funds.

Q.  I am an investor who holds a small number of shares. Why should I vote?

A.  Your vote makes a difference. If many shareholders like you fail to vote their proxies, a Target Fund may not receive enough votes to go forward with the Meeting, and additional costs will be incurred to solicit additional proxies. You should be aware that the principals of Alpine and their family members and Alpine's affiliates beneficially own and have voting authority of over 54% of the Alpine Rising Dividend Fund's outstanding voting securities and over 48% of the Alpine International Real Estate Fund's outstanding voting securities (each as of December 31, 2017), and such shares are expected to be voted in favor of the Reorganization of those Funds, which will control the outcome of the vote. The principals of Alpine and their family members and Alpine's affiliates also beneficially own and have voting authority of over 9% of the Alpine Dynamic Dividend Fund's outstanding voting securities, over 9% of the Alpine High Yield Managed Duration Municipal Fund's outstanding voting securities, over 7% of the Alpine Ultra Short Municipal Income Fund's outstanding voting securities, over 9% of the Alpine Realty Income & Growth Fund's outstanding voting securities, and over 14% of the Alpine Global Infrastructure Fund's outstanding voting securities (each as of December 31, 2017), and such shares are expected to be voted in favor of the Reorganization of those Funds. Shares of a Target Fund held by institutions and charitable trusts overseen by the principals of Alpine, but for which they do not maintain a beneficial ownership interest, will be voted in proportion to the total votes received from shareholders who are not principals of Alpine, their family members or affiliates of Alpine. Proxies relating to shares of a Target Fund held by clients of Alpine's affiliates will be passed through to those clients so that those clients will vote with respect to the applicable Reorganization.

Q.  When is the Reorganization of my Target Fund expected to happen?

A.  If the shareholders of your Target Fund approve the Reorganization with respect to your Target Fund, and each of the other Reorganizations is also approved, and certain other conditions are fulfilled, at the Meeting on April 26, 2018, the Closing Date of the Reorganizations is expected to occur during the second quarter of 2018.

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Q.  How can I vote or authorize a proxy to vote?

A.  In addition to voting in person at the Meeting or authorizing a proxy to vote by mail by returning the enclosed proxy card, you also may authorize a proxy to vote by either touch-tone telephone or online via the Internet, as follows:

To authorize a proxy to vote by touch-tone telephone:	To authorize a proxy to vote by Internet:
Read the Proxy Statement/Prospectus and have	Read the Proxy Statement/Prospectus and have
your Proxy Card at hand.	your Proxy Card at hand.
Call the toll-free number that appears on	Go to the website that appears on
your Proxy Card.	your Proxy Card.
Enter the control number set out on the Proxy	Enter the control number set out on the Proxy
Card and follow the simple instructions.	Card and follow the simple instructions.

Q.  Who gets to vote?

A.  If you owned shares of a Target Fund at the close of business on February 21, 2018, you are entitled to vote those shares, even if you are no longer a shareholder of that Target Fund.

Q.  What if I hold my shares in "street name"?

A.  You should follow the voting directions provided by your bank, brokerage firm or other nominee. You may complete and mail a voting instruction form to your bank, brokerage firm or other nominee or, in most cases, submit voting instructions by telephone or over the Internet to your bank, brokerage firm or other nominee. If you provide specific voting instructions by mail, telephone or the Internet, your bank, brokerage firm or other nominee will vote your shares as you have directed. Please note that if you wish to vote in person at the Meeting, you must obtain a "legal" proxy from your bank, brokerage firm or other nominee.

Q.  Whom do I call if I have questions?

A.  If you need more information or have any questions about how to authorize a proxy to cast your vote, please call AST Fund Solutions, LLC, each Target Fund's proxy solicitor, at (866) 745-0268.

Your vote is important. Please authorize a proxy to vote promptly to avoid the additional expense of another solicitation.

TO AVOID UNNECESSARY EXPENSE OF FURTHER SOLICITATION, WE URGE YOU to indicate voting instructions on the enclosed proxy card(s), date and sign it and return it promptly in the envelope provided, no matter how large or small your holdings may be.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense to the Target Funds involved in validating your vote if you fail to sign your proxy card properly.

1.  Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.  Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.

3.  Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

REGISTRATION	VALID SIGNATURES
Corporate Accounts
(1) ABC Corp.	ABC Corp. (by John Doe, Treasurer)
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

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The information in this Combined Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Combined Proxy Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION, DATED JANUARY 26, 2018
COMBINED PROXY STATEMENT/PROSPECTUS

[•, 2018]

COMBINED PROXY STATEMENT FOR:

ALPINE EQUITY TRUST
Alpine Global Infrastructure Fund
Alpine International Real Estate Equity Fund
Alpine Realty Income & Growth Fund

ALPINE INCOME TRUST
Alpine High Yield Managed Duration Municipal Fund
Alpine Ultra Short Municipal Income Fund

ALPINE SERIES TRUST
Alpine Dynamic Dividend Fund
Alpine Rising Dividend Fund
(each, a "Target Fund" and collectively, the "Target Funds")

c/o DST Asset Manager Solutions, Inc.
PO Box 8061
Boston, MA 02266
1-888-785-5578
PROSPECTUS FOR:

ABERDEEN FUNDS
Aberdeen Dynamic Dividend Fund
Aberdeen Global Infrastructure Fund
Aberdeen High Yield Managed Duration Municipal Fund
Aberdeen International Real Estate Equity Fund
Aberdeen Realty Income & Growth Fund
Aberdeen Income Builder Fund
Aberdeen Ultra Short Municipal Income Fund
(collectively, the "Acquiring Funds")

c/o Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

(the Target Funds, together with the Acquiring Funds, the "Funds" and each, a "Fund")

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COMBINED PROXY STATEMENT/PROSPECTUS

ABERDEEN FUNDS
Aberdeen Dynamic Dividend Fund
Aberdeen Global Infrastructure Fund
Aberdeen High Yield Managed Duration Municipal Fund
Aberdeen International Real Estate Equity Fund
Aberdeen Realty Income & Growth Fund
Aberdeen Income Builder Fund
Aberdeen Ultra Short Municipal Income Fund
(collectively, the "Acquiring Funds")

1735 Market Street, 32nd Floor Philadelphia,
Pennsylvania 19103 (866) 667-9231

Dated [•], 2018

This combined proxy statement/prospectus (the "Proxy Statement/Prospectus") solicits proxies to be voted at a Joint Special Meeting of Shareholders (the "Meeting") of the Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each a series of Alpine Equity Trust, a Massachusetts business trust; Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund, each a series of Alpine Income Trust, a Delaware statutory trust; and Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund, each a series of Alpine Series Trust, a Delaware statutory trust (each, a "Target Fund" and collectively, the "Target Funds"). The Meeting has been called by the Boards of Trustees (collectively, the "Boards") of Alpine Equity Trust, Alpine Income Trust and Alpine Series Trust (collectively, the "Trusts") where shareholders of each Target Fund will be asked to vote on the following proposal (the "Proposal"):

Proposal	Shareholders Entitled to Vote

To approve an Agreement and Plan of Reorganization (a "Plan of Reorganization") which contemplates the reorganization of the Target Fund into the corresponding Acquiring Fund, which is a series of Aberdeen Funds, and provides that the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of certain classes of the Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund (the "Reorganization").

Shareholders of the Target Funds as of the close of business on February 21, 2018 ("Record Date").

The Meeting is scheduled for April 26, 2018 at 11:00 a.m. Eastern Time, at 711 Westchester Avenue, White Plains, New York 10604. The Boards, on behalf of the Target Funds, are soliciting these proxies. This Proxy Statement/Prospectus will be mailed to shareholders on or about March [9], 2018. The Reorganization of one Target Fund is contingent on all of the conditions of the Asset Purchase Agreement being satisfied, including a condition requiring the approval by shareholders of the Reorganizations of the other Target Funds. Therefore, if any of the Reorganizations are not approved by shareholders, and the conditions of the Asset Purchase Agreement are not waived by mutual agreement of the parties, the Reorganizations will not occur and Alpine will continue to serve as investment adviser to the Target Funds.

Each Plan of Reorganization contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set out below:

Target Funds Alpine Dynamic Dividend Fund	Acquiring Funds Aberdeen Dynamic Dividend Fund
Class A	Class A
Institutional Class	Institutional Class
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Class A	Class A
Institutional Class	Institutional Class

Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Class A	Class A
Institutional Class	Institutional Class
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Class A	Class A
Institutional Class	Institutional Class
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Class A	Class A
Institutional Class	Institutional Class
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Class A	Class A
Institutional Class	Institutional Class
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund
Class A	Class A
Institutional Class	Institutional Class

The Target Funds and the Acquiring Funds are referred to collectively as the "Funds" and each as a "Fund" in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus gives you information about your investment in the Target Funds and the Acquiring Funds and other matters that you should know about before voting and investing. It is both the Target Funds' proxy statement for the Meeting and a prospectus for the Acquiring Funds. Please read this Proxy Statement/Prospectus carefully and retain it for future reference.

The following documents containing additional information about the Target Funds and the Acquiring Funds, each having been filed with the Securities and Exchange Commission (the "SEC"), are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•  the Statement of Additional Information dated March [9], 2018 (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus;

•  the Prospectus of the Alpine Equity Trust and Alpine Series Trust and the Prospectus of the Alpine Income Trust, each dated February 28, 2018 (collectively, the "Target Funds' Statutory Prospectuses");

•  the Statement of Additional Information of the Alpine Equity Trust and Alpine Series Trust and the Statement of Additional Information of the Alpine Income Trust, each dated February 28, 2018 (collectively, the "Target Funds' Statements of Additional Information");

•  the Aberdeen Funds Statement of Additional Information relating to the Acquiring Funds dated March 7, 2018 (the "Acquiring Funds' Statement of Additional Information" and collectively with the Target Funds' Statements of Additional Information, the "Funds' Statements of Additional Information");

•  the Annual Report with respect to Alpine Equity Trust and the Annual Report with respect to Alpine Series Trust and Alpine Income Trust, each for the fiscal year ended October 31, 2017; and

•  the Summary Prospectuses of each of the Acquiring Funds, dated March 7, 2018 (each, an "Acquiring Fund Summary Prospectus", or collectively, the "Acquiring Fund Summary Prospectuses").

For more information regarding the Acquiring Funds, the Aberdeen Funds Prospectus relating to the Acquiring Funds dated March 7, 2018 (the "Acquiring Funds' Statutory Prospectus" and collectively with the Target Funds' Statutory Prospectuses, the "Funds' Statutory Prospectuses") is on file with the SEC.

The financial highlights for the Target Funds contained in the annual report to shareholders for the fiscal year ended October 31, 2017 are attached to this Proxy Statement/Prospectus as Exhibit E.

The Acquiring Funds' documents noted above are on file with the SEC. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act") and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Aberdeen Funds
1735 Market Street, 32nd Floor Philadelphia,
Pennsylvania 19103 (866) 667-9231

The Target Funds' documents noted above are on file with the SEC. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act") and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC. Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Alpine Funds

c/o DST Asset Manager Solutions, Inc.
PO Box 8061
Boston, MA 02266
1-888-785-5578

You also may view or obtain these documents from the SEC as follows:

In Person:	At the SEC's Public Reference Room at 100 F Street, N.E. Washington, DC 20549
By Phone:	(202) 551-8090
By Mail:	Public Reference Room Office of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)
By E-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Boards know of no business other than that discussed above that will be presented for consideration at the Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

COMBINED PROXY STATEMENT/PROSPECTUS

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus and is qualified in its entirety by reference to the more complete information contained herein. You should read the entire Proxy Statement/Prospectus carefully, including the Form of Plan of Reorganization (attached as Exhibit A). For more information, please read the Prospectuses of the Target Funds and Acquiring Funds and the Statement of Additional Information relating to this Proxy Statement/Prospectus.

PROPOSAL: TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Shareholders of each Target Fund are being asked to consider and approve a Plan of Reorganization. Each Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of that Acquiring Fund, which shares will be distributed to the shareholders of the corresponding class of the Target Fund in complete liquidation and dissolution of the Target Fund.

If each Plan of Reorganization is approved by the shareholders of the Target Funds, and certain other conditions are fulfilled, each shareholder of a Target Fund will receive the corresponding class of the corresponding Acquiring Fund's shares having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owns as of the close of business on a closing date agreed to by the parties to the Plan of Reorganization (referred to in this Proxy Statement/Prospectus as the "Closing Date"). The Reorganization of one Target Fund is contingent on all of the conditions of the Asset Purchase Agreement being satisfied, including a condition requiring the approval by shareholders of the Reorganizations of the other Target Funds. Therefore, if any of the Reorganizations are not approved by shareholders, and the conditions of the Asset Purchase Agreement are not waived by mutual agreement of the parties, the Reorganizations will not occur and Alpine will continue to serve as investment adviser to the Target Funds.

If approved and consummated, the Plan of Reorganization will have the effect of reorganizing the Target Fund with and into the Acquiring Fund. This means that you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the Closing Date, which is currently expected to be in the second quarter of 2018.

What is the purpose of the Proposal?

The Target Funds are managed by Alpine Woods Capital Investors, LLC ("Alpine") while the Acquiring Funds are managed by Aberdeen Asset Management Inc. ("AAMI") and some are sub-advised by Aberdeen Asset Managers Limited ("AAML", and together with AAMI and affiliated advisory entities "Aberdeen"). On December 21, 2017, Alpine and Aberdeen entered into a separate agreement (the "Asset Purchase Agreement") pursuant to which Aberdeen will acquire certain assets related to Alpine's business of providing investment management services to the Target Funds and other registered investment companies (the "Business") if Aberdeen becomes the investment adviser to the Target Funds pursuant to their Reorganizations into the Acquiring Funds upon receipt of the necessary approvals and satisfaction or waiver of certain other conditions. More specifically, under the Asset Purchase Agreement, Alpine has agreed to transfer to Aberdeen, for a cash payment at the closing of the Asset Transfer (as defined below) and subject to certain exceptions, (i) all right, title and interest of Alpine in and to the accounts, books, files and other records or documents to the extent used in or relating to the Business; (ii) the right to include in Aberdeen's and in the Acquiring Funds' performance information the investment performance of the Target Funds since the inception of the Target Funds and copies of information necessary to calculate such investment performance; (iii) all claims, causes of action, choses in action, rights of recovery and rights of set-off of any kind to the extent relating to items (i) and (ii) listed above against any person, including any liens, security interest, pledges or other rights to payment or to enforce payment in connection with products or services delivered by Alpine on or prior to the closing date; and (iv) all goodwill of the Business as a going concern together with the rights to represent to third parties that Aberdeen is the successor to the Business. Such transfers hereinafter are referred to collectively as the "Asset Transfer." Samuel A. Lieber, a Trustee on each Board who is currently an "interested person" of the Target Funds as that term is defined in the 1940 Act (the "Interested Trustee") and the President of the Trusts, will benefit from the Asset Transfer as an indirect majority owner of Alpine. None of the Trustees of the Trusts, who are not "interested persons" of the Target Funds (the "Independent Trustees") as that term is defined in the 1940 Act), have any interest in the Reorganizations and the Boards of Trustees of the Trusts (each, a "Board" and collectively, the "Boards"), including all of the Independent Trustees voting separately, unanimously approved the respective Plans of Reorganization.

The Funds are not parties to the Asset Purchase Agreement; however, the completion of the Asset Transfer is subject to certain conditions, including shareholder approval of the Proposal described in this Proxy Statement/Prospectus by each Target Fund. Therefore, if shareholders do not approve the Plans of Reorganizations for each of the Target Funds or if the other conditions in the Asset Purchase Agreement are not satisfied, and the parties to the Asset Purchase Agreement do not mutually agree to waive the shareholder approval condition and/or any other conditions that are not satisfied, then the Asset Transfer will not be completed and the Asset Purchase Agreement will terminate and the Reorganizations will not occur.

Alpine and Aberdeen anticipate that the Reorganizations will be beneficial in a number of ways, including:

•  As one of the largest listed global asset managers in Europe, Aberdeen has the scale and resources necessary to service future investor demands;

•  Providing access to the significant breadth and depth of Aberdeen's global asset management organization;

•  Continuity of investment policies and strategies with a similar investment approach centering on fundamental analysis, micro and macro research, long-term perspective, team-based ethos and shared insights; and

•  Management by an investment adviser that also has years of experience managing U.S. registered open-end funds.

As further discussed below, Aberdeen has agreed that, for a minimum of two years subsequent to the consummation of the Asset Transfer, it will use commercially reasonable efforts to ensure that there is not imposed an "unfair burden," as defined in Section 15(f) of the 1940 Act, on the Funds.

Furthermore, during the three-year period after the closing of the Asset Transfer, Aberdeen will use commercially reasonable efforts to ensure that at least 75% of the Board will be comprised of persons who are not "interested persons" of either Aberdeen or Alpine.

For the reasons set out below under "Reasons for the Reorganization," the Boards have concluded that the Reorganizations of each Target Fund into the Acquiring Fund is advisable for each respective Target Fund and its shareholders.

What are the federal income tax consequences of the Reorganizations?

It is expected that shareholders of the Target Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Target Funds for shares of the corresponding Acquiring Funds pursuant to the Plans of Reorganization (although there can be no assurance that the Internal Revenue Service ("IRS") will deem the exchanges to be tax-free). You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization of your Target Fund(s) in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only. For further information about the federal income tax consequences of the Reorganization, see "Information About the Reorganization—What are the federal income tax consequences of the Reorganization?"

As a condition to the closing of the Reorganizations, the Target Funds and the Acquiring Funds will receive an opinion from legal counsel to the Funds, Willkie Farr & Gallagher LLP, (based on certain facts, assumptions and representations) to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, the transactions contemplated by the Plans of Reorganization constitute a tax-free reorganization within the meaning of Section 368(a) of the Code. Despite this opinion, there can be no assurances that the IRS will deem the exchanges to be tax-free.

How do the investment objectives, investment strategies and investment restrictions of the Target Funds and the Acquiring Funds compare?

Name and Investment Objectives

Each of the Acquiring Fund names begins with Aberdeen while each of the Target Fund names begin with Alpine. Otherwise the remainder of each Acquiring Fund's name is the same as its Target Fund's name, with the exception of the Alpine Rising Dividend Fund (a Target Fund), which corresponds to the Aberdeen Income

Builder Fund (an Acquiring Fund). When discussing the like-named Target Fund with its corresponding Acquiring Fund within this Proxy Statement/Prospectus, the Target Fund and corresponding Acquiring Fund might be referred to collectively using "Alpine/Aberdeen" and the remainder common naming. For example, the Alpine International Real Estate Fund (Target Fund) and the Aberdeen International Real Estate Fund (Acquiring Fund) may be referred to collectively as the "Alpine/Aberdeen International Real Estate Funds".

Additionally, each of the Acquiring Funds has the same investment objective as its corresponding Target Fund. The below table shows the investment objective that applies to each Target Fund and its corresponding Acquiring Fund.

Target/Acquiring Fund	Investment Objective
Alpine Rising Dividend Fund and Aberdeen Income Builder Fund	Seeks income. Long term growth of capital is a secondary objective.
Alpine/Aberdeen Dynamic Dividend Funds

Seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the "Jobs and Growth Tax Relief Reconciliation Act of 2003," while also focusing on total return for long-term growth of capital.

Alpine/Aberdeen Global Infrastructure Funds	Seeks capital appreciation. Current income is a secondary objective.
Alpine/Aberdeen High Yield Managed Duration Municipal Funds	Seeks a high level of current income exempt from federal income tax.
Alpine/Aberdeen International Real Estate Equity Funds	Seeks long-term capital growth. Current income is a secondary objective.
Alpine/Aberdeen Realty Income & Growth Funds	Seeks a high level of current income. Capital appreciation is a secondary objective.
Alpine/Aberdeen Ultra Short Municipal Income Funds	Seeks high after-tax current income consistent with preservation of capital.

Comparison. The investment objectives of the Target Funds and Acquiring Funds are identical. The investment objective(s) of each Fund except for Alpine/Aberdeen Ultra Short Municipal Income Funds and Alpine/Aberdeen High Yield Managed Duration Municipal Funds (each a "Municipal Fund" and together, the "Municipal Funds") are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund. The investment objective for the Municipal Funds is non-fundamental, which means it may be changed by the respective Board without shareholder approval.

Investment Strategies

The investment strategies of the Target Funds and the Acquiring Funds are the same, with the exception of those that apply to the Alpine Rising Dividend Fund (Target Fund) (the "Rising Dividend Target Fund") and the Aberdeen Income Builder Fund (Acquiring Fund) ("Income Builder Acquiring Fund"). The investment strategies of each of the Target Funds and the Acquiring Funds are non-fundamental, except for the 80% policies of the Municipal Funds, which are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of those Funds. The investment strategies of the Rising Dividend Target Fund and Income Builder Acquiring Fund are compared below.

Both of the Rising Dividend Target Fund and Income Builder Acquiring Fund have strategies to use a dividend capture strategy to seek dividend income where the Funds purchase shares prior to the record date for a dividend and sell them within a short time thereafter. Additionally, both Funds use a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry in the United States or foreign countries, including up to 25% in emerging markets countries.

A significant difference between the investment strategies of the Rising Dividend Target Fund and Income Builder Acquiring Fund is that the Rising Dividend Target Fund invests primarily in equity securities while the Income Builder Acquiring Fund invests in both equity and fixed-income securities. Further, the Rising Dividend Target Fund focuses entirely on a dividend capture strategy to obtain income while the Income Builder Acquiring Fund seeks income both through dividend capture and through its investments in fixed-income securities. Due to an increased focus on dividend capture, which involves the Rising Dividend Target Fund purchasing shares prior to the record date for a dividend and selling them within a short time thereafter, the expected portfolio turnover and associated transaction costs are higher for the Rising Dividend Target Fund than it is for the Income Builder Acquiring Fund. Additionally, as a principal investment strategy, the Rising Dividend Target Fund may invest a portion of its assets in shares of secondary offerings and initial public offerings ("IPOs"), however, the Fund is subject to Alpine's discretionary policy relating to IPO investment that is based on percentage of beneficial ownership of the Fund by Alpine or principals of Alpine, which, as of February 28, 2018, the date of its most recent prospectus, does not permit investments in IPOs. The Income Builder Acquiring Fund may invest in IPOs, but it is not a principal investment strategy.

The following illustrates the similarities and differences between the investment strategies of the Alpine Rising Dividend Fund (Target Fund) and the Aberdeen Income Builder Fund (Acquiring Fund):

Alpine Rising Dividend Fund (Target Fund)	Aberdeen Income Builder Fund (Acquiring Fund)
Under normal circumstances, the Rising Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the "Code"). Under normal circumstances, the Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.
The Fund combines three research driven investment strategies—dividend, growth and value—to generate sustainable distributed dividend income and to identify issuers globally with the history of or potential for increasing dividends and capital appreciation. The Fund seeks to invest in issuers with a history of or potential for increasing and/or accelerating dividends, dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, Alpine analyzes each company's dividend history, free cash flow and dividend payout ratios to assess that company's potential to provide dividends as well the sustainability of dividend growth. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry. In order to generate dividend income, the Fund may use a dividend capture strategy where it purchases share prior to the record date for a dividend and sells them within a short time thereafter. This strategy may result in higher turnover and associated transactions costs for the Fund and may generate taxable short-term gains or losses. There is the potential for market loss on the shares that are purchased to capture a dividend, although Aberdeen Standard Investments seeks to use this strategy to generate additional income with limited adverse impact on the Fund's total return.	Under normal circumstances, the Income Builder Fund generally invests at least 80% of its net assets in equity and fixed income securities of domestic and foreign issuers. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry. In order to generate income, the Fund may use a dividend capture strategy where it purchases shares prior to the record date for a dividend and sells them within a short time thereafter.
The Fund invests in the fixed income and equity securities of U.S. and foreign issuers, including those in emerging markets.
The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An "emerging market" country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. AAMI defines "Western Europe" as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Allocation of the Fund's assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. AAMI screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants.

Alpine Rising Dividend Fund (Target Fund)	Aberdeen Income Builder Fund (Acquiring Fund)
The Fund invests in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An "emerging market" country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Alpine "Western Europe" as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Allocation of the Fund's assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. Alpine screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants.
The Fund's investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.
Certain of the Fund's investment strategies may limit the amount of dividend income the Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income.
The Fund may invest a portion of its assets in shares of initial public offerings ("IPOs") (subject to Alpine's discretionary policy based on percentage of beneficial ownership of the Fund by Alpine or principals of the Adviser, which, as of the date of this Prospectus does not permit investments in IPOs by the Fund) and secondary offerings.
The Fund's 80% investment policy may be changed by the Board of Trustees upon 60 days' prior notice to shareholders.	The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. The Fund may invest up to 50% of its total assets in debt securities and other type of investment that are below investment grade.
The Fund's 80% investment policy may be changed by the Board of Trustees upon 60 days' prior notice to shareholders.

Please see "Comparison of Additional Information About Investments, Investment Techniques and Risks" for more information on the strategies of each Fund.

Differences between the Target Funds' and Acquiring Funds' Investment Restrictions

The fundamental investment restrictions for the Target Funds and Acquiring Funds are identical. The Funds' investment restrictions are detailed in Exhibit B.

What class of shares of the corresponding Acquiring Fund will I receive in the Reorganization?

If each Target Fund's Reorganization is approved and completed, holders of Target Fund shares will receive shares of the corresponding class of shares of the Acquiring Fund as indicated in the following table:

Target Funds	Acquiring Funds
Class A	Class A
Institutional Class	Institutional Class

What are the fees and expenses of the Target Funds compared to the Acquiring Funds?

Expense Ratio Tables. Expenses of a mutual fund are often measured by its expense ratio (i.e., the ratio of the Fund's total expenses for a year divided by its average daily net asset value over the same year). The following tables: (1) compare the fees and expenses for the Target Funds and the Acquiring Funds based on actual expenses of the Target Funds for the most recent fiscal year; and (2) show the estimated fees and expenses for the Target Funds compared to the Acquiring Funds. The purpose of these tables is to assist shareholders in understanding the various costs and expenses that investors in these Funds will bear as shareholders. The tables enable you to compare and contrast the expense levels for each Target Fund and the corresponding Acquiring Fund and obtain a general idea of what the expense levels will be if the Reorganization of the Target Fund occurs. The tables do not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in the Funds. Expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.

The expenses for the Target Funds and the Acquiring Funds are based on actual expenses that were applicable to the Target Funds for the year ended October 31, 2017.

Alpine/Aberdeen Dynamic Dividend Funds

	Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund	Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	1.00%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.50% for Class A shares and 1.25% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine/Aberdeen Global Infrastructure Funds

	Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund	Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	1.00%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	None	1.00%	None

	Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund	Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Interest Expense	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.45% of the average net assets of the Class A shares and 1.20% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.45% for Class A shares and 1.20% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine/Aberdeen International Real Estate Funds

	Alpine International Real Estate Fund	Aberdeen International Real Estate Fund	Alpine International Real Estate Fund	Aberdeen International Real Estate Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	1.00%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%	[ ]%[5]	[ ]%	[ ]%[5]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.62% for Class A shares and 1.37% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine/Aberdeen Realty Income & Growth Funds

	Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund	Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	1.00%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.25% of the average net assets of the Class A shares and 1.00% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.25% for Class A shares and 1.00% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and

Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine Rising Dividend Fund and Aberdeen Income Builder Fund

	Alpine Rising Dividend Fund	Aberdeen Income Builder Fund	Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.50%	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	1.00%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	None	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity

Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 1.43% for Class A shares and 1.18% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine/Aberdeen Ultra Short Municipal Income Funds

	Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund	Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	0.50%	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	0.75%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	0.25%	None	0.25%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 0.75% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.70% of the average net assets of the Class A shares and 0.45% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 0.70% for Class A shares and 0.45% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Alpine/Aberdeen High Yield Managed Duration Municipal Funds

	Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund	Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Shareholder Fees (fees paid directly from your investment)	Class A Shares	Class A Shares	Institutional Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	2.50%	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None[1]	0.75%[2]	None	None
Small Account Fee[3]	None	$20	None	$20
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	0.75%	None	0.75%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[4]	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%
Less: Amount of Fee Limitations/Expense Reimbursements	[ ]%[5]	[ ]%[6]	[ ]%[5]	[ ]%[6]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	[ ]%	[ ]%	[ ]%	[ ]%

  1  A contingent deferred sales charge of 0.50% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $250,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

  2  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

  3  Accounts with balances below $1,000 are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from such accounts are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund may waive the quarterly fee. See the Statement of Additional Information for information about the circumstances under which this fee will not be assessed.

  4  The Fund operated as a series of Alpine Equity Trust prior to the close of business on May [ ], 2018, at which time the Predecessor Fund (defined below) was reorganized into the Fund. Accordingly, "Other Expenses" have been restated to reflect estimated expenses expected to be incurred by the Fund for the current fiscal year.

  5  Alpine has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.90% of the average net assets of the Class A shares and 0.65% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2019 without the Alpine Equity Trust's Board of Trustees' consent. Alpine may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

  6  Aberdeen Funds and AAMI have entered into a written contract limiting operating expenses to 0.90% for Class A shares and 0.65% for Institutional Class shares. This contractual limitation may not be terminated before May [ ], 2020 without the approval of the Independent Trustees. This limit includes Rule 12b-1 Fees, but excludes certain expenses, including any interest, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The Fund is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by AAMI.

Example. These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares of that Fund at the end of those periods. It assumes a 5% return each year and no change in expenses or in the expense limitations for the Funds. The expense limitation agreements will be in place until at least February 28, 2019 for the Target Funds and through at least May [ ], 2020 for the Acquiring Funds, both subject to termination by the Independent Trustees of the Boards. Although the expense limitation agreements for the Acquiring Funds have a later termination date than do the Target Funds, for the sake of comparison, the tables below assume that the expense limitation arrangements for all Funds are in place only until February 28, 2019. Although your actual costs may be higher or lower based on these assumptions your costs would be:

ASSUMING YOU REDEEM YOUR SHARES:

Class A	1 Year			3 Years			5 Years			10 Years
Alpine Rising Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Income Builder Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Dynamic Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Dynamic Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Global Infrastructure Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Global Infrastructure Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine High Yield Managed Duration Municipal Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen High Yield Managed Duration Municipal Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine International Real Estate Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen International Real Estate Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Realty Income & Growth Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Realty Income & Growth Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Ultra Short Municipal Income Fund	$	[	]	$	[	]	$	[	]	$	[	]

Institutional Class	1 Year			3 Years			5 Years			10 Years
Aberdeen Ultra Short Municipal Income Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Rising Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Income Builder Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Dynamic Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Dynamic Dividend Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Global Infrastructure Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Global Infrastructure Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine High Yield Managed Duration Municipal Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen High Yield Managed Duration Municipal Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine International Real Estate Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen International Real Estate Equity Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Realty Income & Growth Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Realty Income & Growth Fund	$	[	]	$	[	]	$	[	]	$	[	]
Alpine Ultra Short Municipal Income Fund	$	[	]	$	[	]	$	[	]	$	[	]
Aberdeen Ultra Short Municipal Income Fund	$	[	]	$	[	]	$	[	]	$	[	]

How do the Funds' portfolio turnovers compare?

A Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Each Acquiring Fund is expected to have roughly the same portfolio turnover rate as the corresponding Target Fund, except that the Income Builder Acquiring Fund may have a lower portfolio turnover rate than its corresponding Rising Dividend Target Fund due to the decreased reliance on a dividend capture strategy that involves purchasing securities ahead of a dividend and selling them shortly thereafter. Additionally, there may be increased portfolio turnover shortly following the Reorganizations for the Acquiring Funds even though most of the Acquiring Funds are following the exact same investment objective and strategies, to the extent that Aberdeen has different convictions relating to specific securities than does Alpine. The Target Funds' portfolio turnover rates during the most recent fiscal year were as follows:

Target Fund	Portfolio Turnover Rate as of October 31, 2017
Alpine Dynamic Dividend Fund	82%
Alpine Global Infrastructure Fund	77%
Alpine High Yield Managed Duration Municipal Fund	151%
Alpine International Real Estate Equity Fund	60%
Alpine Realty Income & Growth Fund	7%
Alpine Rising Dividend Fund	69%
Alpine Ultra Short Municipal Income Fund	214%

How do the Funds' performances compare?

Each Acquiring Fund is newly created solely for the purpose of completing the Reorganization, and therefore has no performance history. The Target Funds will be the accounting and performance survivors of the Reorganizations, and each Acquiring Fund will adopt the corresponding Target Fund's performance history. The bar charts and the performance tables below provide some indication of the risks of an investment in an Acquiring Fund by showing how the Target Fund's performance has varied from year to year and by showing how the Target Fund's average annual returns compare with a broad measure of market performance. The bar chart and the highest/lowest quarterly returns that follow do not reflect the Target Fund's sales charges, and if these charges were reflected, the returns would be less than those shown. The Target Fund's past performance, before and after taxes, does not necessarily represent how the Acquiring Fund will perform in the future.

After-tax returns appearing in the below tables are shown for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans. Updated performance information for the Acquiring Funds will be available on the Funds' website at visit www.aberdeen-asset.us or call 866-667-9231.

Aberdeen Dynamic Dividend Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%**
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 9/22/2003

Aberdeen International Real Estate Equity Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions(1)	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%**
FTSE EPRA/NAREIT® Global ex-U.S. Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 12/30/2011

  **  Institutional Class Inception date is 2/1/1989

Aberdeen Realty Income & Growth Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%**
S&P Developed (ex. U.S.) Property Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
FTSE EPRA/NAREIT® Emerging Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 12/30/2011

  **  Institutional Class Inception date is 11/3/2008

Aberdeen Global Infrastructure Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%**
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 12/30/2011

  **  Institutional Class Inception date is 11/3/2008

Aberdeen Income Builder Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%**
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 12/30/2011

  **  Institutional Class Inception date is 11/5/2008

Aberdeen Ultra Short Municipal Income Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	5 Years	10 Years	Since Inception
Class A shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%*
Institutional Class shares—Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%**
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%**
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

  *  Class A inception date is 3/30/2004

  **  Institutional Class Inception date is 12/6/2002

Aberdeen High Yield Managed Duration Municipal Fund

Annual Total Returns—
Institutional Class Shares
(Years Ended Dec. 31)

During the periods shown in the Chart for the Fund:

Highest Return: [ ]%—[ ] quarter [20 ]
Lowest Return: [ ]%—[ ] quarter [20 ]

Average Annual Total Returns as of December 31, 2017	1 Year	Since Inception*
Class A shares—Before Taxes	[ ]%	[ ]%
Institutional Class shares—Before Taxes	[ ]%	[ ]%
Institutional Class shares—After Taxes on Distributions	[ ]%	[ ]%
Institutional Class shares—After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
S&P Municipal Bond Short Intermediate Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Bloomberg Barclays Municipal Bond: High Yield (Non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

  *  Class A and Institutional Class inception date is 5/31/2013

Who are the Service Providers?

Each Acquiring Fund will offer the same shareholder services as those offered by each Target Fund. AAMI serves as the adviser and Aberdeen Asset Managers Limited ("AAML"), which is an affiliate of AAMI, serves as the sub-adviser to certain of the Acquiring Funds and they anticipate providing advisory services that are substantially similar in nature and quality to the nature and quality of the advisory services that are currently provided to each Target Fund by Alpine. The following table outlines the service providers for each of the Target Funds and the comparable service providers for the Acquiring Funds.

	Target Fund	Acquiring Fund
Adviser	Alpine	AAMI
Subadviser	None	None (Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund)
Aberdeen Asset Managers Limited (Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Alpine Realty Income & Growth Fund)
Administrator	State Street Bank and Trust Company ("State Street")	AAMI (State Street serves as subadministrator)
Transfer Agent	DST Asset Manager Solutions, Inc.	DST Asset Manager Solutions, Inc.
Custodian	State Street	State Street
Distributor	Quasar Distributors, LLC	Aberdeen Fund Distributors LLC
Auditor	[ ]	[ ]

For more information about the investment advisory fees of the Target Funds and the Acquiring Funds and for a detailed description of the management of the Acquiring Funds and other service providers to the Acquiring Funds, please see ""Who manages the Funds?" and "Who are the other service providers?" below.

How are Shares Priced?

The price of each share of each of the Target Funds and the Acquiring Funds is based on its per share net asset value ("NAV"). The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in the Fund's portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The NAV for shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the New York Stock Exchange is open. A purchase, exchange or redemption order will be priced at the next NAV calculated after the order is received in good form by a Fund's transfer agent or an authorized intermediary (plus any applicable sales charge). An order is in "good form" if the Funds' transfer agent has all the information and documentation it deems necessary to effect the order.

The share pricing policies of the Target Funds and the Acquiring Funds are similar. The share pricing policies of the Acquiring Funds are detailed below:

The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

•  calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open.

•  generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV for a particular class next determined after the order is received in good form by a Fund's transfer agent or an authorized intermediary, plus any applicable sales charge. An order is in "good form" if the Funds' transfer agent has all the information and documentation it deems necessary to effect your order.

Please note the following with respect to the price at which your transactions are processed:

•  Fund shares will generally not be priced on any day the New York Stock Exchange is closed, although fixed income Fund shares may be priced on such days if the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets remain open for all or part of the day. On any business day when the SIFMA recommends that the bond markets close early, a fixed income Fund reserves the right to close at or prior to the SIFMA recommended closing time. If a fixed income Fund does so, it will cease granting same business day credit for purchase and redemption orders received after the Fund's closing time and credit will be given to the next business day.

•  The Trust reserves the right to reprocess purchase (including dividend reinvestments), redemption and exchange transactions that were processed at a NAV that is subsequently adjusted, and to recover amounts from (or distribute amounts to) shareholders accordingly based on the official closing NAV, as adjusted.

•  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the New York Stock Exchange and/or the bond markets are stopped at a time other than their regularly scheduled closing time. In the event the New York Stock Exchange and/or the bond markets do not open for business, the Trust may, but is not required to, open one or more Funds for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during this situation, please call 1-866-667-9231.

The Funds do not calculate NAV on days when the New York Stock Exchange is regularly closed (except as described above for fixed income Funds). The New York Stock Exchange is closed on the following days:

•  New Year's Day

•  Martin Luther King, Jr. Day

•  Presidents' Day

•  Good Friday

•  Memorial Day

•  Independence Day

•  Labor Day

•  Thanksgiving Day

•  Christmas Day

•  Other days as determined by the New York Stock Exchange.

Foreign securities may trade on their local markets on days when a Fund is closed. As a result, if a Fund holds foreign securities, its NAV may be impacted on days when investors may not be able to purchase or redeem shares.

The methods used by the Target Funds and Acquiring Funds to value their securities are substantially similar. The Acquiring Funds value their securities at current market value or fair value, consistent with regulatory requirements.

"Fair value" is defined in the Acquiring Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time", subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. Equity securities are similarly valued by the Target Funds.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold. Foreign equity securities are similarly valued by the Target Funds.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Acquiring Funds' Board. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by AAMI generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller, "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Fixed income securities (both long-term and short-term) are similarly valued by the Target Funds

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if AAMI concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund's assets are determined in good faith in accordance with the Valuation Procedures. Derivative instruments are similarly valued by the Target Funds.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Acquiring Funds' Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Acquiring Funds' Board of Trustees. The Target Funds similarly value securities for which market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time) according to fair valuation procedures adopted by the respective Board.

What are the Sales Load, Redemption Fees and Rule 12b-1 Arrangements for Target Funds and Acquiring Funds?

Sales Load on Class A Shares. There is a maximum sales charge of 4.25% for two of the Acquiring Funds, the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund, whereas their corresponding Target Funds have a maximum sales charge of 2.50% and 0.50%, respectively. The remaining Acquiring Funds have a maximum sales charge of 5.75%, whereas their corresponding Target Funds have a maximum sales charge of 5.50%. The Class A sales charges applicable to the Acquiring Funds are described in more detail below:

Front-End Sales Charges For Class A Shares (other than Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund)

	Sales Charge as a Percentage of
Amount of Purchase	Offering Price*	Net Amount Invested (Approximately)	Dealer Commission as Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 up to $100,000	4.75	4.99	4.00
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None**

  *  The offering price of Class A Shares of the Fund is the next determined NAV per share plus the initial sales charge listed in the table above which is paid to the Fund's distributor at the time of purchase of shares.

  **  Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.

Front-End Sales Charges for Class A Shares of Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund

	Sales Charge as a Percentage of
Amount of Purchase	Offering Price*	Net Amount Invested (Approximately)	Dealer Commission as Percentage of Offering Price
Less than $100,000	4.25%	4.44%	3.75%
$100,000 up to $250,000	3.50	3.63	3.00
$250,000 up to $500,000	2.50	2.56	2.00
$500,000 up to $1 million	2.00	2.04	1.75
$1 million or more	None	None	None**

Contingent Deferred Sales Charges on Class A Shares. Class A shares of the Target Funds and Acquiring Funds may both be subject to contingent deferred sales charges. Class A shares of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund may be subject to a contingent deferred sales load of 0.75%, while the remaining Acquiring Funds may be subject to a contingent deferred sales load of 1.00%. This contingent deferred sales charge is only applicable in the event that a Class A shareholder bought shares without paying a sales charge (and is not otherwise eligible to purchase Class A shares without a sales charge), redeems within 18 months of purchase and a finder's fee was paid. This compares to a contingent deferred sales charge of 1.00% of shares of the Target Funds if shares are redeemed within 12 months of purchase as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer, except that there is no contingent deferred sales charge applicable to shares of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund. Following the Reorganizations, Target Fund shareholders will only be subject to a CDSC on any purchased Class A shares of the Acquiring Funds and will not be subject to a CDSC on shares of the Acquiring Funds received in the Reorganizations.

Class A shares of the Target Funds and the Acquiring Funds are subject to a Rule 12b-1 fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to its respective Class A shares.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges of the Acquiring Funds, you must notify Customer Service, your financial intermediary or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges", "Waiver of Class A Sales Charges" and "Broker-Defined Sales Charge Waiver Policies" sections on pages [ ],[ ] and [ ] of the prospectus, respectively, and "Reduction of Class A Sales Charges" in the SAI for more information. Information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares of the Acquiring Funds through one or more of these methods:

•  A Larger Investment. The sales charge decreases as the amount of your investment increases.

•  Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the tables above), you and other family members living at the same address can add the value of any Class A or Class C shares in the Trust (each, an "Aberdeen Fund" and collectively, the "Aberdeen Funds") and Aberdeen Investment Funds that you currently own or are currently purchasing to the value of your Class A purchase.

•  Share Repurchase Privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

•  Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A and Class C shares in the Aberdeen Funds and Aberdeen Investment Funds to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

The following purchasers qualify for a waiver of front-end sales charges on Class A shares of the Acquiring Funds:

•  investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Fund or the Funds' distributor to waive sales charges (Class A shares only);

•  directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Funds' distributor ;

•  "Retirement Plans";

•  "Retirement Plans" include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non-qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer-sponsored retirement and benefit plans.

  "Retirement Plans" do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

•  investment advisory clients of Aberdeen's affiliates;

•  directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with Aberdeen from time to time; and

•  financial intermediaries who have entered into an agreement with a Fund's distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Sales charges are waived on shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same Fund.

Institutional Class Shares. Institutional Class shares of the Target Funds and the Acquiring Funds are offered at net asset value with no front end or contingent deferred sales charge and are not subject to a Rule 12b-1 fee.

Redemption Fees. The Acquiring Funds do not impose a redemption fee (short-term trading fee). The Target Funds impose a redemption fee when shares are redeemed within less than 60 days of purchase of 1.00% of the amount redeemed, except that Aberdeen High Yield Managed Duration Municipal Fund charges a redemption fee of 0.75% and Aberdeen Ultra Short Municipal Income Fund charges a redemption fee of 0.25%.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Target Funds or the Acquiring Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker- dealer or other financial intermediary and your financial advisor to recommend the Funds over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Where can I find more financial information about the Funds?

The Target Funds' and the Acquiring Funds' annual reports, which are incorporated herein by reference, contain a discussion of the Funds' performance during the past fiscal year and shows per share information for each of the past five fiscal years. These documents also are available upon request.

What are the principal risks associated with investments in the Funds?

In most cases, the principal investment risks are the same between the Target Funds and their corresponding Acquiring Funds. There are some different principal investment risks between the Rising Dividend Target Fund and Income Builder Acquiring Fund, which relate to the slightly different strategies between the two Funds as described in this Proxy Statement/Prospectus. The Rising Dividend Target Fund has a principal investment risk relating to initial public offerings and secondary offering risks, while the corresponding Income Builder Acquiring Fund does not. Conversely, the Income Builder Acquiring Fund has principal investment risks relating to calls and redemptions, corporate bonds, credit, high-yield bonds and other lower-rated securities and interest rates, and prepayments, which are not principal investment risks of the Income Builder Acquiring Fund.

Additionally, there are other slight deviations between the Alpine/Aberdeen High Yield Managed Duration Municipal Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund (collectively, the "Municipal Funds"), however, these deviations do not indicate that there are differences in risks attributable to the Acquiring Funds versus the Target Funds. Rather, the Acquiring Funds have, in certain limited circumstances, collapsed certain risks that may be viewed as duplicative. The Alpine Ultra Short Municipal Income Fund has issuer risk noted as a principal investment risk, while its corresponding Acquiring Fund does not. Similarly, the Alpine High Yield Managed Duration Municipal Fund has fixed income securities, issuer and municipal securities risks as principal investment risks, while its corresponding Acquiring Fund does not.

With respect to all of the Funds, if the value of the Fund's investments decreases, shareholders in that Fund may lose money. Below are the principal risks relating to the Target Funds and Acquiring Funds:

Borrowing and Leverage Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Realty Income & Growth Fund, Alpine/Aberdeen High Yield Managed Duration Municipal Fund and Alpine/Aberdeen International Real Estate Fund)—When the Fund borrows for leverage, changes in the value of the Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce the Fund's return if the yield on the securities purchased is less than the borrowing costs.

Call and Redemption Risk (Aberdeen Income Builder Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund)—Some bonds allow the issuer to call a bond for redemption before it matures. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Corporate Bonds (Aberdeen Income Builder)—Corporate bonds are debt instruments issued by domestic or foreign corporations or similar entities. Corporate bonds can decline in value in response to changes in the financial condition of the issuer and involve a risk of loss in case of issuer default or insolvency.

Concentration Risk (Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen International Real Estate Fund and Alpine/Aberdeen Realty Income & Growth Fund)—The Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Credit Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen High Yield Managed Duration Municipal Fund, Alpine/Aberdeen Income Builder Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund)—Credit Risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Currency Risk (All Funds except the Municipal Funds)—The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign government or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk (All Funds)—Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service provider (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Debt Securities Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—Debt securities, such as bonds, involve credit risk and interest rate risk. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Dividend Strategy Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen International Real Estate Fund and Alpine/Aberdeen Realty Income & Growth Fund)—There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend paying periods and may experience loss during these periods.

Equity Securities Risk (All Funds except the Municipal Funds)—The stock or other securities of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Fixed Income Securities Risk (Alpine/Aberdeen Realty Income & Growth Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund)—Fixed income securities are subject to issuer risk, interest rate risk and market risk.

Foreign Currency Transactions Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen International Real Estate Fund and Alpine/Aberdeen Income Builder Fund)—Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage the risk. The Fund's ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

(Alpine/Aberdeen Dynamic Dividend Fund only) The Fund may enter into foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. Although this method attempts to protect the value of the Fund's portfolio securities against a decline in the value of a currency, it does not eliminate fluctuations in the underlying prices of the securities and while such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign and Emerging Market Securities Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen International Real Estate Fund and Alpine/Aberdeen Income Builder Fund)—The Fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Growth Stock Risk (All Funds except the Municipal Funds)—Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

High-Yield Bonds and Other Lower-Rated Securities Risk (Aberdeen Income Builder Fund, Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—The Fund's investments in high yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

Infrastructure-Related Investment Risk (Alpine/Aberdeen Global Infrastructure Fund)—Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Initial Public Offerings and Secondary Offerings Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen International Real Estate Fund and Alpine/Aberdeen Realty Income & Growth Fund)—The Fund may invest a portion of its assets in shares of

IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs and secondary offerings on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuers. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Interest Rate Risk (Alpine/Aberdeen International Real Estate Fund, Alpine/Aberdeen Realty Income & Growth Fund, the Municipal Funds and Aberdeen Income Builder Fund)—Interest rates may rise resulting in a decrease in the value of the securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates. Securities having shorter maturities generally involve less risk of fluctuations in the value resulting from changes in interest rates, but generally have lower yields than securities having longer maturities. Securities having shorter maturities are also subject to reinvestment risk, which is the risk that if interest rates fall the Fund may need to invest the proceeds of redeemed securities in securities with lower interest rates.

Issuer Risk (Alpine Ultra Short Municipal Income Fund)—Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

Land-Secured or "Dirt" Bonds Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Liquidity Risk (All Funds)—Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Management Risk (All Funds)—The Adviser's judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk (All Funds)—The price of a security held by the Fund may fall due to changing market, economic or political conditions.

Medium- and Lower-Grade Municipal Securities Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization ("NRSRO").

Micro Capitalization Company Risk (Alpine/Aberdeen Income Builder Fund, Alpine/Aberdeen International Real Estate Fund)—Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

Municipal Market Volatility and Illiquidity Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration Risk (Municipal Funds)—From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund's investment performance.

Municipal Securities Risk (Alpine High Yield Managed Duration Municipal Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund)—Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities.

Non-Diversified Fund Risk (Alpine/Aberdeen Realty Income & Growth Fund)—Performance of a non-diversified fund may be more volatile than a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer.

Operational Risk (All Funds)—Your ability to transact with the Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. The Fund and its shareholders could be negatively impacted as a result.

Portfolio Turnover Risk (Alpine/Aberdeen Dynamic Dividend Fund, Alpine/Aberdeen Global Infrastructure Fund, Alpine/Aberdeen Ultra Short Municipal Income Fund and Alpine/Aberdeen Income Builder Fund)—High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

Preferred Stock Risk (Alpine/Aberdeen Realty Income & Growth Fund)—Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock has investment characteristics of both fixed income and equity securities. However, the value of these securities tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility.

Prepayment Risk (Aberdeen Income Builder Fund)—As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of fixed income securities may, therefore, repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

Puerto Rico and U.S. Territories Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—Because the Fund invests in the municipal securities of U.S. territories, and currently invests in Puerto Rican municipal securities, events in Puerto Rico are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico's municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

Qualified Dividend Tax Risk (Alpine/Aberdeen Dynamic Dividend Fund)—Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

Real Estate Investment Trust ("REIT") Risk (Alpine/Aberdeen International Real Estate Fund, Alpine/Aberdeen Realty Income & Growth Fund)—REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

Real Estate Securities Risk(Alpine/Aberdeen International Real Estate Fund, Alpine/Aberdeen Realty Income & Growth Fund)—Risks associated with investment in securities of companies in the real estate industry include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions.

Redemption Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund and Alpine/Aberdeen Ultra Short Municipal Income Fund)—The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Small and Medium Capitalization Company Risk (All Funds except the Municipal Funds)—Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

Swaps Risk (Alpine/Aberdeen Dynamic Dividend Fund)—Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. The Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

Tax Risk (Municipal Funds)—To be tax-exempt, municipal obligations generally must meet certain regulatory requirements. If any such municipal obligation fails to meet these regulatory requirements, the interest received by the Fund from its investment in such obligations and distributed to Fund shareholders will be taxable. There is no guarantee that all of the Fund's income will remain exempt from federal or state income taxes. Income from municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

Tender Option Bonds Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

Tobacco Related Bonds Risk (Alpine/Aberdeen High Yield Managed Duration Municipal Fund)—In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

Undervalued Stock Risk (All Funds except the Municipal Funds)—The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Variable Rate Demand Obligations Risks (Alpine/Aberdeen Ultra Short Municipal Income Fund)—Variable rate demand obligations ("VRDOs") are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. In addition, the interest rates on variable rate demand obligations are short-term and may, for example, be reset daily, weekly or monthly. During periods of declining interest rates, the Fund's yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, the Fund's yield on a VRDO will increase and the Fund's shareholders will have a reduced risk of capital depreciation.

Yield Risk (Alpine/Aberdeen Ultra Short Municipal Income Fund)—The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund's expenses could absorb all or a significant portion of the Fund's income. If interest rates increase, the Fund's yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

REASONS FOR THE REORGANIZATIONS

Background

On December 21, 2017, Alpine, the investment adviser to the Target Funds, and Aberdeen, the investment adviser, administrator and, in some cases, sub-adviser to the Acquiring Funds, entered into a separate agreement (the "Asset Purchase Agreement") pursuant to which Aberdeen will acquire certain assets related to Alpine's business of providing investment management services to the Target Funds and other registered investment companies (the "Business") if Aberdeen becomes the investment adviser to the Target Funds pursuant to their Reorganizations into the Acquiring Funds upon receipt of the necessary approvals and satisfaction or waiver of certain other conditions. More specifically, under the Asset Purchase Agreement, Alpine has agreed to transfer to Aberdeen, for a cash payment at the closing of the Asset Transfer (as defined below) and subject to certain exceptions, (i) all right, title and interest of Alpine in and to the accounts, books, files and other records or documents to the extent used in or relating to the Business; (ii) the right to include in Aberdeen's and in the Acquiring Funds' performance information the investment performance of the Target Funds since the inception of the Target Funds and copies of information necessary to calculate such investment performance; (iii) all claims, causes of action, choses in action, rights of recovery and rights of set-off of any kind to the extent relating to items (i) and (ii) listed above against any person, including any liens, security interest, pledges or other rights to payment or to enforce payment in connection with products or services delivered by Alpine on or prior to the closing date; and (iv) all goodwill of the Business as a going concern together with the rights to represent to third parties that Aberdeen is the successor to the Business. Such transfers hereinafter are referred to collectively as the "Asset Transfer." Samuel A. Lieber, a Trustee on each Board who is currently an "interested person" of the Target Funds as that term is defined in the 1940 Act (the "Interested Trustee") and the President of the Trusts, will benefit from the Asset Transfer as an indirect majority owner of Alpine. None of the Trustees of the Trusts, who are not "interested persons" of the Target Funds (the "Independent Trustees") as that term is defined in the 1940 Act), have any interest in the Reorganizations and the Boards of Trustees of the Trusts (each, a "Board" and collectively, the "Boards"), including all of the Independent Trustees voting separately, unanimously approved the respective Plans of Reorganization.

Board Consideration of the Reorganizations

At a regular meeting held on December 14, 2017, the Trustees of the Boards of the Target Funds, on behalf of the Target Funds, including the Independent Trustees, considered and approved the Reorganizations as set forth in the Plans of Reorganization. The Boards determined that the Reorganizations are advisable for the Target Funds and their shareholders. At the meeting and throughout the course of the Board's considerations of these matters, the Independent Trustees were advised by their independent legal counsel that is experienced in1940 Act matters.

Before approving the Plans of Reorganization, the Trustees evaluated extensive information provided by management of the Target Funds and management of the Acquiring Funds and reviewed various factors about the Target Funds and the Acquiring Funds and the proposed Reorganizations. The Boards noted that Alpine and Aberdeen were recommending the Reorganizations in connection with the Asset Purchase Agreement described above and that the recommendation of Alpine and Aberdeen is subject to their fiduciary duties to the Funds they manage. The Boards further considered, among other things:

•  that the investment objectives of the Target Funds and the Acquiring Funds are the same and, except with respect to Rising Dividend Target Fund, their investment strategies are the same;

•  that, with respect to Rising Dividend Target Fund and the corresponding Acquiring Fund, the investment strategies are similar and the differences are intended to achieve the same investment objective;

•  Aberdeen's asset management business and its investment management experience and performance, including information about the portfolio management teams of the Acquiring Funds;

•  that the advisory fees to be paid to Aberdeen under each Acquiring Fund's investment advisory agreement are the same as those paid to Alpine under the corresponding Target Fund's investment advisory agreement;

•  that Aberdeen has agreed to cap each Acquiring Fund's annual operating expenses at the same level as the corresponding Target Fund's current expense cap for at least a two-year period from the date of the Reorganizations;

•  the expectation that the Target Funds could potentially benefit from being part of a larger fund complex;

•  the expectation that the Reorganizations will constitute reorganizations within the meaning of Section 368(a) of the Code and that the Target Funds and their shareholders are not expected to recognize gain or loss for U.S. federal income tax purposes in the Reorganizations;

•  that Alpine and Aberdeen will bear the costs associated with the Reorganizations, shareholder meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes the proxy statement and the cost of copying, printing and mailing proxy materials, and neither the Target Funds nor the Acquiring Funds will incur any expenses in connection with the Reorganizations;

•  that the Reorganizations would allow each Target Fund's shareholders who wish to continue to invest in a mutual fund managed in substantially the same manner as the Target Fund to do so;

•  that the Reorganizations will be submitted to the shareholders of the Target Funds for their approval; and

•  that a shareholder of a Target Fund who does not wish to become a shareholder of the corresponding Acquiring Fund may redeem his or her shares before the Reorganizations.

The consummation of each Reorganization is contingent upon certain closing conditions in the Asset Purchase Agreement, including approval of every Target Fund's proposed Plan of Reorganization by its shareholders, or the waiver of any unsatisfied conditions by mutual agreement among the parties to the Asset Purchase Agreement. The Plans of Reorganization are also subject to certain other closing conditions and termination rights, including the Boards' right to terminate the respective Plans of Reorganization at any time if the applicable Board(s) determine that proceeding with a Reorganization is inadvisable for either the Target Fund or the Acquiring Fund. In the event that a Board determines not to proceed with a Reorganization, or if shareholders of a Target Fund do not approve a Reorganization, the Target Fund's Board will consider other options.

The Trustees of the Aberdeen Funds' Trust also approved the Plans of Reorganization on behalf of the Acquiring Funds.

FOR THE REASONS DISCUSSED ABOVE, THE BOARDS UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR THE PROPOSAL.

INFORMATION ABOUT THE REORGANIZATIONS AND THE PLANS OF REORGANIZATION

The following is a summary of the Plans of Reorganization and is qualified in its entirety by reference to the form of Plan of Reorganization, a copy of which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Reorganizations be carried out?

First, the Reorganization of each Target Fund must be approved by its shareholders. In the event a Target Fund fails to receive sufficient votes for approval of the Reorganization, management will consider whether to continue further solicitations. The consummation of each Reorganization is contingent upon certain closing conditions in the Asset Purchase Agreement, including approval of every Target Fund's proposed Plan of Reorganization by its shareholders, or the waiver of any unsatisfied conditions by mutual agreement among the parties to the Asset Purchase Agreement.

If the shareholders of the Target Funds approve the Reorganizations, each Reorganization will take place after the parties to the Plan of Reorganization satisfy various conditions. The Plan of Reorganization contains a number of conditions that must be met before either the Target Fund or the Acquiring Fund is obligated to proceed with the Reorganization. These include, among others, that (1) the Funds receive from the Funds' counsel certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with certain laws and regulations (including an opinion from counsel to Aberdeen Funds that the shares issued in the Reorganization will be validly issued, fully paid and non-assessable); (2) both the Target Fund and the Acquiring Fund receive from counsel to the Trust the tax opinion described below under "What are the federal income tax consequences of the Reorganization?"; and (3) both the Target Fund and the Acquiring Fund receive certain certificates from its officers concerning the continuing accuracy of its representations and warranties made in the Plan of Reorganization. The Plan of Reorganization contains a number of representations and warranties made by the Target Fund to the Acquiring Fund related to, among other things, the Target Fund's legal status, compliance with laws and regulations and financial position and also contains similar representations and warranties made by the Acquiring Fund to the Target Fund.

If the shareholders of a Target Fund approve the Reorganization and various conditions are satisfied, the Target Fund will deliver to the Acquiring Fund all of its assets and liabilities on the closing date of the Reorganization. In the exchange, the Target Fund will receive the Acquiring Fund's shares to be distributed pro rata to the Target Fund's shareholders. Each shareholder of the Target Fund will receive the number of full and fractional shares of the corresponding class of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholder owns as of the close of business on the Closing Date as follows:

Target Fund	Acquiring Fund
Class A	Class A
Institutional Class	Institutional Class

Each Reorganization is scheduled to occur on a date agreed to by the parties to the Plan of Reorganization (i.e., the Closing Date), which is currently expected to be in the second quarter of 2018. The value of the assets of the Target Fund will be the value of such assets as of the close of business of the New York Stock Exchange (normally 4:00 p.m., Eastern time).

The liquidation and distribution with respect to each class of the Target Fund's shares will be accomplished by the transfer of the Acquiring Fund shares then credited to the account of the Target Fund on the books of the Acquiring Fund to newly-opened accounts on the books of that Acquiring Fund in the names of the Target Fund shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund will not issue certificates representing the Acquiring Fund shares issued in connection with such exchange.

After such distribution, the Target Fund will take all necessary steps under the 1940 Act, applicable state law, its governing instruments, and any other applicable law to cease operating as an investment company and to cease the continuous offering of its shares, and to liquidate.

The Plans of Reorganization may be amended as may be deemed necessary, if agreed between the parties, by the authorized officers of the Trusts, provided that following the shareholder meeting no amendment may change the provisions for determining the number of shares to be issued to Target Fund shareholders to the detriment of such shareholders without their further approval. A Plan of Reorganization may be terminated with respect to the Target Fund or the Acquiring Fund if at any time prior to the Closing Date the respective Board(s) conclude that the Reorganization is inadvisable with regards to either the Target Fund or Acquiring Fund.

Management of the Acquiring Funds does not plan any significant realignment with respect to most of the Acquiring Funds as the investment objective and policies are either identical or substantially similar between the Target and Acquiring Funds, except that there is some expected portfolio realignment expected for the Income Builder Acquiring Fund, which has slightly different principal investment strategies than does its corresponding Rising Dividend Target Fund. It is anticipated that most, if not all, of the realignment will be accomplished post-reorganization, and the brokerage and/or related trading costs will be borne by shareholders of the Acquiring Fund. It is anticipated that the Income Builder Acquiring Fund will realign approximately 90% of its portfolio, which is anticipated to cost approximately $480,000, which amounts to approximately $0.082 per share, post-Reorganization using information as of January 2018 with the per share impact using the share price as of October 31, 2017. Additionally, it is anticipated that there will be some portfolio realignment for the other Acquiring Funds estimated to be approximately 5% of the portfolio securities of the Aberdeen Ultra Short Municipal Income Fund, which is estimated to cost around $1.5 million (or $0.014 per share), approximately 20% of the Aberdeen High Yield Managed Duration Municipal Income Fund, which is estimated to cost around $3 million (or $0.119 per share), approximately 25% of the Aberdeen Global Infrastructure Fund, which is estimated to cost $28,000 (or $0.004 per share), approximately 10% of the Aberdeen Dynamic Dividend Fund, which is estimated to cost $14,400 (or $0.0004 per share), approximately 5% of the Aberdeen Realty Income & Growth Fund, which is estimated to cost $736,000 (or $0.156 per share) and approximately 25% of the Aberdeen International Real Estate Equity, which is estimated to cost $4.7 million (or $0.918 per share).

The tax impact of any sales of portfolio holdings will depend on the difference between the price at which such portfolio securities are sold and the applicable Fund's basis in such securities. Any capital gains recognized in these sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Income Builder Acquiring Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders. The Income Builder Acquiring Fund is not expected to have capital loss carryforwards to offset any of these capital gains. If the Reorganization is approved and you do not wish to have your Target Fund shares exchanged for shares of the Acquiring Fund, you should redeem your shares prior to the completion of the Reorganization. If you redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

Who will pay the expenses of the Reorganizations?

The reasonable expenses associated with the Reorganizations will be borne solely by Alpine and Aberdeen and will not be borne by the Target Funds or their shareholders (shareholders will continue to pay brokerage or trading expenses, including those related to securities sold immediately following the Reorganization to realign the portfolio of the respective Acquiring Fund, if any).

What are the federal income tax consequences of the Reorganizations?

Treatment as Tax-Free Reorganizations. The Reorganizations are intended to qualify as tax-free reorganizations for federal income tax purposes under Section 368(a)(1) of the Code. Based on certain assumptions made and representations to be made on behalf of the Target Funds and the Acquiring Funds, it is expected that Willkie Farr & Gallagher LLP will provide a legal opinion with respect to each Reorganization to the effect that, for federal income tax purposes:

•  Shareholders of the Target Fund will not recognize any gain or loss as a result of the exchange of their shares of the Target Fund for shares of the Acquiring Fund;

•  No gain or loss will be recognized by the Target Fund (a) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund or (b) upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in liquidation, as contemplated in the Plan of Reorganization, except for any gain recognized on assets which may be marked to market for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof;

•  Neither the Acquiring Fund nor its shareholders will recognize any gain or loss upon receipt of the assets of the Target Fund;

•  The tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer, and the holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Target Fund except for certain adjustments that may be required to be made solely as a result of gain recognized on the transfer of certain assets of the Target Fund;

•  The holding period and aggregate tax basis for Acquiring Fund shares that are received by the Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Target Fund previously held by such shareholder, provided that the shareholder held Target Fund shares as a capital asset at the time of the Reorganization; and

•  The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code.

AAMI has not sought a tax ruling from the IRS. Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.

General Limitation on Capital Losses. The capital loss carryforwards that exist in the Target Funds immediately prior to the Reorganizations will be available to the Acquiring Funds following the Reorganizations. As of the fiscal year ended October 31, 2017, the Target Funds had approximately the following amount of capital loss carryforwards with the amounts specified in the chart below:

	Amounts Expiring		Amounts without Expiration
Target Fund	31-Oct-18	31-Oct-19	Short Term	Long Term
Alpine Dynamic Dividend Fund	154,525,095	—	14,996,391	—
Alpine Global Infrastructure Fund	—	—	—	—
Alpine High Yield Managed Duration Municipal Fund	—	—	2,048,670	246,131
Alpine International Real Estate Equity Fund	65,121,028	63,938,162	—	65,869,910
Alpine Realty Income & Growth Fund	—	—	—	—
Alpine Rising Dividend Fund	—	—	—	—
Alpine Ultra Short Municipal Income Fund	—	67,228	363,992	18,110

Tracking Your Basis and Holding Period; State and Local Taxes. After the Reorganization of your Target Fund, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares of the Acquiring Fund for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganization because the discussion above only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Funds?

If a Reorganization is approved by a Target Fund's shareholders, and certain other conditions are fulfilled, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Target Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable and will have no pre-emptive or conversion rights. The shares of the Acquiring Fund will be recorded electronically in each shareholder's account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, outstanding certificates, if any, representing shares of the Target Fund will be cancelled.

What are the capitalizations of the Funds and what might the capitalizations be after the Reorganization?

The Acquiring Funds are shell funds being set up solely for the purposes of the Reorganizations. Therefore, the capitalizations of the Acquiring Funds are expected to be the exact same, with the exception of de minimis seed capital to be inserted by Aberdeen prior to the Reorganizations for the purposes of having an initial sole shareholder perform certain ministerial matters that will be necessary to prepare the shell funds for the commencement of operations upon the Reorganizations. The Acquiring Funds are the legal survivors of the Reorganizations while the Target Funds are the accounting and performance survivors.

COMPARISON OF TARGET FUNDS AND ACQUIRING FUNDS

Who manages the Funds?

AAMI, a Delaware corporation formed in 1994, is a registered investment adviser and serves as the investment adviser to the Acquiring Funds. AAMI is a wholly-owned subsidiary of Aberdeen Asset Management PLC ("Aberdeen PLC") located at 10 Queen's Terrace, Aberdeen, Scotland, AB10 1YG. On March 6, 2017, the Boards of Standard Life plc and Aberdeen Asset Management PLC announced that they had reached an agreement on the terms of a recommended all-share merger (the "Merger"). The Merger was completed on August 14, 2017 and, as of that date, Aberdeen Asset Management PLC became a direct subsidiary of Standard Life plc as a result of the Merger and the combined company changed its name to Standard Life Aberdeen plc ("Standard Life Aberdeen"). As a result of the Merger, Aberdeen is an indirect subsidiary of Standard Life Aberdeen.

Standard Life Aberdeen, located at Standard Life House, 30 Lothian Road, Edinburgh EH1 2DH, is a Scottish limited company listed on the London stock exchange. Standard Life Aberdeen is the parent company of an asset management group managing approximately $764.35 billion in assets as of September 30, 2017 for a range of pension funds, financial institutions, investment trusts, unit trusts, offshore funds, charities and private clients, including U.S.-registered investment companies. Standard Life Aberdeen together with its affiliates is a global business with offices in 50 cities around the world, servicing clients in 80 countries.

Pursuant to sub-advisory agreement with AAMI and Aberdeen Funds, AAML sub-advises the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Fund and Aberdeen Realty Income & Growth Fund. AAML is located at Bow Bells House, 1 Bread Street, London EC4M 9HH, is a corporation organized under the laws of the United Kingdom and is a U.S. registered investment adviser. AAMI and AAML would manage the Acquiring Funds in accordance with the policies and procedures established by the Board. In rendering investment advisory or sub-advisory services, AAMI and AAML may use the resources of investment advisor subsidiaries of Standard Life Aberdeen. These affiliates have entered into a memorandum of understanding with AAMI or AAML pursuant to which investment professionals from each affiliate may render portfolio management, research or trading services to clients of AAMI and AAML, including the Funds, as associated persons of AAMI and AAML, subject to supervision by AAMI and/or AAML.

For the Acquiring Funds sub-advised by AAML, AAML would be responsible for the day-to- day management of the Target and Acquiring Funds and for assisting AAMI with oversight for the Fund.

Portfolio Manager Information

The below information and charts provide details with respect to the portfolio managers and portfolio management teams that manage each of the Acquiring Funds.

Aberdeen Dynamic Dividend Fund and Aberdeen Global Infrastructure Fund

Each of the Aberdeen Dynamic Dividend Fund and Aberdeen Global Infrastructure Fund is managed by the Global Equity Team. The Global Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI's process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Manager	Funds
Stephen Docherty, Head of Global Equities
Mr. Docherty joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management PLC and Standard Life in August 2017. He joined Legacy Aberdeen in 1994 as an investment statistician in the performance and risk area. In 1996 he moved into a fund management role covering the Latin American equity markets. In 1999 he became involved in managing global portfolios and was appointed Head of the Desk at the end of 2002. Previously, He worked for Scottish Mutual Assurance in the department of Actuarial Services.	Aberdeen Dynamic Dividend Fund Aberdeen Global Infrastructure Fund
Bruce Stout, Senior Investment Manager
Mr. Stout joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He joined Legacy Aberdeen in 2001, via the acquisition of Murray Johnstone. He has held a number of roles including Investment Manager on the Emerging Markets Team. He graduated with a BA in Economics from the University of Strathclyde and completed a graduate training course with General Electric Company UK.	Aberdeen Dynamic Dividend Fund Aberdeen Global Infrastructure Fund
Jamie Cumming, Senior Investment Manager
Mr. Cumming joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He joined Legacy Aberdeen via the acquisition of Edinburgh Fund Managers in 2003, where he was an Investment Manager on the Japanese Equities Team. Previously, He worked for Grant Thornton Chartered Accountant and is a member of the Institute of Chartered Accountants in Scotland. Jamie graduated with a BA (Hons) from Strathclyde University and is a CFA Charterholder. CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.	Aberdeen Dynamic Dividend Fund Aberdeen Global Infrastructure Fund
Martin Connaghan, Senior Investment Manager
Mr. Connaghan joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He joined Legacy Aberdeen in 2001, via the acquisition of Murray Johnstone. He has held a number of roles including Trader and SRI Analyst on the Global Equity Team; he also spent two years as a Portfolio Analyst on the Fixed Income Team in London.	Aberdeen Dynamic Dividend Fund Aberdeen Global Infrastructure Fund

Portfolio Manager	Funds
Stewart Methven, Senior Investment Manager
Mr. Methven joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. He joined Legacy Aberdeen in 2003 from Edinburgh Fund Managers where he was an Investment Manager on the Pan-European Equity Team. Previously, he worked at Prudential Portfolio Managers as an Investment Analyst. He graduated with a BA (Hons) in Economics from Heriot-Watt University and is a member of ASIP.	Aberdeen Dynamic Dividend Fund Aberdeen Global Infrastructure Fund

Aberdeen Income Builder Fund

The Aberdeen Income Builder Fund is managed by the U.S. Equity Team. The U.S. Equity Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI's process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Fund, with the following members having the most significant responsibility for the day-to-day management of the Fund, as indicated:

Portfolio Manager	Funds
Ralph Basset
Mr. Bassett oversees the region's research effort in addition to portfolio construction. Mr. Basset joined Legacy Aberdeen in 2006 upon the relocation of the Equity team from London to Philadelphia. Ralph earned a BS in Business, Finance (Hons) from Villanova University. He is a CFA charterholder.	Aberdeen Income Builder Fund
Jeff Morris
Mr. Morris began his career with Invesco Funds Group in 1991, becoming an analyst in 1994. In 1995, he was appointed Portfolio Manager and went on to be responsible for various Invesco Funds before joining Standard Life Investments in June 2004. He graduated with a MS Finance from the University of Colorado. He is a CFA charterholder.	Aberdeen Income Builder Fund
Fran Radano
Mr. Radano is responsible for the co-management of client portfolios. He joined Aberdeen in 2007 following the acquisition of Nationwide Financial Services. Previously, He worked at Salomon Smith Barney and SEI Investments. He graduated with a BA in Economics from Dickinson College and an MBA in Finance from Villanova University. He is a CFA charterholder.	Aberdeen Income Builder Fund

Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund

Each of the Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund is managed by the Global Real Estate Team. The Global Real Estate Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI's process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Manager	Funds
Svitlana Gubriy, Head of Global REIT Funds
Previously with Standard Life plc, Ms. Gubriy joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. Currently Head of Global REIT Funds for Aberdeen Standard Investments and the named fund manager for Global REIT OEIC and SICAV funds, and is the co-fund manager for the Manulife Global Real Estate Unconstrained Fund, her responsibilities include managing investments, identifying new investment opportunities and implementing the strategy for listed real estate. In addition, she is responsible for the fundamental equity research of listed real estate companies as well as analysis of underlying Real Estate markets across a range of geographies, including Europe, North America, Australia and Asia.	Aberdeen International Real Estate Equity Fund Aberdeen Realty Income & Growth Fund
Bill Pekowitz, Real Estate Analyst/Portfolio Manager
Previously with Standard Life plc, Mr. Pekowitz joined Aberdeen Standard Investments as a result of the merger between Aberdeen Asset Management and Standard Life in August 2017. In addition to managing the Standard Life Canadian Global Real Estate Fund, he is responsible for providing research and analysis of the North American real estate market.	Aberdeen International Real Estate Equity Fund

Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal
Income Fund

Each of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund is managed by the U.S. Fixed Income Team. The U.S. Fixed Income Team works in a truly collaborative fashion; all team members have both portfolio construction and research responsibilities. Teams work in an open floor plan environment in an effort to foster communication among all members. AAMI does not believe in having star managers, instead preferring to have both depth and experience within the team. Depth of team members allows AAMI to perform the diligent research required by AAMI's process. The experience of senior managers provides the confidence needed to take a long-term view.

The Team is jointly and primarily responsible for the day-to-day management of the Funds, with the following members having the most significant responsibility for the day-to-day management of each Fund, as indicated:

Portfolio Manager	Funds
Charles Tan, Head of North American Fixed Income
Mr. Tan is Head of North American Fixed Income at Aberdeen Standard Investments. In addition to overseeing all fixed income strategies managed by the team, Mr. Tan is directly responsible for managing investment grade credit and long duration strategies. Mr. Tan joined Legacy Aberdeen in 2005 from Moody's Investor Services where he was a senior analyst covering US high yield industrial companies as well as Asian financial institutions. Charles graduated with a BA from University of International Business and Economics, Beijing and an MBA from Bucknell University, Pennsylvania.	Aberdeen High Yield Managed Duration Municipal Fund Aberdeen Ultra Short Municipal Income Fund
Edward Grant, Senior Investment Manager
Mr. Grant is a Senior Investment Manager on the North American Fixed Income team. He joined Legacy Aberdeen following the acquisition of Deutsche Asset Management's London and Philadelphia fixed income businesses in 2005. Before joining Legacy Aberdeen, Edward worked for PNC and Deutsche Bank Capital Corp where he was a fixed income portfolio manager. Previously, he worked for Raymond James & Associates as head of corporate research. Prior to that, he worked for American Century Investments and ING Investment Management as credit analyst. Edward graduated with a BS from Lebanon Valley College, Pennsylvania, and a MBA from Widener University, Pennsylvania.	Aberdeen High Yield Managed Duration Municipal Fund
Lesya Paisley, Senior Investment Manager
Ms. Paisley is a Senior Investment Manager on the North American Fixed Income team responsible for the management of Utilities, REITs and Tax-Exempt Municipal portfolios. She has over ten years of experience in credit research covering various industrial sectors as well as Municipals and Financials. She joined Legacy Aberdeen via the acquisition of Deutsche Asset Management's ("DeAM") London and Philadelphia fixed income businesses in 2005. She had been with DeAM from September 2003. She graduated with a BS from the University of Virginia, McIntire School of Commerce.	Aberdeen High Yield Managed Duration Municipal Fund

Portfolio Manager	Funds
Brie Groh, Credit Research Analyst
Ms. Groh started at Legacy Aberdeen in 2015 as a Graduate Business Analyst and joined the North American Fixed Income team as a Credit Research Analyst in November 2016. Research responsibilities include the taxable and tax-exempt municipal sectors in addition to providing support as a portfolio analyst. She graduated with a BA (Hons) from Haverford College with a Major in Economics and a Minor in Statistics. She has passed all three levels of the CFA.	Aberdeen Ultra Short Municipal Income Fund

What management fees do the Funds pay?

Each Fund pays AAMI a management fee based on its average daily net assets. With respect to each Fund, AAMI pays AAML from the management fee it receives. The total annual advisory fees each Fund pays AAMI (as a percentage of its average daily net assets) are set forth in the following table.

Fund Assets	Management Fee
Aberdeen Dynamic Dividend Fund
On assets up to $250 million	1.00%
On assets of $250 million and more	0.95%
Aberdeen Global Infrastructure Fund
On assets up to $250 million	1.00%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%
Aberdeen High Yield Managed Duration Municipal Fund
On assets up to $250 million	0.65%
On assets of $250 million and more	0.60%
Aberdeen International Real Estate Equity Fund
On all assets	1.00%
Aberdeen Realty Income & Growth Fund
On assets up to $250 million	1.00%
On assets of $250 million up to $750 million	0.95%
On assets of $750 million up to $1 billion	0.90%
On assets of $1 billion and more	0.80%
Aberdeen Income Builder Fund
On assets up to $250 million	1.00%
On assets of $250 million and more	0.95%
Aberdeen Ultra Short Municipal Income Fund
On assets up to $2.5 billion	0.50%
On assets of $2.5 billion and more	0.45%

With respect to the Acquiring Funds for which AAML is a sub-adviser, it will receive a fee from AAMI for its investment management services. This fee is in the amount of 90% of the fee received by AAMI (after fee waivers and expense reimbursements, if any) with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund and Aberdeen International Real Estate Equity Fund, and 10% of the fee received by AAMI (after fee waivers and expense reimbursements, if any) with respect to the Aberdeen Realty Income & Growth Fund.

AAMI has entered into a written expense limitation agreement with the Aberdeen Funds' Trust on behalf of the Acquiring Funds (the "Expense Limitation Agreement"). The expense limitations exclude interest, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. Pursuant to the Expense Limitation

Agreement, AAMI has contractually agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, of the Acquiring Funds as follows:

Name of Fund/Class	Class	Expense Limitation
Aberdeen Dynamic Dividend Fund	Institutional	1.25%
	Class A	1.50%
Aberdeen Income Builder Fund	Institutional	1.18%
	Class A	1.43%
Aberdeen Realty Income & Growth Fund	Institutional	1.00%
	Class A	1.25%
Aberdeen Global Infrastructure Fund	Institutional	1.20%
	Class A	1.45%
Aberdeen Ultra Short Municipal Income Fund	Institutional	0.45%
	Class A	0.70%
Aberdeen High Yield Managed Duration Municipal Fund	Institutional	0.65%
	Class A	0.90%
Aberdeen International Real Estate Equity Fund	Institutional	1.37%
	Class A	1.62%

Under certain circumstances, AAMI may recoup amounts reimbursed under the Expense Limitation Agreement.

A discussion regarding the basis of the Target Funds' Boards' most recent annual considerations of the Target Funds' investment advisory contract is available in the Target Funds' Semi-Annual Reports to shareholders for the period ended April 30, 2017. A discussion regarding the basis of the Acquiring Funds' Board's approval of the Acquiring Funds' investment advisory contract and sub-advisory contract will be available in the Acquiring Funds' first semi-annual or annual report following the Reorganizations.

The Acquiring Funds' Statement of Additional Information, date March 7, 2018, which is incorporated herein by reference, provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Multi-Manager Structure

AAMI and the Aberdeen Funds have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows AAMI, subject to the approval of the Acquring Funds' Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees, but without shareholder approval. The Target Funds do not have a similar exemptive order.

If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The multi-manager structure allows the Funds greater flexibility enabling them to operate more efficiently.

Under the multi-manager structure, the Adviser has ultimate responsibility, subject to oversight by the Board of Trustees, for overseeing a Fund's subadviser(s) and recommending to the Board of Trustees the hiring, termination or replacement of a subadviser. In instances where the Adviser hires a subadviser, the Adviser performs the following oversight and evaluation services to a subadvised Fund:

•  initial due diligence on prospective Fund subadvisers;

•  monitoring subadviser performance, including ongoing analysis and periodic consultations;

•  communicating performance expectations and evaluations to the subadvisers; and

•  making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

The Adviser is not currently proposing utilizing unaffiliated subadvisers in reliance on this exemptive order for the Acquiring Funds. Where the Adviser does recommend subadviser changes in reliance on the exemptive order, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser monitors the subadviser's performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

Who are the other service providers?

	Target Fund	Acquiring Fund
Adviser	Alpine	AAMI
Subadviser	None	None (Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund)
Aberdeen Asset Managers Limited (Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Alpine Realty Income & Growth Fund)
Administrator	State Street Bank and Trust Company ("State Street")	AAMI (State Street serves as subadministrator)
Transfer Agent	DST Asset Manager Solutions, Inc.	DST Asset Manager Solutions, Inc.
Custodian	State Street	State Street
Distributor	Quasar Distributors, LLC	Aberdeen Fund Distributors LLC
Auditor	[ ]	[ ]

Administrator

AAMI, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, provides administrative services to the Funds, which includes various administrative and accounting services, daily valuation of each Fund's shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board, pursuant to a Fund Administration Agreement. Aberdeen Funds pays the following fees for these fund administration services as set out below. Fees will be computed daily and payable monthly on the first business day of each month, or as otherwise set out below. State Street serves as the sub-administrator for the Funds. State Street is located at One Lincoln Street, Boston, Massachusetts 02111. For the sub-administration services provided by State Street to each Fund, AAMI pays State Street an asset-based fee that is calculated based on the assets of certain registered and unregistered funds and segregated accounts advised by AAMI and its affiliates, plus certain out-of-pocket expenses, subject to a minimum fee.

The Acquiring Funds pay AAMI an annual fee computed daily and payable monthly on the first business day of each month in the amount of 0.08% of aggregate net assets. The asset-based fees for the Trust as a whole are subject to an annual minimum fee equal to the number of Funds of Aberdeen Funds multiplied by $25,000.

The Acquiring Funds will also be responsible for out-of-pocket expenses (including, but not limited to, the cost of the pricing services that the administrator utilizes and any networking fees paid as out-of-pocket expenses) reasonably incurred by the administrator or its subcontractors in providing services to the Acquiring Funds. All fees and expenses shall be paid by Acquiring Funds to the Administrator on behalf of each Acquiring Fund.

Transfer Agent

DST Asset Manager Solutions, Inc., located at 2000 Crown Colony Drive, Quincy, MA 02169, serves as the transfer agent for both the Target Funds and Acquiring Funds.

Custodial Services

State Street serves as the custodian for the Target Funds and the Acquiring Funds. State Street is located at One Lincoln Street, Boston, Massachusetts 02111.

Auditors

[    ] serves as the independent public accounting firm to the Target Funds, while it is anticipated that [ ] will serve as the independent public accounting firm to the Acquiring Funds.

Distributor and Rule 12b-1 Plan

Quasar Distributors, LLC serves as the Target Funds' primary distributor, while Aberdeen Fund Distributors LLC ("AFD"), an affiliate of AAMI, located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103, serves as the Acquiring Funds' primary distributor.

Like the Target Funds, the Acquiring Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits the Class A shares of the Funds to compensate the Funds' distributor or any other entity approved by the Board (collectively, "payees") 0.25% (distribution or service fee) as a percentage of daily net assets for expenses associated with distribution-related and/or shareholder services provided by such entities. These fees are paid to the Funds' distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services. These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. The 12b-1 fees are accrued daily and paid monthly. As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges.

Institutional Class shares pay no 12b-1 fees.

Administrative Services

Class A of the Acquiring Funds are subject to an administrative service fee of up to 0.25% (or a maximum of 0.15% under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2019), which is in addition to Rule 12b-1 fees for Class A shares described above. These fees are paid by the Funds to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Administrative Services Plan, the Funds may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because these fees are paid out of an Acquiring Fund's Class A assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

The Target Funds do not have an administrative services plan, but the Target Funds have entered into agreements with certain financial intermediaries pursuant to which the Target Funds pay fees to these financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services. See "Transfer Agent Out-of-Pocket Expenses" below.

Transfer Agent Out-of-Pocket Expenses

The Acquiring Funds may each pay and/or reimburse transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Acquiring Funds, subject to certain limitations approved by the Aberdeen Funds Board. (These fees may be in addition to the Rule 12b-1 fees and Administrative Services fees described above.) Transfer agent out-of-pocket expenses generally include, but are not limited to, costs associated with recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Because these fees are paid out of an Acquiring Fund's assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

Similarly, the Target Funds may pay financial intermediaries for transfer agent out-of-pocket expenses. The Target Funds may enter into agreements with financial intermediaries pursuant to which the Target Funds will pay financial intermediaries for services such as networking, sub-transfer agency, administrative, recordkeeping and shareholder services. Administrative fees may be paid to a financial intermediary that undertakes, for example, shareholder communications on behalf of a Target Fund. Recordkeeping services may include maintenance of shareholder accounts by a financial intermediary. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of a Target Fund's shareholders shares held by serviced by such financial intermediaries, or (2) the number of a Target Fund's shareholders serviced by such financial intermediaries. Any payments made pursuant to such an agreement are in addition to, rather than in lieu of, distribution or shareholder services fees the financial intermediary may also be receiving pursuant to agreements with the Target Fund's distributor. From time to time, Alpine may pay a portion of the fees for these services at its own expense and out of its own profits.

What are the Funds' Additional Investments, Investment Techniques and Risks?

Although there are some differences between the principal investment strategies and risks the Target Funds compared to the Acquiring Funds (relating solely to the differences between the Rising Dividend Target Fund compared to the Income Builder Acquiring Fund), the Acquiring Funds' additional investments, investment techniques and risks, which are identical to the Target Funds' additional investments, investment techniques and risks, are described in more detail below.

Borrowing and Short Sales—A Fund may borrow up to 10% of its total assets for investment purposes. Loans in the aggregate, to cover overdrafts and for investment purposes, may not exceed the maximum amount that the borrower is permitted under the Investment Company Act of 1940, as amended, (the "1940 Act"). A Fund may also enter into short sales of securities. A short sale is a transaction in which the fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund may not sell a security short if, as a result of that sale, the current value of securities sold short by the Fund would exceed 10% of the Fund's net assets. However, short sales affected "against the box" to hedge against a decline in the value of a security owned by a Fund are not subject to this 10% limitation.

Equity-Linked Securities—A Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates of participation, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock.

Fixed Income Securities—A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity. A Fund may invest in both investment grade and non-investment grade debt securities. Each Fund may invest up to 15% and 5% of its net assets in non-investment grade debt securities, respectively.

Foreign Securities

Unless otherwise set forth in the Funds' Prospectus, an "emerging market" country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the "World Bank").

•  Aberdeen International Real Estate Equity Fund and Aberdeen Global Infrastructure Fund—A Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts ("ADRs")) that represent indirect interests in securities of foreign issuers. A Fund's investments in foreign securities may include the securities of issuers in emerging markets.

•  Aberdeen Realty Income & Growth Fund—The Fund may invest up to 35% of its net assets in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as ADRs) that represent indirect interests in securities of foreign issuers.

•  Aberdeen Dynamic Dividend Fund—The Fund is not restricted as to the percentage of its assets that may be invested in non-U.S. issuers, but may only invest up to 25% of its net assets in securities of issuers located in "emerging markets."

•  Aberdeen Income Builder Fund—The Fund is not restricted as to the percentage of assets that may be invested in a single country or in non-U.S. issuers, but may only invest up to 25% of its net assets in securities of issuers located in "emerging markets."

Illiquid Securities

•  Aberdeen Realty Income & Growth Fund—A Fund may invest up to 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. However, a Fund may not invest more than 10% of its net assets in such repurchase agreements.

•  Aberdeen Global Infrastructure Fund, International Real Estate Equity Fund, Dynamic Dividend Fund and Income Builder Fund—A Fund may invest up to 15% of its net assets in illiquid securities.

Initial Public Offerings and Secondary Offerings (All Funds Except Aberdeen Income Builder Fund)—A Fund may invest a portion of its assets in shares of initial public offerings ("IPOs") and secondary offerings. An initial public offering is a corporation's first offering of common stock to the public. Secondary offerings are the issuance of new stock for public sale from a company that has already made its IPO.

Other Investment Companies—A Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments.

Securities Lending—A Fund may not lend its portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

Temporary Defensive Positions

•  All Funds (except Aberdeen Dynamic Dividend Fund)—A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, a Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, a Fund may not achieve its investment objective.

•  Aberdeen Dynamic Dividend Fund—The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During such times, the Fund may hold certain securities for less than 61 days and, as a result, shareholders may be unable to take advantage of the reduced U.S. federal income tax rates applicable to any qualifying dividends otherwise attributable to such securities. In addition, during such times, the Fund may temporarily invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In these and in other cases, the Fund may not achieve its investment objective.

Other Investments—A Fund may use a variety of other investment instruments in pursuing their investment programs. The investments of the Fund may include: mortgage-backed securities and various derivative instruments, including, but not limited to, options on securities, stock index options, options on foreign currencies, forward foreign currency contracts, futures contracts and swaps.

Other Investments and Strategies for the Municipal Funds

Aberdeen Ultra Short Municipal Income Fund

Debt Obligations—The Fund may invest in debt obligations of municipal issuers and of the U.S. government, its agencies or instrumentalities and corporate issuers. It may also invest in money market instruments, which are high quality short-term debt obligations. The securities in which the Fund may invest may pay fixed, variable or floating rates of interest, and may include zero coupon obligations which do not pay interest until maturity.

Investment Grade Obligations—The obligations in which the Fund invests must, at the time of investment, be rated as investment grade (BBB or better) by S&P or (Baa or better) by Moody's, or the equivalent by another NRSRO, or if unrated, be determined by AAMI to be of comparable quality. When AAMI determines that an obligation is in a specific category, AAMI may use the highest rating assigned to the obligation by any NRSRO. In determining suitability of investment in a particular unrated security, AAMI takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation's credit rating is downgraded after the Fund's investment, AAMI monitors the situation to decide if the Fund needs to take any action such as selling the obligation.

Repurchase Agreements—The Fund may enter into repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. The Fund's risk is the inability of the seller to pay the agreed upon price on the delivery date. However this risk is tempered by the ability of the Fund to sell the security in the open market in the case of a default. In such a case, the Fund may incur costs in disposing of the security which would increase the Fund's expenses. AAMI monitors the creditworthiness of the firms with which the Fund enters into repurchase agreements.

Temporary Defensive Positions—During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high quality, debt securities, including money market instruments, or it may hold cash. The Fund will not be pursuing its investment objective in these circumstances.

Borrowing—The Fund may borrow money from banks and enter into reverse repurchase agreements for temporary, extraordinary or emergency purposes (but not for investment), including to make payments to pay redemptions, subject to the overall limitation that total borrowings by the Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of the Fund's total assets (measured in each case at the time of borrowing).

Other Investments—The Fund may use interest rate swaps, futures contracts, and options to help manage duration.

The Fund may invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act").

The Fund's policy to invest at least 80% of its net assets in tax-exempt obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment policies (and its investment objective) without shareholder approval. The Fund will not change its investment objective without providing at least 60 days' prior notice to shareholders.

Aberdeen High Yield Managed Duration Municipal Fund

The Fund may invest its assets in the securities of other investment companies to the extent permitted by the 1940 Act.

During periods of adverse conditions in the markets for municipal obligations, the Fund may temporarily invest all or a substantial portion of its assets in cash or high quality, short-term taxable debt securities, without limit. The Fund will not be pursuing its investment objective of seeking tax-exempt income in these circumstances.

The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed (also known as junk bonds). These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

From time to time, the Fund may invest 25% or more of its assets in municipal obligations which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (1) obligations, the interest on which is paid from revenues of similar type projects and (2) obligations whose issuers are located in the same state. Such related sectors may include hospitals, retirement centers, pollution control, single family housing, multiple family housing, industrial development, utilities, education, and general obligation bonds. The Fund also may invest 25% or more of its assets in municipal obligations whose issuers are located in the same state. Such states may include, but are not limited to, California, Pennsylvania, Texas, New York, Florida, and Illinois.

Although the Fund seeks a high level of current income exempt from federal income tax, there is no assurance the Fund will achieve its investment objective. Thus, it is possible to lose money by investing in the Fund. The Fund's yield will vary as the securities mature and the proceeds are reinvested in securities with different interest rates. An investment in the Fund does not constitute a balanced investment program. The Fund's policy to invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the AMT is fundamental and may not be changed without shareholder approval. The Fund may change any of its other investment (and its investment objective) policies without shareholder approval. The Fund will not change its investment objective without providing at least 60 days' prior notice to shareholders.

Investment Risks

Borrowing and Leverage Risk (Municipal Funds)—When a Fund borrows for leverage, changes in the value of a Fund's investments will have a larger effect on its share price than if it did not borrow. Borrowing results in interest payments to the lenders and related expenses. The costs of borrowing for investment purposes might reduce a Fund's return if the yield on the securities purchased is less than the borrowing costs. Borrowing may cause a Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in a substantial amount, and possibly all, of a Fund's assets.

Concentration Risk (All Funds except the Municipal Funds)—A Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. A Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

Convertible Securities Risk (All Funds except the Municipal Funds)—A Fund can invest in securities that can be exercised for or converted into common stocks (such as warrants or convertible preferred stock). While offering greater potential for long-term growth, common stocks and similar equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Fund may sometimes decrease instead of increase. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities.

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Additional credit risk with respect to the Municipal Funds: The credit quality and liquidity of a Fund's investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to a Fund's investments. Adverse changes in the credit quality of these third parties could cause losses to the Fund and affect its share price.

Currency Risk—The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Cybersecurity Risk—Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, AAMI and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Debt Securities Risk (Aberdeen Income Builder Fund and Municipal Funds)—Debt securities, such as bonds, involve credit risk and interest rate risk. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise.

In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk—Derivatives involve special risks and costs and may result in losses to the fund, even when used for hedging purposes. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves behave in a way not anticipated by the fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase the fund's volatility, which is the degree to which the fund's share price may fluctuate within a short time period. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivatives transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. The fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives or similar instruments may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The fund's use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. The fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule takes effect, it could limit the ability of a Fund to invest in derivatives. Risks associated with the use of derivatives are magnified to the extent that an increased portion of the fund's assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Distressed Securities Risk (Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Income Builder Fund)—Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Dividend Strategy Risk (Aberdeen Realty Income & Growth Fund, Aberdeen Global Infrastructure Fund, and Aberdeen Dynamic Dividend Fund)—There is no guarantee that the issuers of the stocks held by the fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The fund's emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

A Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods. There is the possibility that the anticipated acceleration of dividend could not occur.

Duration Risk (Aberdeen Income Builder Fund and Municipal Funds)—A Fund's share price and total return will vary, primarily in response to changes in interest rates. How well a Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process. Although any rise in interest rates is likely to cause a fall in the prices of debt obligations, the Ultra Short Fund's comparatively short duration is intended to help keep its share price within a relatively narrow range. A Fund will generally earn less income and, during periods of declining interest rates, may provide lower total returns than funds with longer durations.

Energy Sector Risk (All Funds except the Municipal Funds)—To the extent that a Fund's investments are exposed to the energy sector, a Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of energy companies also may fluctuate widely in response to such events. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, could adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Equity-Linked Securities Risk (All Funds except the Municipal Funds)—A Fund may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Fund invests in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to a Fund's restrictions on investments in foreign securities. In addition, a Fund bears the risk that the counterparty of an equity-linked security may default on its obligations under the security. If the underlying security is determined to be illiquid, the equity-linked security would also be considered illiquid and thus subject to the Fund's restrictions on investments in illiquid securities.

Equity Securities Risk (All Funds except the Municipal Funds)—Although investments in equity securities, such as stocks, historically have been a leading choice for long-term investors, the values of stocks rise and fall depending on many factors. The stock or other securities of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry). Market and economic factors may adversely affect securities markets generally, which could in turn adversely affect the value of a Fund's investments, regardless of the performance or expected performance of companies in which the Fund invests. Holders of common stock generally are subject to more risks than holders of preferred stock or debt securities because the right to repayment of common stockholders' claims is subordinated to that of preferred stock and debt securities upon the bankruptcy of the issuer.

Extension Risk—When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to a rise in interest rates alone. This may cause a Fund's share price to be more volatile.

Fixed Income Securities Risk—The securities markets are volatile and the market prices of a Fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

There is no limitation on the maturities of fixed income securities in which a Fund invests. When interest rates rise, the value of fixed income securities generally falls. A change in interest rates will not have the same impact on all fixed income securities. Generally, the longer the maturity or duration of a fixed income security, the greater the impact of a rise in interest rates on the security's value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction.

Certain fixed income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Foreign Currency Transactions Risk (All Funds except the Municipal Funds)—A Fund may not fully benefit from or may lose money on foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings. A Fund's ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of AAMI to accurately predict the direction of changes in currency exchange rates. Currency exchange rates may be volatile and may be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation. A security may be denominated in a currency that is different from the currency where the issuer is domiciled. Currency transactions are subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders. The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. Although this method attempts to protect the value of the Fund's portfolio securities against a decline in the value of a currency, it does not eliminate the fluctuations in the underlying prices of the securities and while such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign and Emerging Market Securities Risk (All Funds except the Municipal Funds)—A Fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of a Fund's foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a Fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

A Fund may invest in the securities of issuers located, operating or owning significant assets in "emerging markets." Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; lack of liquidity and greater price volatility due to the smaller size of the market for such securities and lower trading volume; political and social uncertainties; national policies that may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; greater risks of expropriation, confiscatory taxation and nationalization; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodities prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices.

Foreign Custody Risk (All Funds except the Municipal Funds)—Foreign custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets that are less developed than those in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In general, the less developed a country's securities market is, or the more difficult communication is with that location, the greater the likelihood of custody problems.

Growth Stock Risk (All Funds except the Municipal Funds)—Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Growth securities may also be more volatile than other investments because they often do not pay dividends.

Hedging Risk (All Funds except the Municipal Funds)—A Fund may utilize a variety of financial instruments, such as derivatives, options, interest rate swaps, caps and floors and forward contracts, both for investment purposes and for risk management purposes. While a Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for a Fund than if it has not engaged in any such hedging transaction. Moreover, it should be noted that the portfolio will always be exposed to certain risks that cannot be hedged, such as credit risk (relating both to particular securities and counterparties).

Infrastructure-Related Investment Risk (Aberdeen Global Infrastructure Fund)—Because the Infrastructure Fund concentrates its investments in infrastructure-related entities, the Infrastructure Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure-related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Companies in the infrastructure sector may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors. The stock prices of transportation companies may be affected by supply and demand for their specific product, government regulation, world events and economic conditions. The profitability of energy companies is related to worldwide energy prices, exploration, and production spending. Utilities companies face intense competition, which may have an adverse effect on their profit margins, and the rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

Initial Public Offerings and Secondary Offerings Risk (All Funds except the Aberdeen Income Builder Fund and the Municipal Funds)—A Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce a Fund's returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Interest Rate Risk—Interest rate risk is the risk of a change in the price of debt obligations when prevailing interest rates increase or decline. In general, if interest rates rise, the prices of debt obligations fall, and if interest rates fall, the prices of debt obligations rise. Changes in the values of debt obligations usually will not affect the amount of income a Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for debt obligations with longer maturities.

Additional interest rate risk with respect to the Municipal Funds: Securities having shorter maturities generally involve less risk of fluctuation in value resulting from changes in interest rates, but generally have yields lower than securities having longer maturities. Securities having shorter maturities are subject to reinvestment risk, which is the risk that if interest rates fall a Fund may need to invest the proceeds of redeems securities in securities with lower interest rates.

Issuer Risk—Issuer risk is the possibility that changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the obligation and in some cases a decrease in income. A Fund may experience a substantial or complete loss on an individual security.

Land-Secured or "Dirt" Bonds Risk (Aberdeen High Yield Managed Duration Municipal Fund)—These special assessment or special tax bonds are issued to promote residential, commercial or industrial growth and redevelopment. They are exposed to real estate development-related risks. The bonds could default if the developments failed to progress as anticipated or if taxpayers failed to pay the assessments, fees and taxes specified in the financing plans for a project.

Leverage Risk (All Funds Except Municipal Funds)—Subject to certain limitations, a Fund may use leverage in connection with their investment activities and may affect short sales of securities. These investment practices involve special risks. Leverage is the practice of borrowing money to purchase securities. Increases and decreases in the value of a Fund's portfolio will be magnified when the Fund uses leverage. It can increase the investment returns of a Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing; however, if the securities decrease in value, a Fund will suffer a greater loss than would have resulted without the use of leverage. A Fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the Fund's assets.

Liquidity Risk—Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of a Fund's investments must be liquid at the time of investment, investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When a Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, a Fund may suffer a loss. A Fund may experience heavy redemptions that could cause a Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Management Risk—AAMI's judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. AAMI's security selections and other investment decisions might produce losses or cause a Fund to underperform when compared to other funds with similar investment objectives and strategies.

Market Risk—In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors to keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a Fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund's investments may be negatively affected.

Medium- and Lower-Grade Municipal Securities Risk (Municipal Funds)—Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk, management risk, and regulatory risk. Furthermore, many medium- and lower-grade securities are not listed for trading on any national securities exchange and many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any NRSRO. As a result, a Fund's portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by a Fund and may also limit the ability of a Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets.

Micro Capitalization Company Risk (All Funds except the Municipal Funds)—A Fund may invest in the stocks of micro-cap companies with capitalizations under $100 million. Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including companies which are considered small or medium capitalization. Micro capitalization companies often have limited product lines, services, markets, financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Mortgage Backed and Asset Backed Securities Risk (All Funds except Aberdeen Ultra Short Municipal Income Fund)—Mortgage backed and asset backed securities are subject to prepayment risk, which is the risk that during periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security's maturity causing a Fund to have to reinvest the securities with a lower yield, resulting in a decline to a Fund's income. Mortgage backed and asset backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain of these securities will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline to a Fund's income and potentially in the value of a Fund's investments. Because of prepayment and extension risk, Mortgage backed and asset backed securities react differently to changes in interest rates than other bonds. Small movements in the interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed and asset backed securities.

Municipal Market Volatility and Illiquidity Risk (Municipal Funds)—The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books. If a Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Concentration Risk (Municipal Funds)—While a Fund does not invest more than 25% of its total assets in a single industry, certain types of municipal securities (such as general obligation, general appropriation, special assessment and special tax bonds) are not considered a part of any "industry" for purposes of this industry concentration policy. Therefore, a Fund may invest more than 25% of its total assets in these types of municipal securities. These types of municipal securities may finance, or pay interest from the revenues of, projects that tend to be impacted in the same way by economic, business or political developments which would increase credit risk. For example, legislation on the financing of a project or a declining economic need for the project would likely affect all similar projects.

Municipal Securities Risk (Municipal Funds)—Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks—The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks—Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks—Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks—Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks—Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money.

Municipal Lease Obligations Risks—In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the Fund's loss.

Tax Risk—Investments in municipal securities rely on the opinion of the issuer's bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue

Service may determine that a bond issued as tax-exempt should in fact be taxable, and a Fund's dividends with respect to that bond might be subject to federal income tax. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

Non-Diversified Fund Risk (Aberdeen Realty Income & Growth Fund)—The Realty Income & Growth Fund is "non-diversified." This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds. This may make the Fund's performance more volatile than would be the case if it had a more diversified investment portfolio.

Non-Investment Grade Securities ("Junk Bonds") Risk (All Funds except the Aberdeen Ultra Short Municipal Income Fund)—Although non-investment grade securities generally pay higher rates of interest than investment grade securities, non-investment grade securities are high risk investments that may cause income and principal losses for the Fund. The major risks of non-investment grade investments include:

•  Non-investment grade securities may be issued by less creditworthy issuers. Issuers of non-investment grade securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of holders of non-investment grade securities, leaving few or no assets available to repay holders of non-investment grade securities.

•  Prices of non-investment grade securities are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of non-investment grade securities than on other higher rated fixed-income securities.

•  Issuers of non-investment grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

•  Non-investment grade securities frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If the issuer redeems non-investment grade securities, a Fund may have to invest the proceeds in bonds with lower yields and may lose income.

•  Non-investment grade securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the non-investment grade securities market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund's securities than is the case with securities trading in a more liquid market.

•  A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Operational Risk—Your ability to transact with a Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Options and Futures Risk (All Funds except the Municipal Funds)—Although options and futures transactions are intended to enable a Fund to manage market and interest rate risks, these investments can be highly volatile, and a Fund's use of them could result in poorer investment performance. A Fund's use of these investment devices for hedging purposes may not be successful. Successful hedging strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When a Fund uses futures contracts and options as hedging devices, there is a risk that the prices of the securities subject to the futures contracts and options may not correlate perfectly with the prices of the securities in a Fund's portfolio. This may cause the futures and options to react to market changes differently than the portfolio securities. In addition, AAMI could be incorrect in its expectations about the direction or extent of market factors, such as interest rates, securities price movements and other economic factors. Even if the expectations of AAMI are correct, a hedge could be unsuccessful if changes in the value of a Fund's portfolio securities does not correspond to changes in the value of its futures contracts. A Fund's ability to establish and close out futures contracts and options on futures contracts positions depends on the availability of a secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Other Investment Company Risk—A Fund may invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the 1940 Act that apply to those types of investments. The market value of the shares of other investment companies may differ from the net asset value of a Fund. The shares of closed-end investment companies frequently trade at a discount to their net asset value. As a shareholder in an investment company, a Fund would bear their pro rata portion of that entity's expenses, including its investment advisory and administration fees. At the same time, a Fund would continue to pay their own management fee and other expenses. As a result, a Fund and its shareholders, in effect, will be absorbing duplicate levels of fees with respect to investments in other investment companies.

Portfolio Turnover Risk (All Funds except the Aberdeen High Yield Managed Duration Municipal Fund)—A Fund may engage in short-term trading strategies and securities may be sold without regard to the length of time held when, in the opinion of AAMI, investment considerations warrant such action. These policies, together with the ability of a Fund to effect short sales of securities and to engage in transactions in options and futures, may have the effect of increasing the annual rate of portfolio turnover of the Fund. A high portfolio turnover rate will result in greater brokerage and transaction costs. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

Preferred Stock Risk (All Funds except the Municipal Funds)—Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Prepayment or Call Risk—Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a Fund holds a fixed income security subject to prepayment or call risk, it may not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, a Fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if a Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment.

Puerto Rico and U.S. Territories Risk (Municipal Funds)—Because a Fund may invest in the municipal securities of U.S. territories, including Puerto Rican municipal securities, events in Puerto Rico are likely to affect a Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico's municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where a Fund is invested may affect a Fund's investments and its performance.

Certain municipal issuers in Puerto Rico have recently experienced financial difficulties. In February 2014, S&P, Moody's and Fitch each downgraded Puerto Rico's general obligation debt to a rating that is below investment-grade. Additionally, all three ratings agencies maintained a negative outlook on Puerto Rico's credit rating, which means that additional downgrades of securities issued by Puerto Rico are possible in the future. Downgrades could create additional strain on a commonwealth already facing existing economic stagnation and fiscal imbalances, including budget deficits and pension funding shortages. Puerto Rican financial difficulties could potentially lead to less liquidity for its bonds, wider spreads, and greater risk of default for Puerto Rican municipal securities, and consequently may affect a Fund's investments and its performance.

Qualified Dividend Tax Risk (Aberdeen Dynamic Dividend Fund)—No assurance can be given as to what percentage of the distributions paid on the common shares, if any, will consist of tax-advantaged qualified dividend income or long-term capital gains or what the tax rates on various types of income will be in future years. The favorable U.S. federal tax treatment may be adversely affected, changed or repealed by future changes in tax laws at any time. In addition, it may be difficult to obtain information regarding whether distributions by non-U.S. entities in which a Fund invest should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, a Fund must meet holding period and other requirements with respect to the dividend paying securities in their portfolios, and the shareholder must meet holding period and other requirements with respect to the common shares of a Fund.

Real Estate Investment Trust ("REIT") Risk (All Funds except the Municipal Funds)—Investments in REITs will subject a Fund to various risks. The first, real estate industry risk, is the risk that REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. The second risk is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the long-term capital gains character of such gains earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund's yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. In addition, recently enacted tax legislation permits a direct REIT shareholder to claim a 20% "qualified business income" deduction for ordinary REIT dividends, but does not permit a regulated investment company to pass through to its shareholders the special character of this income. Therefore, without further legislation, the portion of the Fund's dividends attributable to ordinary REIT dividends will be taxed as ordinary income, as under current law. The Fund's investments in REITs may include an additional risk to shareholders in that some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their share of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in a Fund's shares, such shareholder will generally recognize capital gain.

Real Estate Securities Risks (All Funds except the Municipal Funds)—The value of the shares of a Fund will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; and (viii) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under performance and out performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors of real estate investments:

•  Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

•  Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•  Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

•  Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

•  Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•  Community Centers. Community center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

•  Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

•  Development Issues. Certain real estate companies may engage in the development or construction of real estate properties. These companies in which a Fund invests ("portfolio companies") are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

•  Lack of Insurance. Certain of the portfolio companies may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, a Fund's investment performance may be adversely affected.

•  Financial Leverage. Global real estate companies may be highly leveraged and financial covenants may affect the ability of global real estate companies to operate effectively.

•  Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

•  Recent Events. The value of real estate is particularly susceptible to acts of terrorism and other changes in foreign and domestic conditions.

•  REIT Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT but which fails to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the purported REIT would be subject to corporate level taxation, significantly reducing the return to the Fund on their investment in such company. See "REIT Risk" above.

•  Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.

Redemption Risk (Municipal Funds)—A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in a Fund to lose money. If one decision maker has control of Fund shares owned by separate fund shareholders, including clients or affiliates of AAMI, redemptions by these shareholders may further increase a Fund's redemption risk. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Repurchase Agreements Risk (All Funds except the Aberdeen High Yield Managed Duration Municipal Fund)—A repurchase agreement is an agreement by which a Fund purchases a security (usually U.S. Government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or dealer) to repurchase the security at an agreed upon price and specified future date. The repurchase price reflects an agreed upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase the Fund's expenses. AAMI monitors the creditworthiness of the firms with which a Fund enters into repurchase agreements.

Restricted and Illiquid Securities Risk—A Fund may invest in restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities that are not publicly traded. AAMI determines the liquidity of the Rule 144A securities according to guidelines adopted by the Board of Trustees. The Board of Trustees monitors the application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to a Fund's limitation on the amount of illiquid securities it may purchase.

Additional restricted and illiquid securities risk with respect to the Municipal Funds:

AAMI determines an investment's credit quality rating at the time of investment by conducting credit research and analysis and by relying on ratings and reports issued by NRSROs. If an investment is not rated, AAMI relies on its credit research and analysis to rate the investment. A Fund may invest in illiquid securities. Illiquid securities include securities that have legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements maturing in more than seven days. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired or at prices approximating the value at which a Fund is carrying the securities. The Funds each may hold up to 15% of the value of its net assets, in illiquid securities.

Reverse Repurchase Agreements Risk (All Funds except the Municipal Funds)—Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.

Securities Lending Risk (All Funds except the Municipal Funds)—Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially. A Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Short Sales Risk (All Funds except the Municipal Funds)—A short sale is the sale by a Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, a Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. A Fund would also incur increased transaction costs associated with selling securities short. In addition, if a Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with a Fund's broker (not including the proceeds from the short sales). A Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, a Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Small and Medium Capitalization Company Risk (All Funds except the Municipal Funds)—Many issuers in which a Fund may invest are small or medium capitalization companies which may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more well-established companies. This may cause a Fund's share price to be more volatile when compared to investment companies that focus only on large capitalization companies. Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for AAMI to sell at times and at prices that AAMI believes appropriate and generally are more volatile than those of larger companies. Compared to large companies, smaller companies are more likely to have (i) less information publicly available, (ii) more limited product lines or markets and less mature businesses, (iii) fewer capital resources, (iv) more limited management depth and (v) shorter operating histories. Further, the equity securities of smaller companies are often traded over-the-counter and generally experience a lower trading volume than is typical for securities that are traded on a national securities exchange. Consequently, a Fund may be required to dispose of these securities over a longer period of time (and potentially at less favorable prices) than would be the case for securities of larger companies, offering greater potential for gains and losses and associated tax consequences.

Sovereign Debt Risk (All Funds except the Municipal Funds)—Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Special Risks (Municipal Funds)—Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Municipal obligations that are backed by the issuer's taxing authority, known as general obligation bonds, may partially depend for payment on legislative appropriation and/or aid from other governments. These municipal obligations may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other municipal obligations, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the obligations.

"Special Situations" Companies Risk (Aberdeen Income Builder Fund and Aberdeen Dynamic Dividend Fund)—"Special situations" include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in "special situations" companies can present greater risks than investments in companies not experiencing special situations.

Swaps Risk (All Funds except the Municipal Funds)—Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

Tax Risk—Changes in tax laws or adverse determinations by the Internal Revenue Service may change the degree to which the income of the Fund is taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. A Fund's tax-efficient strategies may reduce the taxable income of the Fund's shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that a Fund will achieve its investment objective.

See "Municipal Securities Risk (Municipal Funds)—Tax Risk" above for the additional tax risk applicable to investments in the Municipal Funds.

Temporary Defensive Position Risk—The value of the investments held by a Fund for cash management or defensive investing purposes may be affected by changing interest rates and by changes in credit ratings of the investments. If a Fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. If a significant amount of a Fund's assets are used for cash management or defensive investing purposes, it will be more difficult for a Fund to achieve its investment objective.

Tender Option Bonds Risk (Municipal Funds)—Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The sponsor of a highly leveraged tender option bond trust generally will retain a liquidity provider to purchase the short-term floating-rate interests at their original purchase price upon the occurrence of certain specified events. However, the liquidity provider may not be required to purchase the floating-rate interests upon the occurrence of certain other events, for example, the downgrading of the municipal bonds owned by the tender option bond trust below investment grade. The general effect of these provisions is to pass to the holders of the floating rate interests the most severe credit risks associated with the municipal bonds owned by the tender option bond trust and to leave with the liquidity provider the interest rate risk (subject to a cap) and certain other risks associated with the municipal bonds. Tender option bonds may be considered derivatives, and may expose the Funds to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility. To the extent the Funds invest in tender option bonds, it is also exposed to credit risk associated with the liquidity provider retained by the sponsor of a tender bond option trust.

Tobacco Related Bonds Risk (Aberdeen High Yield Managed Duration Municipal Fund)—In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, known as the Master Settlement Agreement (the "MSA"), to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.

The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

Undervalued Stock Risk (All Funds except the Municipal Funds)—A Fund may pursue strategies that may include investing in securities, which, in the opinion of AAMI, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

U.S. Government Securities Risk (All Funds except the Municipal Funds)—U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Valuation Risk—Many factors may influence the price at which a Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from a Fund's last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, a Fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are valued, but before the fund determines its net asset value. A Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Variable Rate Demand Obligations Risks (Municipal Funds)—Variable rate demand obligations ("VRDOs") are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money. In addition, the interest rates on variable rate demand obligations are short-term and may, for example, be reset daily, weekly or monthly. During periods of declining interest rates, the Fund's yield on a VRDO will decrease and its shareholders will forego the opportunity for capital appreciation. During periods of rising interest rates, however, the Fund's yield on a VRDO will increase and the Fund's shareholders will have a reduced risk of capital depreciation. Particular VRDOs may not have an active secondary market. As a result, the Fund could suffer a loss on these instruments during periods when the Fund is not entitled to exercise its demand rights or if the issuer and/or remarketing agent defaults on its payment obligation. In addition, VRDOs are generally supported by either a letter of credit or a stand-by bond purchase agreement to provide credit enhancement. A decline in the credit quality of the issuer of the credit enhancement may in turn cause a decrease in value of the VRDO supported by the credit enhancement.

Warrants Risk (All Funds except the Municipal Funds)—If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock. If a warrant held by a Fund is not exercised by the date of its expiration, a Fund would lose the entire purchase price of the warrant.

When-Issued and Delayed Delivery Transactions Risk—A Fund may enter into transactions to purchase a security on a when-issued or delayed delivery basis in which it commits to buy a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement. At the time of settlement, the value of a security may be less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transactions; if the other party fails to do so, the Fund may be disadvantaged. A Fund does not intend to purchase securities on a when-issued or delayed delivery basis for speculative purposes, but only in furtherance of its investment objectives.

Yield Risk (Municipal Funds)—The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund's expenses could absorb all or a significant portion of the fund's income. If interest rates increase, the Fund's yield may not increase proportionately. For example, AAMI may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Other Information

Commodity Pool Operator Exclusion—AAMI has claimed an exclusion from the definition of "commodity pool operator" under Commodity Futures Trading Commission ("CFTC") Rule 4.5 for each Fund, except the Funds-of-Funds, and therefore the Funds and AAMI (with respect to the Funds) are not currently subject to registration, disclosure, and regulatory requirements under applicable CFTC rules. The Funds will have to reaffirm annually their eligibility for this exclusion. AAMI intends to continue to operate each Fund in a manner to maintain its exclusion under CFTC Rule 4.5. The Funds-of-Funds rely on no-action relief that delays any obligation for AAMI to register with the CFTC with respect to the Funds-of-Funds until six months from the date the CFTC staff issues revised guidance on the application to funds-of-funds of the de minimus thresholds in the exclusion from the definition of commodity pool operator under CFTC Rule 4.5.

Portfolio Holdings Disclosure—Each Fund posts on the Trust's internet site, www.aberdeen-asset.us, substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 7 business days after the end of the previous month for equity funds and 15 business days after the end of the previous month for fixed income funds. A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

How do the Funds' Dividends and Distributions, Purchase, Redemption and Exchange Policies Differ?

The Target Funds and Acquiring Funds have the same dividends and distributions policies, as well as the same purchase, redemption and exchange policies, which are detailed below.

Income and Capital Gain Distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and capital gains it distributes to you. Each of the Aberdeen Dynamic Dividend Fund, Aberdeen Income Builder Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends annually. Each of the Aberdeen High Yield Managed Duration Municipal Fund and Aberdeen Ultra Short Municipal Income Fund expects to declare daily and distribute its net investment income, if any, to shareholders as dividends monthly. Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request in writing a payment in cash if the distribution is in excess of $5.

If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current NAV until you give the Trust different instructions.

Purchasing Fund Shares

Each Fund described in this Prospectus offers two share classes—Class A and Institutional Class.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different. The different share classes simply let you choose the cost structure that is right for you. The fees and expenses for each Fund are set forth in its respective Fund Summary.

Choosing a Share Class

When selecting a share class, you should consider the following:

•  which share classes are available to you;

•  how long you expect to own your shares;

•  how much you intend to invest;

•  total costs and expenses associated with a particular share class; and

•  whether you qualify for any reduction or waiver of sales charges.

Your financial advisor can help you to decide which share class is best suited to your needs and for which you qualify.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. Each share class is described in detail on the following pages. Your financial advisor can help you with this decision. When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have selected, your investment may be refused. However, it is recommended that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund's investment objectives, principal investment strategies and principal risks to determine which Fund and share class is most appropriate for your situation.

Reduction and Waiver of Class A Sales Charges

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial advisor or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current NAV. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. Information regarding breakpoints is available free of charge by visiting www.aberdeen-asset.us.

Reduction of Class A Sales Charges

Similar to the rights offered by the Target Funds, investors may be able to reduce or eliminate front-end sales charges on Class A shares of the Acquiring Funds through one or more of these methods:

•  A Larger Investment. The sales charge decreases as the amount of your investment increases for both the Acquiring Funds and the Target Funds.

•  Rights of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase of Acquiring Fund shares than you are currently making (as shown in the tables above), you and other family members living at the same address can add the value of any Class A or Class C shares in all Aberdeen Funds that you currently own or are currently purchasing to the value of your Class A purchase. The Target Funds offer a similar right of accumulation.

•  Share Repurchase Privilege. If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.) The Target Funds have a similar repurchase privilege, however, it applies to shares repurchased within 120 days of a redemption.

•  Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares during a 13-month period, your sales charge is based on the total amount you intend to invest. You can also combine your holdings of Class A and Class C shares to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges. The Target Funds offer a similar letter of intent discount, however, the minimum dollar amount required to qualify varies amongst the Target Funds. The Alpine High Yield Managed Duration Municipal Fund has a minimum of $100,000 for letter of intent discount, the Alpine Ultra Short Municipal Income Fund has a minimum of $250,000 and the remaining Target Funds have a $25,000 minimum.

Waiver of Class A Sales Charges

The Acquiring Funds and Target Funds offer waivers of Class A sales charges in similar circumstances, except it should be noted that the Target Funds offer waivers to certain persons with relationships with Alpine Woods Capital Investors, LLC while the Acquiring Funds offer waivers to certain persons with relationships with AAMI and its affiliates.

Front-end sales charges on Class A shares of the Acquiring Funds are waived for the following purchasers:

•  investors purchasing shares through an unaffiliated brokerage firm that has an agreement with the Fund or the Funds' distributor to waive sales charges;

•  directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/ selling agreement with the Acquiring Funds' distributor;

•  Retirement Plans;

•  "Retirement Plans" include 401(a) plans, 401(k) plans, SIMPLE 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, non- qualified deferred compensation plans, employer sponsored benefit plans (including health savings accounts), defined benefit plans, and other similar employer-sponsored retirement and benefit plans.

•  "Retirement Plans" do not include individual retirement vehicles, such as traditional and Roth IRAs, Coverdell education savings accounts, individual 401(k) plans, individual 403(b)(7) custodial accounts, one-person Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts

•  investment advisory clients of AAMI's affiliates;

•  directors, officers, full-time employees (and their spouses, children or immediate relatives) of companies that may be affiliated with AAMI from time to time; and

•  financial intermediaries who have entered into an agreement with a Fund's distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Purchasing Class A Shares Without a Sales Charge

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) may apply when you redeem your shares in certain circumstances.

A CDSC of up to 1.00% applies to purchases of $1 million or more of Class A Shares if a "finder's fee" is paid by the Funds' distributor or Adviser to your financial advisor or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

The CDSC does not apply:

•  if you are eligible to purchase Class A shares without a sales charge for another reason; or

•  if no finder's fee was paid; or

•  to shares acquired through reinvestment of dividends or capital gains distributions.

Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares

Amount of Purchase	Amount of CDSC
$1 Million up to $4 Million	1.00%
$4 Million up to $25 Million	0.50%
$25 Million or More	0.25%

A shareholder may be subject to a CDSC if he or she did not pay an up-front sales charge and redeems Class A shares within 18 months of the date of purchase. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Following the Reorganizations, Target Fund shareholders will only be subject to a CDSC on any purchased Class A shares of the Acquiring Funds and will not be subject to a CDSC on shares of the Acquiring Funds received in the Reorganizations. The CDSC of Class A shares for the Target and Acquiring Funds are described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective prospectuses. If you purchase more than one Aberdeen Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Aberdeen Funds purchased and is proportional to the amount you redeem from each Aberdeen Fund.

Waiver of Contingent Deferred Sales Charges—Class A Shares

The CDSC is waived on:

•  the redemption of Class A shares purchased through reinvested dividends or distributions;

•  Class A shares sold following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

•  mandatory withdrawals of Class A shares from traditional IRA accounts after age 70 1/2 and for other required distributions from retirement accounts; and

•  redemptions of Class C shares from retirement plans offered by retirement plan administrators that maintain an agreement with the Funds, the Funds' Adviser or the Funds' distributor.

If you qualify for a waiver of a CDSC, you must notify Customer Service, your financial advisor or intermediary at the time of purchase and must also provide any required evidence showing that you qualify. Your financial intermediary may not have the capability to waive such sales charges.

Share Classes Available Only to Institutional Accounts

The Target and Acquiring Funds also offer Institutional Class shares. Institutional Class shares are available for purchase only by the following:

•  funds of funds offered by affiliates of the Acquiring Funds;

•  retirement plans for which no third-party administrator receives compensation from the Funds;

•  institutional advisory accounts of AAMI's affiliates, those accounts which have client relationships with an affiliate of AAMI, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;

•  rollover individual retirement accounts from such institutional advisory accounts;

•  a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

•  registered investment advisers investing on behalf of institutions and high net-worth individuals. This may also include registered investment advisers as well as financial intermediaries with clients enrolled in certain fee-based/advisory platforms where compensation for advisory services is derived exclusively from clients;

•  where the advisers derive compensation for advisory services exclusively from clients; or

•  high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

Purchases, Redemptions and Exchanges of Shares

The purchase, redemption and exchange procedures employed by the Target Funds and the Acquiring Funds have similarities and differences. While the Target Funds can exchange their Target Fund shares into the same class of any other open-end mutual fund managed by Alpine Woods Capital Investors, LLC, the Acquiring Funds may only exchange their shares for the same class of shares of another fund in the Aberdeen Funds Trust.

The Target Funds and Acquiring Funds have slightly different minimum investment requirements, which are detailed in the tables below. The investment minimums in the table will not apply to shares received in connection with the Reorganizations.

	Target Funds		Acquiring Funds
Class A Shares
To open an account	$2,500	(per Fund)	$1,000	(per Fund)
To open an IRA account	$2,500	(per Fund)	$1,000	(per Fund)
Additional investments	$0		$50	(per Fund)
To start an Automatic Asset Accumulation Plan	$100		$1,000	(per Fund)
Additional Investments (Automatic Asset Accumulation Plan)	N/A		$50
Institutional Class Shares
To open an account	$1,000,000	(per Fund)	$1,000,000	(per Fund)
Additional investments	$0	*	No Minimum

  *  this fee is $100 if the additional investments are made by telephone or internet

Minimum investment requirements for the Acquiring Funds do not apply to purchases by employees of Aberdeen or its affiliates (or their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to waive the investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line. If you hold shares through an authorized intermediary, you may redeem such shares through the intermediary.

BUYING, EXCHANGING AND SELLING SHARES

All transaction orders must be received by the Acquiring Funds' transfer agent in Canton, Massachusetts or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV. An Acquiring Fund has the right to close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state.

How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the offering of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days written notice to shareholders. ** A medallion signature guarantee may be required. See "Medallion Signature Guarantee" below.
Through an authorized intermediary. The Funds or the Funds' distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' transfer agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Funds or the Funds' distributor have relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' transfer agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Aberdeen Funds. Payment must be made in U.S. Dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers' checks, credit card checks or money orders.	By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to Aberdeen Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.
By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone privileges unless you decline this option on your application. The Funds follow procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone privileges at any time, without notice to shareholders. For redemptions, shareholders who own shares in an IRA account should call 866-667-9231. It may be difficult to make telephone transactions in times of unusual economic or market conditions.

How to Buy Shares	How to Exchange* or Sell** Shares
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record. The Funds may record telephone instructions to redeem shares, and may request redemption instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Aberdeen Funds' website at www.aberdeen-asset.us. However, the Funds may discontinue on-line transactions of Fund shares at any time.	On-line. Transactions may be made through the Aberdeen Funds' website at www.aberdeen-asset.us. However, the Funds may discontinue on-line transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds' custodian bank. The authorization will be in effect unless you give the Funds written notice of its termination.
• if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
• your bank may charge a fee to wire funds.
• the wire must be received by 4:00 p.m. in order to receive the current day's NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. The authorization will be in effect unless you give the Funds written notice of its termination.
• your proceeds typically will be wired to your bank on the next business day after your order has been processed.
• Aberdeen Funds deducts a $20 service fee from the redemption proceeds for this service.
• your financial institution may also charge a fee for receiving the wire.
• funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You can fund your Aberdeen Funds' account with proceeds from your bank via ACH on the second business day after your purchase order has been processed. A voided check must be attached to your application. Money sent through ACH typically reaches Aberdeen Funds from your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination.	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH on the second business day after your order has been processed. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. The authorization will be in effect unless you give the Funds written notice of its termination. ACH is not an option for exchanges.

How to Buy Shares	How to Exchange* or Sell** Shares
By Automatic Investment Plan (AIP). Once your account has been opened, you may make regular investments automatically in amounts of not less than $50 per month in Class A shares of a Fund. You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent to do this. Your financial institution must be a member of the Automated Clearing House (ACH) network to participate in an AIP. Any request to change or terminate your AIP should be submitted to the Funds' transfer agent 10 days prior to effective date. Please call Aberdeen Funds at (866) 667-9231 for further information. If you redeem shares purchased via the AIP within 10 days, the Funds' transfer agent may delay payment until it is assured that the purchase has cleared your account.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number 866-667-9231. Eligible entities or individuals wishing to conduct transactions in Institutional Class shares should call our toll-free number 866-667-9231.

Fair Value Pricing

Both the Target Funds and the Acquiring Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date. The Acquiring Funds apply fair valuation techniques, which are the same techniques applied by the Target Funds, as described in more detail below.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time", subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Open-end mutual funds are valued at the respective net asset value as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Long-term fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by AAMI generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller, "odd lot" sizes which may be effected at lower or higher prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Derivative instruments are generally valued according to the following procedures. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if AAMI concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund's assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds' Pricing Committee, taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Acquiring Funds' Board of Trustees.

In-Kind Purchases

Each Acquiring Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Acquiring Funds must obtain the following information for each person that opens a new account:

•  name;

•  date of birth (for individuals);

•  residential or business street address (although post office boxes are still permitted for mailing); and

•  Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. If the NAV on the redemption date is lower than the NAV on your original purchase date, you will receive less than your original investment amount when the account is closed (less any applicable CDSC). The Target Funds have similar policies with respect to customer identification information.

Accounts with Low Balances

Maintaining small accounts is costly for the Acquiring Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund's minimum.

•  If the value of your account falls below $1,000, you are generally subject to a $5 quarterly fee (with an annual maximum of $20 per account). Shares from your account are redeemed each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, each Fund may waive the quarterly fee. See the SAI for information about the circumstances under which this fee will not be assessed.

•  Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below $1,000. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

The Target Funds do not have similar policies with respect to accounts with low balances.

Exchanging Shares

Similar to the exchange privileges offered by the Target Funds, the Acquiring Funds allow exchanges between any funds within the Aberdeen Funds Trust. If you hold Class A or Institutional Class shares of the Acquiring Funds, you may exchange your Fund shares for shares of any fund of the Aberdeen Funds Trust that is currently accepting new investments as long as:

•  your financial intermediary's policies and procedures permit exchanges;

•  both accounts have the same registration;

•  your first purchase in the new fund meets its minimum investment requirement; and

•  you purchase the same class of shares. For example, you may exchange between Class A shares of any fund of the Trust, but may not exchange between Class A shares and Class C shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Institutional Class shares. However,

•  if you exchange from Class A shares of a Fund with a lower sales charge to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.

•  if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

You should obtain and carefully read the prospectus of the Fund you are acquiring before making an exchange.

Moving Share Classes in the Same Fund

A financial intermediary may exchange Acquiring Fund shares in one class held on behalf of its customers for another class of the same Acquiring Fund with a lower total expense ratio, subject to any agreements between the customer and the intermediary. All such transactions are subject to meeting any investment minimum or eligibility requirements. Neither the Fund nor AAMI will make any representations regarding the tax implications of such exchanges.

Systematic Withdrawal Program

Both the Target Funds and Acquiring Funds allow systematic withdrawals. For the Acquiring Funds, you may elect to automatically redeem Class A shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A shares subject to a sales charge while redeeming shares using this program.

Systematic Exchange Plan and Dividend Moves

Unlike the Target Funds, the Acquiring Funds offer systematic exchange plans. This systematic exchange plan allows you to transfer $50 or more to one Fund in the Aberdeen Funds Trust from another Fund in the Aberdeen Funds Trust systematically, monthly or quarterly. Accounts participating in a systematic exchange plan have a minimum balance requirement of $5,000. You will need to complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds' transfer agent to do this. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This systematic exchange plan may not be permitted by the policies and procedures of your financial intermediary. Please consult your financial advisor for more information.

Selling Shares

The process for selling Acquiring Fund shares, which is described as follows, is substantially the same as that for the Target Fund shares. You can sell, or in other words redeem, your Acquiring Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to redeem your Fund shares or the Funds may delay paying your redemption proceeds if:

•  the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•  trading is restricted; or

•  an emergency exists (as determined by the Securities and Exchange Commission).

Generally, a Fund will issue payment for shares that you redeem the next business day after your redemption request is received in good order. The proceeds will be sent to you thereafter and delivery time may vary depending on the method by which you owned your shares (for example, directly or through a broker). Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding redemption proceeds for up to seven days:

•  if the account holder is engaged in excessive trading or

•  if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

The Acquiring Funds generally satisfy redemption requests from existing cash balances and with the proceeds from the sale of portfolio securities. Occasionally, large shareholder redemption requests may exceed the cash balance of a Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle, which is typically a few days.

If you choose to have your redemption proceeds mailed to you and the redemption check is returned as undeliverable or is not presented for payment within six months, the Funds reserve the right to reinvest the check proceeds and future distributions in shares of the particular Fund at the Fund's then-current NAV until you give the Funds different instructions.

Under extraordinary circumstances, an Acquiring Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption-in-kind of securities (instead of cash). The Target Funds may also elect to redeem in-kind. For more about Acquiring Funds' ability to make a redemption-in-kind, see the Acquiring Funds' SAI dated March 7, 2018, which is incorporated herein by reference.

The Board of Trustees has adopted procedures for redemptions in-kind by shareholders including affiliated and unaffiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of AAMI and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption-in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

Similar to the medallion signature guarantee requirements applicable to the Target Funds, a medallion signature guarantee is required for sales of shares of the Acquiring Funds in any of the following instances:

•  if ownership is being changed on your account;

•  the redemption check is made payable to anyone other than the registered shareholder;

•  the proceeds are mailed to an address other than the address of record;

•  your account address has changed within the last 15 calendar days;

•  the redemption proceeds are being wired or sent by ACH to a bank for which instructions are currently not on your account; or

•  the redemption proceeds are being wired or sent by ACH to a bank account that has been added or changed within the past 15 calendar days.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading

The Target Funds and Acquiring Funds both have procedures in place to deter excessive or short-term trading. The Acquiring Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between funds of the Trust or sales and repurchases of funds within a short time period) may:

•  disrupt portfolio management strategies;

•  increase brokerage and other transaction costs; and

•  negatively affect fund performance.

Each Acquiring Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds.

Monitoring of Trading Activity

The Acquiring Funds, through AAMI, its subadviser(s) (if applicable) and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account. Despite its best efforts, Aberdeen Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

Restrictions on Transactions

Whenever an Acquiring Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. A Fund also has sole discretion to:

•  restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

•  reject transactions that violate a Fund's excessive trading policies or its exchange limits.

In general, if you make an exchange equaling 1% or more of a Fund's NAV, the exchange into another Aberdeen Fund may be rejected.

Are there any significant differences between the governance of the Target Funds compared to the Acquiring Funds?

The Alpine Equity Trust is a Massachusetts business trust, which is governed by a Declaration of Trust, bylaws and Massachusetts law. Alpine Series Trust, Alpine Income Trust and the Aberdeen Funds are all Delaware statutory trusts governed by Agreements and Declarations of Trust, by-laws and the Delaware Statutory Trust Act, as amended. The operations of both the Acquiring Funds and Target Funds are also subject to the provisions of the 1940 Act, the rules and regulations of the SEC thereunder and other federal securities laws. There are some differences between Massachusetts and Delaware law, which may impact the governance of the Alpine Equity Trust as compared to the Aberdeen Funds, a summary of which is included as Exhibit F. The following is a summary of certain key provisions of the Aberdeen Funds' and the Target Funds' governing documents.

Shareholder Voting

Aberdeen Funds.  Aberdeen Funds are not required to hold annual meetings of shareholders and do not intend to hold such meetings. In the event that a meeting of shareholders is held, all shares of Aberdeen Funds are entitled to vote on a matter vote without differentiation between the separate series or classes; provided however, (1) if any matter to be voted on affects only the interests of some but not all series or classes, then only the shareholders of such affected series or classes shall be entitled to vote on the matter or (2) if the 1940 Act or other applicable law or regulation requires voting by series or by class, then the shares shall vote as prescribed by such law or regulation. Each share shall be entitled to one vote for each full share, and a fractional vote for each fractional share. Shareholders of Aberdeen Funds do not have cumulative voting rights in the election of trustees or on any other matter. Meetings of shareholders of Aberdeen Funds, or any, series or, class thereof, may be called by the trustees, the Chairman of the Board or President of Aberdeen Funds or upon the written request of holders of 10% or more of the shares entitled to vote at such meetings. The Aberdeen Funds' governing documents (collectively, the "Aberdeen Declaration") provides that the shareholders have the power to, vote only with respect to: (1) the election of trustees to the extent and as provided therein; and (2) with respect to such additional matters relating to Aberdeen Funds as may be required by the Aberdeen Declaration, Aberdeen Funds' by-laws, the 1940 Act or any registration statement of Aberdeen Funds with the SEC; or (3) as the trustees may consider necessary or desirable. Generally, unless a larger quorum is required by applicable law, thirty-three and one-third percent (33-1/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholders' meeting constitute a quorum at the meeting. Generally, subject to certain provisions of the Aberdeen Declaration, the by-laws or applicable law which may require a different vote: (1) in all matters other than the election of trustees, the affirmative vote of the majority of votes cast at a shareholders' meeting at which a quorum is present shall be the act of the shareholders; (2) trustees shall be elected by a plurality of the votes cast at a shareholders' meeting at which a quorum is present. In electing trustees, all series in Aberdeen Funds vote together.

Target Funds. The Target Funds are not required to hold annual meetings of shareholders and do not intend to hold such meetings. All shares of the Target Funds have equal rights and privileges. Each share of a Target Fund is entitled to one vote on all matters as to which shares are entitled to vote, to participate equally with other shares in dividends and distributions declared by the Target Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Target Funds are fully paid, non-assessable and fully transferable when issued and have no preemptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

Election and Removal of Trustees

The Aberdeen Declaration provides that the trustees determine the size of the board of trustees, subject to a maximum of fifteen. Each trustee serves until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner than any of such events, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor. Shareholders may elect trustees, including filling any vacancies in the board of trustees, at any meeting of shareholders called by the board of trustees for that purpose. A meeting of shareholders for the purpose of electing one or more trustees may be called by the board of trustees or, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the shareholders. The Aberdeen Declaration permits the Aberdeen board of trustees to remove a trustee with or without cause at any time at a duly constituted meeting or by a written consent signed by at least a majority of the then trustees specifying the effective date of removal. Shareholders have the power to remove a trustee only to the extent provided in the 1940 Act and regulations thereunder.

Target Funds.  Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees. Under the Alpine Equity Trust's, Alpine Series Trust's and Alpine Income Trust's Declarations of Trust, as amended (collectively, the "Target Fund Declarations"), each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held, unless matters arise requiring a vote of shareholders under the Target Fund Declarations or the 1940 Act.

Issuance of Shares, Series and Classes

Aberdeen Funds.  Under the Aberdeen Declaration, the trustees are permitted to issue an unlimited number of shares for such consideration (but not less than the net asset value thereof) and in such form as the trustees may determine. Shareholders are not entitled to any pre-emptive rights or other rights to subscribe to new or additional shares and have no priority or preference over any other shares with respect to dividends or distributions. Shares are subject to such other rights and preferences as the trustees may determine. The Aberdeen Declaration gives broad authority to the trustees to establish series and classes in addition to those currently established and to determine the rights and preferences of the series and classes. The trustees are also authorized to terminate a series or a class without a vote of shareholders under certain circumstances.

Target Funds. The Trustees are authorized to classify and reclassify any issued class of shares of a Target Fund into shares of one or more classes of the Target Fund and to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of the Trust with different investment objectives, policies or restrictions, additional series or classes of shares may be created. Any issuance of shares of another series or class would be governed by the 1940 Act and the laws of the Commonwealth of Massachusetts (Alpine Equity Trust) or the State of Delaware (Alpine Series Trust and Alpine Income Trust). If shares of another series of the Alpine Equity Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios, including the Target Funds, would vote as a single series on matters, such as the election of Trustees, which affected all portfolios in substantially the same manner. In addition the Trustees may, in the future, create additional classes of shares of the Target Funds. Except for the different distribution-related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Target Fund.

Shareholder Liability

Aberdeen Funds.  Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations organized under Delaware general corporation law. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that Aberdeen Funds or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply

Delaware law, thereby subjecting the shareholder to liability. To guard against this risk, the Aberdeen Declaration:

(1) contains a provision entitling Aberdeen Funds' shareholders to the same limitation of personal liability extended to stockholders of a private corporation organized for profit under the general corporate law of Delaware; and (2) provides for indemnification out of the property of Aberdeen Funds or its applicable series, for any shareholder held personally liable for the obligations of Aberdeen Funds that arise solely from the shareholder's ownership of Aberdeen Funds. In addition, notice of disclaimer of shareholder liability will normally be given in each agreement, obligation, or instrument entered into or executed by Aberdeen Funds on behalf of Aberdeen Funds. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability is in effect; and (3) the applicable Aberdeen Fund is unable to meet its obligations to indemnify a shareholder.

Target Funds. Similar to the Aberdeen Funds, the Alpine Series Trust and Alpine Income Trust are governed by Delaware law, under which shareholders generally are not personally liable. With respect to the Alpine Equity Trust, under Massachusetts law, shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Alpine Equity Trust's Declaration of Trust provides that no shareholder will be personally liable for the obligations of the Trust and requires that every written contract made by the Trust contain a provision to that effect. If any shareholder were required to pay any liability of the Trust, that person would generally be entitled to reimbursement from the general assets of the Alpine Equity Trust.

The foregoing is only a summary of certain rights of shareholders under the charter documents governing Aberdeen Funds and the Target Funds under applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Where can I find more information?

For more information with respect to the Target Funds or the Acquiring Funds concerning the following topics, please refer to the following:

For the Target Funds and the Acquiring Funds: see (1) "Additional Information About the Acquiring Funds" in this Proxy Statement/Prospectus for more information about the Funds' policies or (2) the Funds' prospectus and SAI with respect to distributions and for tax considerations relating to investing in the Funds, the share classes offered by the Funds, sales charges and waivers of sales charges, pricing, purchase, redemption and exchange of shares of the Funds, and the distribution and administrative service arrangements of the Funds.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Revenue Sharing

AAMI and/or its affiliates (collectively, "Aberdeen") may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers. AAMI may also pay and/or reimburse sub-transfer agency fees or portions thereof to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds, subject to certain limitations approved by the Board.

These payments, or a portion of these payments in certain instances, are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list and/or access to an intermediary's personnel and other factors. Current revenue sharing payments have various structures and typically may be made in one or more of the following forms, one time payments of up to 0.25% on gross sales, asset-based payments of up to 0.20%, flat fees or minimum aggregate fees of up to $250,000 annually. These amounts are subject to change at the discretion of Aberdeen. Revenue sharing payments are paid from Aberdeen's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Aberdeen, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above, Aberdeen may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such payments may include:

•  the Funds' distributor and other affiliates of AAMI;

•  broker-dealers;

•  financial institutions; and

•  other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments it may receive.

Notwithstanding the revenue sharing payments described above, AAMI and AAML to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in AAMI's or AAML's selection of such broker-dealer for portfolio transaction execution.

Investing Through Financial Intermediaries

Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares of the Funds. In addition, financial intermediaries are responsible for providing to you any communication from a Fund to its shareholders, including but not limited to, prospectuses, prospectus supplements, proxy materials and notices regarding the source of dividend payments under Section 19 of the Investment Company Act of 1940. They may charge additional fees not described in this prospectus to their customers for such services.

If shares of a Fund are held in a "street name" account with financial intermediary, all recordkeeping, transaction processing and payments of distributions relating to your account will be performed by the financial intermediary, and not by the Fund and its transfer agent. Since the Funds will have no record of your transactions, you should contact your financial intermediary to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about your account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with a Fund involves special procedures and may require you to obtain historical purchase information about the shares in the account from your financial intermediary. If your financial intermediary's relationship with Aberdeen is terminated, and you do not transfer your account to another financial intermediary, the Trust reserves the right to redeem your shares. The Trust will not be responsible for any loss in an investor's account resulting from a redemption.

Financial intermediaries may be authorized to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers, and if approved by the Trust, to designate other financial intermediaries to accept such orders. In these cases:

•  A Fund will be deemed to have received an order that is in good form when the order is accepted by the financial intermediary on a business day, and the order will be priced at a Fund's net asset value per share (adjusted for any applicable sales charge) next determined after such acceptance.

•  Financial intermediaries are responsible for transmitting accepted orders to a Fund within the time period agreed upon by them.

You should contact your financial intermediary to learn whether it is authorized to accept orders for the Trust.

Contacting Aberdeen Funds

Customer Service Representatives are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 866-667-9231.

Automated Voice Response Call 866-667-9231, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

•  make transactions;

•  hear fund price information; and

•  obtain mailing and wiring instructions.

Internet Go to www.aberdeen-asset.us/aam.nsf/usRetail/home 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

•  download Fund prospectuses;

•  obtain information on the Aberdeen Funds;

•  access your account information; and

•  request transactions, including purchases, redemptions and exchanges.

By Regular Mail
Aberdeen Funds
P.O. Box 55930
Boston, MA 02205-5930

By Overnight Mail
Aberdeen Funds
c/o DST Asset Manager Solutions, Inc.
333 West 11th Street, Kansas City, MO 641051.

By Fax 866-923-4269.

Excessive or Short-Term Trading

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:

•  disrupt portfolio management strategies;

•  increase brokerage and other transaction costs; and

•  negatively affect fund performance.

Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Acquiring Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through Aberdeen and its agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account. Despite its best efforts, Aberdeen Funds may be unable to identify or deter excessive trades conducted through certain intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades that the Fund identifies. A Fund also has sole discretion to:

•  restrict purchases or exchanges that the Fund or its agents believe constitute excessive trading and

•  reject transactions that violate a Fund's excessive trading policies or its exchange limits.

In general if you make an exchange equaling 1% or more of a Fund's NAV, the exchange into the other Fund may be rejected and

Fair Valuation

The Aberdeen Funds' Trust has fair value pricing procedures in place as described above in "Fair Value Pricing."

Distributions and Taxes

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution will vary and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.

Income and Capital Gain Distributions

Income and capital gain distributions are described above in "Income and Capital Gain Distributions."

Tax Considerations

If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:

•  distributions are taxable to you at either ordinary income or capital gains tax rates;

•  distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;

•  distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;

•  for individuals, estates and trusts, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met;

•  for corporate shareholders, a portion of income dividends may be eligible for the corporate dividends- received deduction, subject to certain limitations; and

•  distributions declared in October, November or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV (any exempt interest dividends will be reported on Form 1099-INT), which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund's fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Distributions from the Funds (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If a Fund elects to do so, then any foreign taxes it pays on these investments may be passed through to you either as a deduction (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or as a foreign tax credit.

If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is commonly known as "buying a dividend."

Selling and Exchanging Shares

Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of one Fund of the Trust for another is the same as a sale. For individuals, any long- term capital gains you realize from selling Fund shares are currently taxed at 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax- deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Backup Withholding

By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds.

Other

Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate, U.S. estate tax and special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any. However, notwithstanding such exemption from U.S. withholding at the source, any dividends and distributions of income or capital gains will be subject to backup withholding if you fail to properly certify that you are not a U.S. person.

Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize unrelated business taxable income by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b). Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as "unrelated business taxable income" for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in IRC Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, dividends and net gain from investments, of U.S. individuals with income exceeding $200,000 ($250,000 if married filing jointly), and of estates and trusts.

Additionally, a 30% withholding tax is currently imposed on fund dividends and, beginning in 2019, will be imposed on redemption proceeds and capital gain dividends paid, to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service ("IRS") information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply. Under some circumstances, a foreign shareholder may be eligible for refunds or credits of such taxes.

This discussion of "Distributions and Taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

VOTING INFORMATION

What vote is necessary to approve the Proposal?

Quorum; Adjournment

Alpine Equity Trust

In order to transact business at the Meeting, a "quorum" must be present. Under the Alpine Equity Trust's By-Laws, a quorum is constituted by the presence in person or by proxy of shareholders representing a majority of the outstanding shares of the Alpine Equity Trust on the record date entitled to vote on a matter.

In the event that a quorum shall not be present at the Meeting or in the event that a quorum is present but sufficient votes to approve the Plans of Reorganization are not received, the Meeting may be adjourned from time to time by the affirmative vote of a majority of shares present in person or by proxy at the Meeting to a date not more than 120 days after the originally scheduled meeting, without notice other than announcement at the Meeting. Unless a proxy provides otherwise, the persons named as proxies will vote upon such adjournment in their discretion. If the Meeting is adjourned, the Closing Date of the Reorganizations is subject to change to a later date.

Alpine Series Trust and Alpine Income Trust

In order to transact business at the Meeting, a "quorum" must be present. Under the Alpine Series Trust's and Alpine Income Trust's By-Laws, a quorum is constituted by the presence in person or by proxy of shareholders representing 40% of the shares of the Trust entitled to vote on a matter.

In the event that a quorum shall not be present at the Meeting, shareholders present in person or represented by proxy and entitled to vote on a matter shall have power to adjourn the Meeting with respect to such matter from time to time without notice other than announcement at the Meeting until such quorum shall be present. The shareholders entitled to cast not less than a majority of all of the votes entitled to be cast at the Meeting on matter shall also have the power to adjourn the meeting. The Board of Trustees or the Chairman of the Meeting may determine to postpone the Meeting or adjourn the Meeting (including in the event a quorum is present) in their respective sole discretion for any reason, including, to solicit sufficient votes to approve the Plan of Reorganization. Written notice shall be given if the Meeting is adjourned to a date more than 120 days after the record date originally scheduled with respect to the Meeting. If the Meeting is adjourned, the Closing Date of the Reorganizations is subject to change to a later date.

Shareholder Approval

Alpine Equity Trust

A majority of all shares of a Target Fund represented in person or by proxy and entitled to vote on such action at the Meeting at which such action is to be taken, provided that a quorum (as determined in accordance with the Alpine Equity Trust's By-Laws) is present is required to approve the Plan of Reorganization. Each whole share (or fractional share) outstanding on the Record Date shall entitle the holder thereof to one vote for each whole share (or fractional share).

Alpine Series Trust and Alpine Income Trust

The affirmative vote of the holders of a majority of the outstanding shares of a Target Fund is required to approve the Plan of Reorganization. Each whole share (or fractional share) outstanding on the Record Date shall entitle the holder thereof to one vote for each whole share (or fractional share).

General

You should be aware that the principals of Alpine and their family members and Alpine's affiliates beneficially own and have voting authority of over 54% of the Alpine Rising Dividend Fund's outstanding voting securities and over 48% of the Alpine International Real Estate Fund's outstanding voting securities (each as of December 31, 2017), and such shares are expected to be voted in favor of the Reorganization of that Fund, which will control the outcome of the vote. The principals of Alpine and their family members and Alpine's affiliates also beneficially own and have voting authority of over 9% of the Alpine Dynamic Dividend Fund's outstanding voting securities, over 9% of the Alpine High Yield Managed Duration Municipal Fund's outstanding voting securities, over 7% of the Alpine Ultra Short Municipal Income Fund's outstanding voting securities, over 9% of the Alpine Realty Income & Growth Fund's outstanding voting securities, and over 14% of the Alpine Global Infrastructure Fund's outstanding voting securities (each as of December 31, 2017), and such shares are expected to be voted in favor of the Reorganization of each such Fund. Shares of a Target Fund held by institutions and charitable trusts overseen by the principals of Alpine, but for which they do not maintain a beneficial ownership interest, will be voted in proportion to the total votes received from shareholders who are not principals of Alpine, their family members or affiliates of Alpine. Proxies relating to shares of a Target Fund held by clients of Alpine's affiliates will be passed through to those clients so that those clients will vote with respect to the applicable Reorganization.

To assure the presence of a quorum at the Meeting, please promptly execute and return the enclosed proxy. A self-addressed, postage-paid envelope is enclosed for your convenience. Alternatively, you may authorize your proxy by telephone or through the Internet at the number or website address printed on the enclosed proxy card.

In tallying shareholder votes, abstentions and broker non-votes (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (i) the broker or nominee does not have discretionary voting power or (ii) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares present but not voting. Accordingly, abstentions and broker non-votes effectively will be a vote against the Proposal. Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

This Proxy Statement/Prospectus, and the accompanying Notice of Meeting and proxy card(s) will be mailed to shareholders on or about March [9], 2018.

Who can vote to approve the Proposal?

Only shareholders of record of the Target Funds at the close of business on February 21, 2018 (the "Record Date"), will be entitled to notice of and to vote at the Meeting or any adjournments or postponements thereof on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Exhibit C to this Proxy Statement/Prospectus sets forth the number of shares of beneficial interest of the Target Fund which were outstanding as of the Record Date and, therefore, are entitled to vote at the Meeting.

How do I ensure my vote is accurately recorded?

You may attend the Meeting and vote in person. You may also authorize your vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or authorize your proxy by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy card to the Fund at the address indicated on the enclosed envelope provided with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy card must be received by the appropriate Target Fund prior to the Meeting (or any adjournment or postponement thereof) and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

What other matters will be voted upon at the Meeting?

The Boards of the Alpine Funds and the Aberdeen Funds do not intend to bring any matters before the Meeting with respect to the Target Fund other than those described in this Proxy Statement/Prospectus. The Board of the Target Funds is not aware of any other matters to be brought before the Meeting with respect to the Target Funds by others. If the chairman of the Meeting permits any other matter to come before the Meeting, proxy holders will vote on it in accordance with their best judgment for those shares they are authorized to vote.

What other solicitations will be made?

This proxy solicitation is being made by the Board for use at the Meeting. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Board will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. Alpine and Aberdeen may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Target Funds, Acquiring Funds, Alpine or Aberdeen, without extra pay, may conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds' Boards have engaged AST Fund Solutions, LLC ("AST") to solicit proxies from brokers, banks, other institutional holders and individual shareholders at the cost of approximately $74,000 for the Target Funds. AST also will be reimbursed for its reasonable expenses. Proxy solicitation costs for the Target Funds will be incurred by AAMI. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes.

As the Meeting date approaches, certain shareholders of the Target Funds may receive a telephone call from a representative of AST if their votes have not yet been received. Proxies that are obtained telephonically by AST will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited by AST, an AST representative is required to ask each shareholder to state his or her full name. The representative then states the city, state and zip code on the account and asks the shareholder to confirm his or her identity by stating their street address. If the shareholder is a corporation or other entity, the AST representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to AST, then the AST representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder's instructions on the proposed Reorganizations. Although the AST representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The AST representative will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter via USPS to confirm his or her vote and asking the shareholder to call (866) 745-0268 immediately if his or her instructions are not correctly reflected in the confirmation.

How do I submit a shareholder proposal?

The Target Funds do not hold regular annual meetings. The Target Funds (in the event the Reorganizations are not completed) do not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act or for Alpine Equity Trust, if taking an action for which a shareholder vote is required under its declaration of trust. Target Fund shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to c/o Andrew Pappert, Secretary of the Trust, Alpine Woods Capital Investors, LLC, 2500 Westchester Avenue, Suite 215, Purchase, New York 10577. To be considered for presentation at a shareholders' meeting, rules promulgated by the SEC require that, among other things, a shareholder's proposal must be received at the offices of the Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Notice to Banks, Broker-Dealers and Voting Directors and their Nominees

Please advise the Target Funds, c/o Andrew Pappert, Secretary of the Trust, Alpine Woods Capital Investors, LLC, 2500 Westchester Avenue, Suite 215, Purchase, New York 10577, whether other persons are beneficial owners of Target Fund shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement/Prospectus needed to supply copies to the beneficial owners of these shares.

PRINCIPAL HOLDERS OF SHARES

On February 21, 2018, the officers and Trustees of Target Funds as a group owned [ less than 1% of the outstanding voting shares of [xyz] Target Funds and approximately [    ], [    ], and [    ] of the [    ], [    ] and [    ] Funds, respectively]. As of such date, no person, except as set forth in the table in Exhibit D, owned beneficially or of record 5% or more of the outstanding shares of any class of each of the Target Funds.

SECTION 15(f) OF THE 1940 ACT

Section 15(f) of the 1940 Act provides a safe harbor for an investment adviser of a registered investment company (or any affiliated persons of the investment adviser) to receive any amount or benefit in connection with a sale of securities or other interest in the investment adviser, provided that two conditions are satisfied. Alpine will receive compensation in connection with the Asset Transfer.

First, an "unfair burden" may not be imposed on the investment company as a result of the sale, or any express or implied terms, conditions or understandings applicable to the sale. The term "unfair burden," as defined in the 1940 Act, includes any arrangement during the two-year period after the sale whereby the investment adviser (or predecessor or successor adviser), or any "interested person" of the adviser (as defined in the 1940 Act), receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services).

Second, during the three-year period after the sale, at least 75% of the members of the investment company's board of trustees cannot be "interested persons" (as defined in the 1940 Act) of the investment adviser or its predecessor.

The Trustees have not been advised by Alpine or Aberdeen of any circumstances arising from the Asset Transfer that might result in the imposition of an "unfair burden" on the Target Funds or Acquiring Funds as defined in Section 15(f) of the 1940 Act. Moreover, Aberdeen has committed that for two years after the consummation of the Asset Transfer, it will use commercially reasonable efforts to ensure that there is not imposed any unfair burden on the Acquiring Funds. Aberdeen has also agreed that for a minimum of three years subsequent to the consummation of the Asset Transfer, it will use commercially reasonable efforts to ensure that at least 75% of the Board will be comprised of persons who are not "interested persons" of either Aberdeen or Alpine.

MORE INFORMATION ABOUT THE FUNDS

Additional Information

This Proxy Statement/Prospectus and the related SAI do not contain all the information set forth in the registration statements, the exhibits relating thereto and the annual and semi-annual reports filed by the Funds as such documents have been filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number of the registrant of the Funds' registration statement, which contains the Funds' prospectus and related SAI, is 811-22132 for the Funds.

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith, each Fund files reports and other information with the SEC. Reports, proxy material, registration statements and other information filed (including the registration statement relating to the Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied at the public reference facilities maintained by the SEC at Room 1580,100 F Street, N.E., Washington, D.C. 20549-1520. Copies of such material may also be obtained from the Public Reference Room of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549-1520, at the prescribed rates. The SEC maintains a website at www.sec.gov that contains information regarding the Funds and other registrants that file electronically with the SEC.

Financial Statements

The audited financial statements for each Target Fund appearing in its Annual Report dated October 31, 2017, which were audited by [ ], independent registered public accounting firm for the Target Funds, are incorporated by reference into the SAI relating to this Proxy Statement/Prospectus. The audited financial statements are incorporated therein by reference in reliance upon such reports given on the authority of [    ].

Financial Highlights

The financial highlights tables are intended to help you understand each Target Fund's financial performance for the past five fiscal years ended October 31, 2017. Because each of the Target Funds is the accounting and performance survivor of the Reorganizations, the financial highlights of the Target Funds will become the financial performance of the Acquiring Funds once the Reorganizations are consummated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Target Fund (assuming reinvestment of all dividends and distributions and no sales charges). Beginning with the year ended October 31, 2015, each Target Fund was audited by [    ]. The previous years were audited by another independent registered public accounting firm. The financial highlights of each Target Fund contained in Exhibit E have been derived from financial statements audited by the Target Funds' independent registered public accounting firm.

Broker-Defined Sales Charge Waiver Policies

Merrill Lynch:

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or SAI.

Front-End Sales Charge Waivers for Class A Shares available at Merrill Lynch

•  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•  Shares purchased by or through a 529 Plan

•  Shares purchased through a Merrill Lynch affiliated investment advisory program

•  Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

•  Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

•  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•  Shares exchanged from Class C (i.e. level-load) shares of the same Fund in the month of or following the 10-year anniversary of the purchase date

•  Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•  Trustees of the Trust, and employees of the Adviser or any of its affiliates, as described in the this prospectus

•  Shares purchased from the proceeds of redemptions within the Aberdeen fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A and C Shares available at Merrill Lynch

•  Death or disability of the shareholder

•  Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus

•  Return of excess contributions from an IRA Account

•  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

•  Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•  Shares acquired through a right of reinstatement

•  Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

Front-End Sales Charge Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•  Breakpoints as described in this prospectus.

•  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Aberdeen fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible Aberdeen fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

•  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within the Aberdeen fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

EXHIBITS TO PROXY STATEMENT/PROSPECTUS

Exhibit

Exhibit A—Form of Agreement and Plan of Reorganization

Exhibit B—Investment Restrictions

Exhibit C—Outstanding Voting Securities as of February 21, 2018

Exhibit D—Principal Holders of Shares as of February 21, 2018

Exhibit E—Financial Highlights

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this [•]th day of [•], 2018, by [Alpine Series Trust/Alpine Income Trust/Alpine Equity Trust], a [Delaware statutory trust/Massachusetts business trust] (the "Alpine Trust"), on behalf of its series, [FUND NAME], (the "Acquired Fund"), and Aberdeen Funds, a Delaware statutory trust (the "Aberdeen Trust"), on behalf of its series, [FUND NAME] (the "Acquiring Fund") (the Acquired Fund and the Acquiring Fund, together, the "Funds," and each, a "Fund"), solely for purposes of paragraphs 4.3, 5.6 and 9.2 hereof, Alpine Woods Capital Investors, LLC ("Alpine"), a Delaware limited liability company, and solely for purposes of paragraph 9.2 hereof, Aberdeen Asset Management Inc., a corporation organized under the laws of the State of Delaware ("AAMI").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class A and Institutional Class shares (collectively, the "Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquiring Fund has been newly established to hold the assets of the Acquired Fund;

WHEREAS, the Board of Trustees of the Alpine Trust, on behalf of the Acquired Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is advisable; and

WHEREAS, the Board of Trustees of the Aberdeen Trust, on behalf of the Acquiring Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is advisable.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND ASSUMPTION OF THE ACQUIRED FUND'S LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of each corresponding class of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund's net assets, attributable to each share class of the Acquired Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below); and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Acquired Fund as follows: Class A shares of the Acquiring Fund correspond to Class A shares of the Acquired Fund; and Institutional Class shares of the Acquiring Fund correspond to Institutional Class shares of the Acquired Fund.

1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

1.3. The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund, including, without limitation, those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period, but excluding the expenses borne by AAMI and/or its affiliates and Alpine pursuant to paragraph 9.2. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.4 hereof, other than those expenses borne by AAMI and/or its affiliates and Alpine pursuant to paragraph 9.2.

1.4. At or before the Closing, the Acquiring Fund shall redeem the initial share for the amount at which it is issued pursuant to paragraph 7.4. As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of each class of Acquiring Fund Shares due Acquired Fund shareholders holding the corresponding class of the Acquired Fund's shares. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectus and statement of additional information.

1.6. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.  VALUATION

2.1. The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectus or statement of additional information.

2.2. The number of Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for shares of beneficial interest of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to each class of its shares of beneficial interest determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the corresponding class of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectus or statement of additional information.

2.3. All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.  CLOSING AND CLOSING DATE

3.1. The Closing Date for the Reorganization shall be [______ __, ____], or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the open of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held at the offices of the Acquired Fund or at such other place as the parties may agree.

3.2. State Street, the custodian for the Acquiring Fund, shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4. The Acquired Fund shall instruct its transfer agent to provide at the Closing, or immediately prior to the Closing, a list of the names and addresses of the Acquired Fund's shareholders and the number and value of each class of outstanding Shares owned by each such shareholder to the Acquiring Fund's transfer agent. The Acquiring Fund shall instruct its transfer agent to issue and deliver a confirmation evidencing the value of the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Alpine Trust or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, the Alpine Trust, on behalf of the Acquired Fund, and the Aberdeen Trust, on behalf of the Acquiring Fund, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may reasonably request.

4.  REPRESENTATIONS AND WARRANTIES

4.1. The Aberdeen Trust, on behalf of the Acquiring Fund, represents and warrants that:

(a)  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement by the Aberdeen Trust will not result, in a violation of the Aberdeen Trust's Agreement and Declaration of Trust, as amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound;

(b)  The Aberdeen Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

(c)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Aberdeen Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(d)  To the knowledge of the Aberdeen Trust, the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company from and including the taxable year that includes the Closing Date and will be eligible to, and will, compute its federal income tax under Section 852 of the Code;

(e)  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(f)  The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(g)  The current prospectus and statement of additional information of the Aberdeen Trust, with respect to the Acquiring Fund, on Form N-1A conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(h)  The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date; and

(i)  At the Closing, the Acquiring Fund will be a duly established and designated series of Aberdeen Trust; the Acquiring Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, the Acquiring Fund will be a shell series of Aberdeen Trust, without assets (except the amount paid for the initial share if it has not already been redeemed by that time) or liabilities, created for the purpose of acquiring the assets, assuming the liabilities, and continuing the Acquired Fund's business.

4.2. The Alpine Trust, on behalf of the Acquired Fund, represents and warrants that:

(a)  The Acquired Fund is not, and the execution, delivery and performance of this Agreement by the Alpine Trust will not result, in a violation of the Alpine Trust's charter, as supplemented and amended, or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Alpine Trust, on behalf of the Acquired Fund, is a party or by which the Alpine Trust or Acquired Fund or its property is bound;

(b)  There are no contracts or other commitments (other than this Agreement) of the Alpine Trust, on behalf of the Acquired Fund, which will be terminated with liability to the Acquired Fund prior to the Closing Date;

(c)  The Alpine Trust is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act, is in full force and effect;

(d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Alpine Trust knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

(e)  The Statements of Assets and Liabilities of the Acquired Fund as of October 31, 2017, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by Ernst & Young LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates;

(f)  Since October 31, 2017, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph (f), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund shareholders shall not constitute a material adverse change;

(g)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of the Acquired Fund required by law to have been filed by such dates shall have been filed and are or will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(h)  (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code; and (ii) the Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

(i)  All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j)  At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the 1933 Act and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

(k)  The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

(l)  The current prospectus and statement of additional information of the Alpine Trust, with respect to the Acquired Fund, on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

4.3. Alpine represents and warrants to the Acquiring Fund as follows: To the knowledge of Alpine, (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by Alpine and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business, other than those disclosed in writing to and accepted by the Acquiring Fund.

5.  COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND

5.1. The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that, with respect to the Acquired Fund, such ordinary course of business will include purchases and sales of portfolio securities and other instruments, sales and redemptions of Acquired Fund shares, and the declaration and payment of customary dividends and distributions, and with respect to the Acquiring Fund, it shall be limited to such actions as are customary to the organization of a new series prior to its commencement of operations.

5.2. The Acquired Fund covenants that (i) the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by Acquired Fund's Shareholders to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Fund Shareholders' ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the shareholder meeting at which the Reorganization is considered; and (iii) the Acquired Fund will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code.

5.3. Subject to the provisions of this Agreement, the Aberdeen Trust on behalf of the Acquiring Fund, and the Alpine Trust on behalf of the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.4. The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or officer ("Indemnified Person") of the Alpine Trust, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the

Alpine Trust with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.4 shall not protect any such Indemnified Person against any liability to the Alpine Trust, the Acquiring Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his or her office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him or her in connection with the matter as to which he or she is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party trustees of the Acquiring Fund, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.5. The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Acquired Fund, the Alpine Trust, the Acquiring Fund or the Aberdeen Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquired Fund, the Alpine Trust, the Acquiring Fund and the Aberdeen Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in paragraph 8.4.

5.6. Alpine agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against Alpine or its affiliates by reason of any act or failure to act by Alpine or any of its affiliates prior to the Closing Date.

6.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ABERDEEN TRUST ON BEHALF OF THE ACQUIRING FUND

The obligations of the Aberdeen Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Alpine Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1. All representations and warranties by the Alpine Trust and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2. The Alpine Trust on behalf of the Acquired Fund has delivered a certificate executed in the Acquired Fund's name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

6.3. The Aberdeen Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Alpine Trust, on behalf of the Acquired Fund, dated as of the Closing Date, covering the following points:

That (a) the Alpine Trust is a validly existing [statutory] trust under the laws of the [State/Commonwealth of Delaware/Massachusetts], and has the trust power and authority under its governing instrument [and the Delaware Statutory Trust Act] to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Alpine Trust on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Alpine Trust on behalf of the Acquired Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and remedies and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Alpine Trust's Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Alpine Trust, on behalf of the Acquired Fund, is a party or by which the Acquired Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the [State/Commonwealth of Delaware/Massachusetts] is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Alpine Trust, on behalf of the Acquired Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquired Fund's business; and (f) the Alpine Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

With respect to all matters of [Delaware/Massachusetts] law, such counsel shall be entitled to state that it has relied upon the opinion of [Richards, Layton & Finger, P.A./Morgan, Lewis & Bockius LLP] and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of [Richards, Layton & Finger, P.A./Morgan, Lewis & Bockius LLP].

In rendering such opinion, special [Delaware/Massachusetts] counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Alpine Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Alpine Trust with respect to the Acquired Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Alpine Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Alpine Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

7.  CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ALPINE TRUST ON BEHALF OF THE ACQUIRED FUND

The obligations of the Alpine Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Aberdeen Trust, on behalf of the Acquiring Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1. All representations and warranties by the Aberdeen Trust or the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2. The Aberdeen Trust has delivered, on behalf of the Acquiring Fund, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Aberdeen Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

7.3. The Acquired Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Aberdeen Trust, dated as of the Closing Date, covering the following points:

That (a) the Aberdeen Trust is a validly existing statutory trust under the laws of the State of Delaware, and has the trust power and authority under its governing instrument and the Delaware Statutory Trust Act to execute, deliver and perform its obligations under this Agreement and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Aberdeen Trust on behalf of the Acquiring Fund and the Acquiring Fund is a duly established series of the Aberdeen Trust and, assuming due authorization, execution and delivery of the Agreement by the other parties to the Agreement, is a valid and binding obligation of the Aberdeen Trust on behalf of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and remedies and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Aberdeen Trust's Agreement and Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Aberdeen Trust, on behalf of the Acquiring Fund, is a party or by which the Acquiring Fund or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Aberdeen Trust, on behalf of the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the Closing Date, which materially and adversely affects the Acquiring Fund's business; (f) the Aberdeen Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (g) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable beneficial interests in the Acquiring Fund, and under the Aberdeen Trust's Agreement and Declaration of Trust no shareholder of the Acquiring Fund has any preemptive rights or similar rights.

With respect to all matters of Delaware law, such counsel shall be entitled to state that it has relied upon the opinion of Richards, Layton & Finger, P.A. and that its opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Richards, Layton & Finger, P.A.

In rendering such opinion, special Delaware counsel may assume all conditions precedent set forth in the Agreement have been satisfied and may include other customary assumptions and qualifications for opinions of this type, including without limitation, customary enforceability assumptions (including the effect of principles of equity, including principles of commercial reasonableness and good faith and fair dealing), that the trustees of the Aberdeen Trust have complied with their fiduciary duties in approving the Agreement, that the Reorganization is fair in all respects and that the execution and delivery of the Agreement by the Aberdeen Trust with respect to the Acquiring Fund and performance of its obligations thereunder are not inconsistent with the 1940 Act or the rules and regulations thereunder. In addition, such counsel need not express an opinion with respect to any provisions of the Agreement that purport to obligate the Aberdeen Trust to cause other persons or entities to take certain actions or act in a certain way insofar as such provision relates to the actions of such other persons or entities, any provisions of the Agreement to the extent that such provisions purport to bind or limit the trustees of the Aberdeen Trust in the exercise of their fiduciary duties or to bind parties not a signatory to the Agreement;

7.4. Before the Closing, Aberdeen Trust's Board shall have authorized the issuance of, and Aberdeen Trust shall have issued, one Acquiring Fund Share ("initial share") to AAMI or an affiliate thereof, in consideration of the payment of $____ (or other amount that Board determines), to vote on the investment management [and sub-advisory] contracts and other agreements and plans referred to in paragraph 7.5 as may be required by applicable law and to take whatever action it may be required to take as the Acquiring Fund's sole shareholder; and

7.5. Aberdeen Trust, on the Acquiring Fund's behalf, shall have entered into, or adopted, as appropriate, an investment management contract, a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for the Acquiring Fund's operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by Aberdeen Trust's Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by AAMI or its affiliate as the Acquiring Fund's sole shareholder.

8.  FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquiring Fund or the Acquired Fund, the Acquiring Fund or the Acquired Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

8.1. The Board of Trustees of the Aberdeen Trust, including a majority of the trustees who are not "interested persons" of the Aberdeen Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are advisable. The Board of Trustees of the Alpine Trust, including a majority of the trustees who are not "interested persons" of the Alpine Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are advisable.

8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) and approval by the Acquired Fund shareholders, in each case required to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund. In addition, the transactions contemplated by this Agreement are contingent on the satisfaction of certain closing conditions contained in an asset purchase agreement by and among Alpine, Aberdeen Asset Managers Limited and the other parties thereto dated December 21, 2017, as may be amended from time to time (the "APA"), unless such unsatisfied closing conditions are waived or amended pursuant to section 12.7 of the APA.

8.4. The Acquiring Fund and the Acquired Fund shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquiring Fund and the Acquired Fund and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

(a)  The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares of beneficial interest for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Fund shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be marked to market for federal income tax purposes at the end of a taxable year or on the termination or transfer thereof, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund. The delivery of such opinion is conditioned upon the receipt by Willkie Farr & Gallagher LLP of representations it shall request of the Aberdeen Trust, on behalf of the Acquiring Fund, and the Alpine Trust, on behalf of the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.4.

9.  BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

9.1. Each of the Acquiring Fund and the Acquired Fund represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

9.2. The Acquiring Fund and the Aberdeen Trust and the Acquired Fund and the Alpine Trust will not bear any costs arising in connection with the Reorganization contemplated by this Agreement. The responsibility for payment of all of the expenses that are related to the transactions contemplated by this Agreement, whether or not the Reorganization is consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement), shall be allocated between AAMI (and/or its affiliates) and Alpine (and/or its affiliates) as they shall agree (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187), subject to Section 12.4 of the Purchase Agreement between Alpine, Aberdeen Asset Managers Limited and the other parties thereto, dated as of December 21, 2017. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Aberdeen Trust, on behalf of the Acquiring Fund, and the Alpine Trust, on behalf of the Acquired Fund, each agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.  TERMINATION

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Aberdeen Trust or the Board of Trustees of the Alpine Trust.

12.  AMENDMENTS

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Aberdeen Trust and the Alpine Trust.

13.  NOTICES

13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

1735 Market Street, 32nd Floor
Philadelphia, PA 19103
Attention: Legal

or to the Acquired Fund at:

2500 Westchester Avenue, Suite 215
Purchase, New York 10577
Attention: Legal

14.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to conflict of laws principles.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in this paragraph and paragraph 5.4, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Acquiring Fund shall be those of the Acquiring Fund only and shall not otherwise be obligations or liabilities of Aberdeen Trust generally, and, under no circumstances will any other series of the Aberdeen Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

14.6. Any and all obligations or liabilities arising under or in respect of this Agreement with respect to the Acquired Fund shall be those of the Acquired Fund only and shall not otherwise be obligations or liabilities of the Alpine Trust generally, and, under no circumstances will any other series of the Alpine Trust have any obligation or liability under or in respect of this Agreement or the transactions contemplated hereby.

14.7. [Alpine Trust's Declaration of Trust and all amendments thereto are on file with the Secretary of the Commonwealth of Massachusetts and this Agreement is executed by an officer or officers of the Alpine Trust, and not by such officer or officers individually, and the obligations created or evidenced hereby are not binding upon any of the Trustees, officers or shareholders of the Alpine Trust individually, but bind only the property of the Alpine Trust or the individual series.]1

  1  Bracketed text applies to the reorganizations involving series of the Alpine Equity Trust as the Acquired Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

[ALPINE SERIES TRUST/ALPINE INCOME TRUST/
ALPINE EQUITY TRUST], for and on behalf of
[ACQUIRED FUND NAME]

By:

Name:
Title:

Attestation By:

Name:
Title:

ABERDEEN FUNDS, for and on behalf of
[ACQUIRING FUND NAME]

By:

Name:
Title:

Attestation By:

Name:
Title:

Solely with respect to paragraphs 4.3, 5.6 and 9.2 hereof:

ALPINE WOODS CAPITAL INVESTORS, LLC

By:

Name:
Title:

Attestation By:

Name:
Title:

Solely with respect to paragraph 9.2 hereof:

ABERDEEN ASSET MANAGEMENT INC.

By:

Name:
Title:

Attestation By:

Name:
Title:

Exhibit B

INVESTMENT RESTRICTIONS

The investment restrictions of the Target Funds and Acquiring Funds are identical. Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to a Fund without the affirmative vote of a "majority of the outstanding voting securities" of that Fund.

"A majority of the outstanding voting securities of a Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of a Fund or (2) 67% of the shares of a Fund present if more than 50% of the shares are present at a meeting in person or by proxy. Where an asterisk (*) appears, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Trustees without shareholder approval.

Except as otherwise stated in this SAI or in the Proxy Statement/Prospectus, if a percentage limitation set forth in an investment policy or restriction of a Fund is adhered to at the time of investment or at the time a Fund engages in a transaction, a subsequent increase or decrease in percentage resulting from a change in value of an investment or position, or a change in the net or total assets of a Fund, will not result in a violation of such restriction.

For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

1.  Diversification

With respect to 75% of its total assets, each Fund (except the Alpine/Aberdeen Realty Income & Growth Funds) may not purchase a security, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if as a result of such purchase, more than 5% of that Fund's total assets would be invested in the securities of any one issuer, or that Fund would own more than 10% of the voting securities of any one issuer.

The Alpine/Aberdeen Realty Income & Growth Funds may not invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 50% of its total assets may be invested without regard to such 5% limitation.

The SEC has taken the position that, for purposes of the restrictions applicable to a fund's diversification, investments in securities of other investment companies, including in exchange-traded funds, are considered investments in the portfolio securities of such investment companies.

2.  Investment for Purposes of Control or Management

The Alpine/Aberdeen International Real Estate Equity Funds may not invest in companies for the purpose of exercising control or management.

3.  Purchase of Securities on Margin

The Alpine/Aberdeen International Real Estate Equity Funds may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

4.  Underwriting

Each Fund (except the Alpine/Aberdeen Realty Income & Growth Funds and the Municipal Funds) will not underwrite any issue of securities except as it may be deemed an underwriter under the 1933 Act in connection with the sale of securities in accordance with its investment objectives, policies and limitations.

The Alpine/Aberdeen Realty Income & Growth Funds may not engage in the business of underwriting securities of other issuers.

The Municipal Funds may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, the Fund may be deemed to be an underwriter under the 1933 Act;

5.  Interests in Oil, Gas or Other Mineral Exploration or Development Programs

Each Fund (except the Alpine/Aberdeen High Yield Managed Duration Municipal Funds and the Alpine/Aberdeen Ultra Short Municipal Income Funds) may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

The Alpine/Aberdeen Ultra Short Municipal Income Funds may not invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.*

6.  Concentration in Any One Industry

Each of the Alpine/Aberdeen International Real Estate Equity Funds and the Alpine/Aberdeen Realty Income & Growth Funds will concentrate its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, each of these Funds may temporarily invest less than 25% of its assets in such securities during periods of adverse economic conditions in the real estate industry.

The Alpine/Aberdeen Global Infrastructure Funds will concentrate its investments in infrastructure-related issuers.

Each of the Alpine/Aberdeen Dynamic Dividend Funds and the Alpine/Aberdeen Income Builder Funds may not invest more than 25% of its total assets in the securities in any single industry, provided that there shall be no limitation on the purchase of U.S. Government securities.*

7.  Short Sales

Each Fund (except the Municipal Funds) may effect short sales of securities subject to the limitation that a Fund may not sell a security short if, as a result of such sale, the current value of securities sold short by the Fund would exceed 10% of the Fund's net assets; provided, however, if the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (i.e., short sales "against the box"), this limitation is not applicable.

The Municipal Funds may not make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

8.  Lending of Funds and Securities

Each Fund (except Municipal Funds) may not make loans of money or securities, except to the extent that a Fund may lend money through the purchase of permitted investments, including repurchase agreements.

Each Fund (except the Municipal Funds) may not lend their portfolio securities, unless the borrower is a broker-dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market-value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's net assets.

The Municipal Funds ] may not make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

9.  Commodities

Each Fund (except the Municipal Funds) may not purchase, sell or invest in commodities, provided that this restriction shall not prohibit a Fund from purchasing and selling securities or other instruments backed by commodities or financial futures contracts and related options, including but not limited to, currency futures contracts and stock index futures.

The Alpine/Aberdeen Ultra Short Municipal Income Funds may not purchase or sell commodities or commodity contracts.

The Alpine/Aberdeen High Yield Managed Duration Municipal Funds may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

Because most swaps are now considered interests under the Commodity Exchange Act and its rules, the Funds' fundamental investment restriction related to investing in commodity interests is being interpreted to permit a

Fund to engage in transactions in swaps and options on swaps related to financial instruments, such as securities indexes, currencies and other financial instruments, but not to engage in transactions in swaps related to physical commodities, such as oil or metals.

10.  Real Estate

The Alpine/Aberdeen Realty Income & Growth Funds, the Alpine/Aberdeen Dynamic Dividend Funds, and the Alpine/Aberdeen Income Builder Funds may not purchase, sell or invest in real estate, but may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and may hold and sell real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of a Fund's ownership of such securities.

The Alpine/Aberdeen International Real Estate Equity Funds and the Alpine/Aberdeen Global Infrastructure Funds may not purchase or invest in real estate or interests in real estate (although each may purchase securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein).

The Alpine/Aberdeen Ultra Short Municipal Income Funds may not purchase or sell real estate or interests in real estate (including limited partnership interests), except that the Fund, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and may purchase and sell securities secured by real estate or interests therein.

11.  Borrowing, Senior Securities, Reverse Repurchase Agreements

Each Fund (except for the Municipal Funds) may not issue senior securities as defined by the 1940 Act, except that a Fund may borrow money from banks and enter into reverse repurchase agreements (i) in the aggregate amount of up to 10% of its total assets to increase its holdings of portfolio securities and (ii) for temporary extraordinary or emergency purposes, subject to the overall limitation that total borrowings by that Fund (including borrowing through reverse repurchase agreements) may not exceed 33 1/3% of the value of a Fund's total assets (measured in each case at the time of borrowing).

The Municipal Funds may not issue senior securities as defined by the 1940 Act, or borrow money, except that the Funds may borrow from banks for temporary, extraordinary or emergency purposes (but not for investment for Alpine/Aberdeen Ultra Short Municipal Income Funds) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). The Municipal Funds may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

12.  Joint Trading

The Alpine/Aberdeen International Real Estate Equity Funds may not participate on a joint or joint and several basis in any trading account in any securities. (The "bunching" of orders for the purchase or sale of portfolio securities with AAMI or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

13.  Pledging Assets

Each Fund (except the Municipal Funds) may not pledge, mortgage, hypothecate or otherwise encumber their assets, except to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

The Municipal Funds may not pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

14.  Investment Objective

Each Target Fund has the same fundamental or non-fundamental status for its investment objective as the corresponding Acquiring Fund, with the exception of the Rising Dividend Target Fund and Income Builder Acquiring Fund. The Rising Dividend Target Fund has a fundamental investment objective that cannot be changed without the approval of a majority of outstanding shares, and its corresponding Income Builder Acquiring Fund, which has a non-fundamental investment objective that may be changed by the Board upon 60 days' prior notice to shareholders.

The investment objective(s) for each other Fund (except for the Municipal Funds ) is/are fundamental and may not be changed without the approval of a majority of the outstanding voting securities of that Fund. The investment objective for the Municipal Funds may be changed by the Board upon 60 days' prior notice to the shareholders.

15.  80% Investment Policy

The 80% investment policy for each of the Municipal Funds is fundamental and may not be changed without a shareholder vote.

The 80% investment policy of each of the Alpine/Aberdeen International Real Estate Equity Funds, Alpine/Aberdeen Realty Income & Growth Funds, Alpine/Aberdeen Global Infrastructure Funds, Alpine/Aberdeen Dynamic Dividend Funds and Alpine/Aberdeen Income Builder Funds may be changed by the Board upon 60 days' prior notice to shareholders.*

Exhibit C

[To be filed by amendment]

C-1

Exhibit D

[To be filed by amendment]

D-1

Exhibit E

To be filed by amendment

E-1

PART B

ABERDEEN FUNDS

Aberdeen Dynamic Dividend Fund

Aberdeen Global Infrastructure Fund

Aberdeen High Yield Managed Duration Municipal Fund

Aberdeen International Real Estate Equity Fund

Aberdeen Realty Income & Growth Fund

Aberdeen Income Builder Fund

Aberdeen Ultra Short Municipal Income Fund

(each, an “Acquiring Fund”, and collectively, the “Acquiring Funds”)

STATEMENT OF ADDITIONAL INFORMATION

[•], 2018

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganizations”) of each of the Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund, each a series of Alpine Equity Trust, a Massachusetts business trust; Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund, each a series of Alpine Income Trust, a Delaware statutory trust; and Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund, each a series of Alpine Series Trust, a Delaware statutory trust (each, a “Target Fund” and collectively, the “Target Funds”).

This SAI contains information that may be of interest to shareholders of the Target Funds relating to the Reorganizations, but which is not included in the Proxy Statement/Prospectus dated March [9], 2018 (the “Proxy Statement/Prospectus”). As described in the Proxy Statement/Prospectus, in the Reorganizations, the Target Funds will transfer all of its assets and liabilities to the corresponding Acquiring Funds noted in the table below in exchange for shares of classes of the Acquiring Funds, which shares will be distributed to the shareholders of the corresponding class of the Target Funds in complete liquidation and dissolution of the Target Funds.

Target Fund	Corresponding Acquiring Fund
Alpine Dynamic Dividend Fund	Aberdeen Dynamic Dividend Fund
Alpine Global Infrastructure Fund	Aberdeen Global Infrastructure Fund
Alpine High Yield Managed Duration Municipal Fund	Aberdeen High Yield Managed Duration Municipal Fund
Alpine International Real Estate Equity Fund	Aberdeen International Real Estate Equity Fund
Alpine Realty Income & Growth Fund	Aberdeen Realty Income & Growth Fund
Alpine Rising Dividend Fund	Aberdeen Income Builder Fund
Alpine Ultra Short Municipal Income Fund	Aberdeen Ultra Short Municipal Income Fund

This SAI is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus. A copy of the Proxy Statement/Prospectus is available upon request and without charge by writing to Aberdeen Funds, 1735 Market Street, 32nd Floor, Philadelphia, PA 19103, or by calling (866) 667-9231.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Proxy Statement/Prospectus.

E-1

Table of Contents

Additional Information About the Target Funds and Acquiring Funds	E-3

Financial Statements	E-3

Pro Forma Financial Information	E-3

2

Additional Information About the Target Funds and Acquiring Funds

For the Target Funds: Incorporated by reference is the Statement of Additional Information in the Registration Statements on Form N-1A as follows:

[chart of each SAI that will be incorporated by reference to be provided by amendment]

Financial Statements

This SAI incorporates by reference the Annual Reports of the Target Funds for the fiscal year ended October 31, 2017 as follows: (i) Alpine Equity Trust relating to Alpine Global Infrastructure Fund, Alpine International Real Estate Equity Fund and Alpine Realty Income & Growth Fund (SEC Accession No. 0000930413-18-000026) and (ii) Alpine Series Trust relating to Alpine Dynamic Dividend Fund and Alpine Rising Dividend Fund (SEC Accession No. 0000930413-18-000027), and (iii) Alpine Income Trust relating to Alpine High Yield Managed Duration Municipal Fund and Alpine Ultra Short Municipal Income Fund (SEC Accession No. 0000930413-18-000031), each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Target Funds and the Acquiring Funds. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the Reorganizations because each Acquiring Fund is a newly organized Fund with no assets and liabilities that will commence investment operations upon completion of the applicable Reorganization.

Part C

Item 15. Indemnification

(a) Article VII, Section 2 of the Registrant’s Agreement and Declaration of Trust (“Trust Declaration”) provides that the Registrant (the “Trust”), out of the Trust Property, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or trustee’s performance of his or her duties as an officer or trustee of the Trust. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Trust whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing in the Trust Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office (such conduct referred to herein as “Disqualifying Conduct”).

For the purpose of this indemnification and limitation of liability, “Agent” means any person who is or was a trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or other agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise; “Proceeding” means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative. To the fullest extent that limitations on the liability of Agents are permitted by the Delaware Statutory Trust Act, as amended, and other applicable law, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter of the Trust. No amendment or repeal of Article VII of the Trust Declaration regarding indemnification shall adversely affect any right or protection of an Agent that exists at the time of such amendment or repeal.

(b) The Registrant’s Trust Declaration provides that to the fullest extent permitted by applicable law, the officers and Trustees shall be entitled and have the authority to purchase with Trust Property, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which such Person becomes involved by virtue of such Person’s capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Person against such liability under the provisions of Article VII of the Trust Declaration.

(c) In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and the Registrant’s sub-advisers, administrator, principal underwriter and custodian are provided in: (1) Section 7(b) of each Investment Advisory Agreement between the Registrant and Aberdeen Asset Management, Inc. (“AAMI”); (2) Section 10 of the Sub-Advisory Agreements among the Registrant, AAMI and each of the following sub-advisers: (a) Aberdeen Asset Management Asia Limited and (b) Aberdeen Asset Managers Limited; (3) Section 9(a) and (b) of the Underwriting Agreement between the Registrant and Aberdeen Fund Distributors, LLC; (4) Section 8 of the Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc.; and (5) Section 17 of the Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company. Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties. These Agreements are incorporated herein by reference to Item 16.

Item 16. Exhibits

1. (a) Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1. of Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on March 13, 2008 (Accession Number 0001104659-08-017390).

(i) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust of Registrant is incorporated by reference to Exhibit EX-99.a.1.a. of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on June 23, 2008 (Accession Number 0001193125-08-138324) (“Post-Effective Amendment No. 2”).

(ii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Global Fixed Income Fund, Aberdeen Global Small Cap Fund, Aberdeen International Focus Fund, Aberdeen International Focus Portfolio and Aberdeen Asia Bond Fund is incorporated by reference to Exhibit EX-99.a.1.c. of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on April 22, 2009 (Accession Number 0001104659-09-025445).

(iii) Certificate of Establishment and Designation of Additional Series and Share Class of Aberdeen Funds establishing the Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on July 20, 2009 (Accession Number 0001104659-09-043743).

(iv) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund and Institutional Service Class for the Aberdeen International Equity Institutional Fund, Aberdeen Asia Bond Institutional Fund and Aberdeen Emerging Markets Institutional Fund is incorporated by reference to Exhibit EX-99.a.1.d. of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on October 28, 2009 (Accession Number 0001135428-09-000523).

(v) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Local Currency Fund, Aberdeen Global High Yield Bond Fund and Aberdeen Ultra-Short Duration Bond Fund is incorporated by reference to Exhibit EX-99.a.1.f. of Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on October 4, 2010 (Accession Number 0001104659-10-051121) (“Post-Effective Amendment No. 28”).

(vi) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Asia-Pacific Smaller Companies Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2011 (Accession Number 0001104659-11-018407).

(vii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Equity I Fund and Aberdeen U.S. Equity II Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A filed on August 12, 2011 (Accession Number 0001104659-11-046544) (“Post-Effective Amendment No. 39”).

(viii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. High Yield Bond Fund is incorporated by reference to Exhibit EX-99.a.1.g. of Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 15, 2011 (Accession Number 0001104659-11-069674).

(ix) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Emerging Markets Debt Fund is incorporated by reference to Exhibit EX-99.a.1.j of Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A filed on June 15, 2012 (Accession Number 0001104659-12-043873) (“Post-Effective Amendment No. 47”).

(x) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen European Equity Fund and Aberdeen Latin American Equity Fund is incorporated by reference to Exhibit EX-99.a.1.k of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on December 11, 2012 (Accession Number 00011-04659-12-083265).

(xi) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II is incorporated by reference to Exhibit EX-99.a.1.k. of Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A filed on October 15, 2015 (Accession Number 0001104659-15-070904) (“Post-Effective Amendment No. 67”).

(xii) Certificate of Name Change changing the names of the Aberdeen Alternative Strategies Fund and Aberdeen Alternative Strategies Fund II to the Aberdeen Multi-Manager Alternative Strategies Fund and Aberdeen Multi-Manager Alternative Strategies Fund II is incorporated by reference to Exhibit EX-99.a.1.l. of Post-Effective Amendment No. 67 filed on October 15, 2015.

(xiii) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Japanese Equities Fund is incorporated by reference to Exhibit EX-99.a.1.m of Post-Effective Amendment No. 69 filed on November 25, 2015 (Accession Number 0001104659-15-081471) (“Post-Effective Amendment No. 69”).

(xiv) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen U.S. Mid Cap Equity Fund is incorporated by reference to Exhibit EX-99.a.1.n of Post-Effective Amendment No. 72 filed on February 29, 2016 (Accession Number 0001104659-16-101125) (“Post-Effective Amendment No. 72”).

(xv) Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund, Aberdeen Ultra Short Municipal Income Fund is filed herewith.

(b) Certificate of Trust of Registrant, filed with the Office of the Secretary of State of the State of Delaware on September 27, 2007, is incorporated by reference to the Registrant’s initial Registration Statement on Form N-1A filed on October 12, 2007 (Accession Number 0001137439-07-000471).

2. Amended and Restated By-Laws of Registrant are incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s initial Registration Statement on Form N-1A filed on January 18, 2008 (Accession Number 0001386893-08-000026).

3. Not Applicable.

4. Form of Agreement and Plan of Reorganization attached as Exhibit A to the Proxy Statement/Prospectus is incorporated herein by reference.

5.                                      (a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.                                      (a) Investment Advisory Agreement dated February 7, 2008 between Registrant and AAMI (the “2008 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i) Exhibit A to the 2008 Advisory Agreement is incorporated by reference to Exhibit EX-99.d.1.a of Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed on February 27, 2015 (Accession Number 0001104659-15-015103) (“Post-Effective Amendment No. 63”).

(b) Investment Advisory Agreement dated November 13, 2015 between Registrant and AAMI (the “2015 Advisory Agreement”) is incorporated by reference to Exhibit EX-99.d.2. of Post-Effective Amendment No. 69 filed on November 25, 2015.

(i) Amendment to the 2015 Advisory Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.d.2.a of Post-Effective Amendment No. 72 filed on February 29, 2016.

(c) Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Management Asia Limited (“AAMAL”) is incorporated by reference to Exhibit EX-99.d.3. of Post-Effective Amendment No. 28 filed on October 4, 2010.

(i) Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAMAL is incorporated by reference to Exhibit EX-99.d.3.a of Post-Effective Amendment No. 69 filed on November 25, 2015.

(d) Subadvisory Agreement between Registrant, AAMI and Aberdeen Asset Managers Limited (“AAML”) is incorporated by reference to Exhibit EX-99.d.4. of Post-Effective Amendment No. 47 filed on June 15, 2012.

(i) Exhibit A to the Subadvisory Agreement between Registrant, AAMI and AAML is incorporated by reference to Exhibit EX-99.d.4.a of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A

filed on December 16, 2015 (Accession Number 0001104659-15-085212) (“Post-Effective Amendment No. 71”).

(e) Form of Sub-Advisory Agreement between AAMI and AAML with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen International Real Estate Equity Fund and Aberdeen Realty Income & Growth Fund to be filed by amendment.

(f) Form of Investment Advisory Agreement between Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund, Aberdeen Ultra Short Municipal Income Fund and AAMI to be filed by amendment.

7.           (a) Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC is incorporated by reference to Exhibit EX-99.e.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Form of  Schedule A to the Underwriting Agreement between Registrant and Aberdeen Fund Distributors LLC to be filed by amendment.

(b) Form of Dealer Agreement is incorporated by reference to Exhibit EX-99.e.2 of Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed on September 14, 2017 (Accession Number 0001104659-17-057178) (“Post-Effective Amendment No. 81”).

8. Not Applicable.

9.           (a) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g. of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed on July 12, 2010 (Accession Number 0001104659-10-037599) (“Post-Effective Amendment No. 26”).

(i)                                     Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.g.1.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)                                  Amended Appendix A to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund to be filed by amendment.

10.         (a) Distribution Plan to be filed by amendment.

(b) Rule 18f-3 Plan to be filed by amendment.

11. Opinion and Consent of Counsel for Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund, Aberdeen Ultra Short Municipal Income Fund that shares will be legally issued, fully paid and non-assessable, to be filed by amendment.

12. Form of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters to be filed by amendment.

13.         (a) Fund Administration Agreement between Registrant and AAMI is incorporated by reference to Exhibit EX-99.h.1. of Post-Effective Amendment No. 2 filed on June 23, 2008.

(i)                                     Form of Exhibit B to the Fund Administration Agreement between Registrant and AAMI to be filed by amendment.

(b) Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (f.k.a. Boston Financial Data Services, Inc.) is incorporated by reference to Exhibit EX-99.h.2. of Post-Effective Amendment No. 39 filed on August 12, 2011.

(i)                                     Amendment dated September 18, 2014 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (f.k.a. Boston Financial Data Services, Inc.) is incorporated by reference to Exhibit EX-99.h.2.a. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(ii)                                  Amendment dated February 3, 2015 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (f.k.a. Boston Financial Data Services, Inc.) is incorporated by reference to Exhibit EX-99.h.2.b. of Post-Effective Amendment No. 63 filed on February 27, 2015.

(iii)                               Amendment dated December 11, 2015 to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (f.k.a. Boston Financial Data Services, Inc.) is incorporated by reference to Exhibit EX-99.h.2.d of Post-Effective Amendment No. 72 filed on February 29, 2016.

(iv)                              Amendment dated [   ] to the Transfer Agency and Service Agreement between Registrant and DST Asset Manager Solutions, Inc. (f.k.a. Boston Financial Data Services, Inc.) is to be filed by amendment.

(c) Sub-Administration Agreement between AAMI and State Street Bank and Trust Company is incorporated by reference to Exhibit EX-99.h.3 of Post-Effective Amendment No. 26 filed on July 12, 2010.

(i)                                     Form of Additional Funds Letter and Updated Schedule A to the Sub-Administration Agreement to be filed by amendment.

(d) Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4. of Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A filed on February 6, 2009 (Accession Number 0001386893-09-000028).

(i)                                     Exhibit A to the Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.a of Post-Effective Amendment No. 71 filed on December 16, 2015.

(ii)                                  Amendment to Administrative Services Plan incorporated by reference to Exhibit EX-99.h.4.c of Post-Effective Amendment No. 72 filed on February 29, 2016.

(iii)                               Second Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h,4,c of Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A as filed on June 16, 2016 (Accession Number 0001104659-16-127716) (“Post-Effective Amendment No. 74”).

(iv)                              Third Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.d of Post-Effective Amendment No. 79 filed on February 28, 2017.

(v)                                 Fourth Amendment to Administrative Services Plan is incorporated by reference to Exhibit EX-99.h.4.d of Post-Effective Amendment No. 81 filed on September 14, 2017.

(vi)                              Amendment to Administrative Services Plan for the addition of Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund to be filed by amendment.

(e) Form of Servicing Agreement is incorporated by reference to Exhibit EX-99.h.5 of Post-Effective Amendment No. 81 filed on September 14, 2017.

(f) Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6 of Post-Effective Amendment No. 77 filed on December 29, 2016.

(i)                                     Amended Exhibit A to the Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit EX-99.h.6.b of Post-Effective Amendment No. 82 filed on November 15, 2017.

(g)  Expense Limitation Agreement between the Registrant and AAMI with respect to the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund to be filed by amendment.

14. Consent of [   ], independent registered public accounting firm, to be filed by amendment.

15. Not Applicable.

16. (a) Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Neville J. Miles, Rahn K. Porter, Steven N. Rappaport, Peter D. Sacks, John T. Sheehy, Warren C. Smith and Martin Gilbert is filed herewith.

(b) Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia is filed herewith.

(c) Officer’s Certificate is filed herewith.

17.                               (a) Form of Proxy Card to be filed by amendment.

(b) Code of Ethics of Registrant is incorporated by reference to Exhibit EX-99.p.1 of Post-Effective Amendment No. 74 filed on June 16, 2016.

(c) Code of Ethics of AAMI, AAML, AAMAL and Aberdeen Fund Distributors, LLC is incorporated by reference to Exhibit EX-99.p.2 of Post-Effective Amendment No. 74 filed on June 16, 2016.

(d) Amended Rule 18f-3 Plan for the addition of the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund and Aberdeen Ultra Short Municipal Income Fund to be filed by amendment.

Item 17. Undertakings

1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 26th day of January, 2018.

Aberdeen Funds
Registrant

By:	/s/ Bev Hendry(1)
Bev Hendry
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name		Title	Date

	/s/ Bev Hendry(1)	President and Chief Executive Officer	January 26, 2018
Bev Hendry

	/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer And Principal	January 26, 2018
	Andrea Melia	Accounting Officer

	/s/ P. Gerald Malone(1)	Chairman of the Board	January 26, 2018
P. Gerald Malone

	/s/ Richard H. McCoy(1)	Trustee	January 26, 2018
Richard H. McCoy

	/s/ Peter D. Sacks(1)	Trustee	January 26, 2018
Peter D. Sacks

	/s/ John T. Sheehy(1)	Trustee	January 26, 2018
John T. Sheehy

	/s/ Warren C. Smith(1)	Trustee	January 26, 2018
Warren C. Smith

	/s/ Neville Miles(1)	Trustee	January 26, 2018
Neville Miles

	/s/ Rahn K. Porter(1)	Trustee	January 26, 2018
Rahn K. Porter

	/s/ Steven N. Rappaport(1)	Trustee	January 26, 2018
Steven N. Rappaport

	/s/ Martin Gilbert(1)	Trustee	January 26, 2018
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

(1)             Pursuant to a power of attorney filed herewith.

Exhibit List

Exhibit Number	Exhibit

EX-99.1.a.xv

Certificate of Establishment and Designation of Additional Series and Share Classes of Aberdeen Funds establishing the Aberdeen Dynamic Dividend Fund, Aberdeen Global Infrastructure Fund, Aberdeen High Yield Managed Duration Municipal Fund, Aberdeen International Real Estate Equity Fund, Aberdeen Realty Income & Growth Fund, Aberdeen Income Builder Fund, Aberdeen Ultra Short Municipal Income Fund.

EX-99.16.a

Power of Attorney with respect to Registrant for P. Gerald Malone, Warren C. Smith, Richard H. McCoy, Neville J. Miles, Rahn K. Porter, Steven N. Rappaport, Peter D. Sacks, John T. Sheehy, Warren C. Smith and Martin Gilbert.

EX-99.16.b	Power of Attorney with respect to Registrant for Bev Hendry and Andrea Melia.

EX-99.16.c	Certificate of Secretary